UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 134	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code:	(317) 917-7000

Melissa K. Gallagher

President

2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

It is proposed that this filing will become effective:

☐immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☒60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Appleseed Fund

Ticker Symbol: APPLX

PROSPECTUS

_______, 2010

INVESTMENT OBJECTIVE:

Long-Term Capital Appreciation

21 S. Clark Street

Suite 3325

Chicago, IL 60603

(800) 470-1029

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Page

SUMMARY SECTION	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Risks	3
Performance	6
Portfolio Management	7
Buying and Selling Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL STRATEGIES AND RELATED RISKS	8
Principal Investment Strategies of the Fund	8
Principal Risks of Investing in the Fund	9
Portfolio Holdings	12
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND	12
Adviser	12
Portfolio Managers	14
ACCOUNT INFORMATION	15
How to Buy Shares	15
How to Redeem Shares	18
Determination of Net Asset Value	21
Dividends, Distributions, and Taxes	22
FINANCIAL HIGHLIGHTS	25
PRIVACY POLICY	26
FOR MORE INFORMATION	27

SUMMARY SECTION

Investment Objective

The investment objective of the Appleseed Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees[1]	0.15%
Other Expenses	____%
Acquired Fund Fees and Expenses	____%
Total Annual Fund Operating Expenses (Before Waiver)	____%
Fee Waiver/Expense Reimbursement[1]	(____%)
Total Annual Fund Operating Expenses (After Waiver)	____%

1 Effective April 1, 2010, the Fund will pay a 12b-1 fee of 0.15% of its average daily net assets.

2 The Fund’s Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (with certain exceptions) do not exceed 1.24% of the Fund’s average daily net assets through January 31, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gains distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$___	$___	$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.54% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser. When selecting common stocks for investment by the Fund, the Adviser focuses on company valuation, looking for significant discrepancies between its own appraisal of the intrinsic value of a prospective investment and the market price of the investment. When determining a company’s intrinsic value, the Adviser looks closely at the fundamentals of the underlying business. In an effort to limit downside risk and maximize upside potential, the Adviser typically will seek out companies that it believes have strong competitive positions, solid financials, and capable, shareholder-friendly management teams.

The Fund also seeks to invest in companies that balance generating profits with an awareness of their impact on the environment and society in general. The Adviser believes that socially responsible companies present less business risk for investors and create opportunities to contribute to a more sustainable society. The Fund will not invest in companies that derive substantial revenues from the tobacco, alcohol, pornography, gambling or weapons industries, as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights.

The Fund expects to make significant investments in its best ideas, which means that the Fund may invest in a limited number of portfolio companies. In addition, the Fund anticipates holding portfolio stocks for long periods of time. The Adviser will consider selling or reducing a holding when the stock price reaches the Adviser’s target price, when the Adviser’s appraisal of a company’s intrinsic value changes due to deteriorating fundamentals, or when better investment opportunities exist elsewhere. The Adviser typically attempts to minimize the creation of short-term capital gains, although this will not be a limiting factor if the Adviser decides to sell a security.

In order to align the Adviser’s own interests with those of Fund shareholders, the Fund’s portfolio managers have invested personally in the Fund.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), exchange-traded funds (“ETFs,” including ETFs that invest in equity securities or commodities or commodities-related investments), business trusts (including equity real estate investment trusts (“REITs”), and income trusts) and publicly traded partnerships that invest in real estate or underlying businesses. The Fund may purchase foreign stocks directly or through American Depository Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign company which entitle the holder to dividends and capital gains on the underlying security. The Fund may invest in common stocks of all sizes, including, but not limited to, securities of small- and mid-capitalization companies. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.

The Fund may invest in securities or other instruments backed by commodities, including commodity ETFs, and it may invest in companies which are engaged in a commodities business or have a significant portion of their assets in commodities. The Fund may invest in commodities-related investments for any purpose consistent with its investment objective, or as an attempt to offset the effects of inflation.

The Fund may also invest a portion of its assets in corporate bonds, preferred stock, U.S. Government and agency securities, money market mutual funds, certificates of deposit, and other cash equivalents. The Fund may invest in corporate bonds of any duration or maturity rated investment grade at the time of purchase (at least BBB/Baa or higher) as determined by one of the following rating organizations: Standard and Poor’s Ratings Group, Fitch Ratings or Moody’s Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions. The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The derivative securities that the Fund may purchase or sell (write) include put or call options. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities.

The Fund’s social and environmental screening criteria generally apply to investments in stocks and bonds issued by portfolio companies at the time of investment, and periodically thereafter. However, the Fund may continue to hold securities of companies that no longer meet its social screening criteria if the Adviser believes that the company is attempting to address its problems, or to allow the Adviser adequate time to sell the security in a commercially reasonable manner at an attractive price. The Fund’s investments in cash equivalents (such as money market funds or certificates of deposit, U.S. government and government agency securities), derivative transactions, short sales and commodity-related investments are not screened for compliance with the socially and environmentally responsible investment guidelines as described in this Prospectus.  The Fund’s screening activities are intended to apply primarily to operating companies that issue securities (other than those noted above) in which the Fund invests. However, the Fund’s investments in ETFs will also be screened to the extent practicable. The Fund’s social screening criteria may be changed without shareholder approval. If the Adviser believes that investment opportunities that meet the Fund’s investment criteria are not currently available, the Fund may invest up to 100% of its assets in money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreementsand other cash equivalents.The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. To the extent the Fund makes these investments, the Fund might not achieve its investment objective.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value, and the Adviser’s value-oriented approach may fail to produce the intended results.

•

Excluded Securities Risk. The Fund’s portfolio is subject to social and environmental screening. As a result, the universe of acceptable investments for the Fund is limited as compared to other funds that do not apply such screening. The Fund may exclude certain securities from its portfolio based on socially responsible investing criteria when it would be otherwise advantageous to invest in these securities, or it may sell certain securities for social or environmental reasons when it is otherwise advantageous to retain them.

•

Non-Diversification Risk. The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

•

Small and Mid-Cap Risk. The Fund may invest in stocks of small and mid-cap companies, which may be more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.

•

Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign company. In addition, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

•

Real Estate Risks. When the Fund invests in REITs or publicly traded partnerships that invest in real estate, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs and publicly traded partnerships that invest in real estate are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

•

ETF Risk. When the Fund invests in another investment company such as an exchange-traded fund (ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, which may be duplicative. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from its investment practices (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. ETFs are also subject to the following additional risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Commodity Risk. To the extent that the Fund invests in commodities-related securities, including ETFs, that invest in commodities, it will be subject to additional risks. The value of funds that invest in commodities such as gold or silver is highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity funds may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

•

Business Trust Risks. Investments in REITS and other business trusts are subject to various risks related to the underlying operating companies controlled by such partnerships or trusts, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

•

Derivatives Risk. Options and futures in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund. Derivatives normally have economic leverage inherent in their terms. As a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

•

Fixed Income Securities Risks: The issuer of a fixed income security, such as a corporate bond, may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security may decline because investors will likely demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•

Government Securities Risk. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	___ Quarter, 20__, ___%
Worst Quarter:	___ Quarter, 20__, ___%

Average Annual Total Returns (for the periods ended December 31, 2009)
	One Year	Since Inception(12/8/2006)
The Fund
Return Before Taxes	___%	___%
Return After Taxes on Distributions[1]	___%	___%
Return After Taxes on Distributions and Sale of Fund Shares[1]	___%	___%
S&P 500 Index(reflects no deduction for fees, expenses, or taxes)[2]	___%	___%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 470-1029.

Portfolio Management

Investment Adviser – Pekin Singer Strauss Asset Management, Inc.

          Portfolio Managers – The following portfolio managers have been jointly responsible for the day-to-day management of the Fund since its inception in 2006.

•	Adam Strauss, CFA; Senior Vice President of the Adviser
•	Joshua Strauss, CFA; Senior Vice President of the Adviser
•	Ronald Strauss, CFA; President of the Adviser
•	Rick Singer, CFA; Senior Vice President of the Adviser
•	Bill Pekin, CFA; Senior Vice President of the Adviser

Buying and Selling Fund Shares Minimum Initial Investment      To Place Orders

$2,500 for all account types	By Mail: Appleseed Fund
c/o: Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206
By Phone: (800) 470-1029

You may sell or redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S

PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser. When selecting common stocks for investment by the Fund, the Adviser focuses on company valuation, looking for significant discrepancies between its own appraisal of the intrinsic value of a prospective investment and the market price of the investment. When determining a company’s intrinsic value, the Adviser looks closely at the fundamentals of the underlying business. In an effort to limit downside risk and maximize upside potential, the Adviser typically will seek out companies that it believes have strong competitive positions, solid financials, and capable, shareholder-friendly management teams.

The Fund also seeks to invest in companies that balance generating profits with an awareness of their impact on the environment and society in general. The Adviser believes that socially responsible companies present less business risk for investors and create opportunities to contribute to a more sustainable society. The Fund will not invest in companies that derive substantial revenues from the tobacco, alcohol, pornography, gambling or weapons industries, as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights.

The Fund expects to make significant investments in its best ideas, which means that the Fund may invest in a limited number of portfolio companies. In addition, the Fund anticipates holding portfolio stocks for long periods of time. The Adviser will consider selling or reducing a holding when the stock price reaches the Adviser’s target price, when the Adviser’s appraisal of a company’s intrinsic value changes due to deteriorating fundamentals, or when better investment opportunities exist elsewhere. The Adviser typically attempts to minimize the creation of short-term capital gains, although this will not be a limiting factor if the Adviser decides to sell a security.

In order to align the Adviser’s own interests with those of Fund shareholders, the Fund’s portfolio managers have invested personally in the Fund.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), exchange-traded funds (“ETFs,” including ETFs that invest in equity securities or commodities or commodities-related investments), business trusts (including equity real estate investment trusts (“REITs”), and income trusts) and publicly traded partnerships that invest in real estate or underlying businesses. The Fund may purchase foreign stocks directly or through American Depository Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign company which entitle the holder to dividends and capital gains on the underlying security. The Fund may invest in common stocks of all sizes, including, but not limited to, securities of small- and mid-capitalization companies. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.

The Fund may invest in securities or other instruments backed by commodities, including commodity ETFs, and it may invest in companies which are engaged in a commodities business or have a significant portion of their assets in commodities. The Fund may invest in commodities-related investments for any purpose consistent with its investment objective, or as an attempt to offset the effects of inflation.

The Fund may also invest a portion of its assets in corporate bonds, preferred stock, U.S. Government and agency securities, money market mutual funds, certificates of deposit, and other cash equivalents. The Fund may invest in corporate bonds of any duration or maturity rated investment grade at the time of purchase (at least BBB/Baa or higher) as determined by one of the following rating organizations: Standard and Poor’s Ratings Group, Fitch Ratings or Moody’s Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions. The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The derivative securities that the Fund may purchase or sell (write) include put or call options. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities.

The Fund’s social and environmental screening criteria generally apply to investments in stocks and bonds issued by portfolio companies at the time of investment, and periodically thereafter. However, the Fund may continue to hold securities of companies that no longer meet its social screening criteria if the Adviser believes that the company is attempting to address its problems, or to allow the Adviser adequate time to sell the security in a commercially reasonable manner at an attractive price. The Fund’s investments in cash equivalents (such as money market funds or certificates of deposit, U.S. government and government agency securities), derivative transactions, short sales and commodity-related investments are not screened for compliance with the socially and environmentally responsible investment guidelines as described in this Prospectus.  The Fund’s screening activities are intended to apply primarily to operating companies that issue securities (other than those noted above) in which the Fund invests. However, the Fund’s investments in ETFs will also be screened to the extent practicable. The Fund’s social screening criteria may be changed without shareholder approval. If the Adviser believes that investment opportunities that meet the Fund’s investment criteria are not currently available, the Fund may invest up to 100% of its assets in money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreementsand other cash equivalents.The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. To the extent the Fund makes these investments, the Fund might not achieve its investment objective.

Principal Risks of Investing in the Fund

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value, and the Adviser’s value-oriented approach may fail to produce the intended results.

•

Excluded Securities Risk. The Fund’s portfolio is subject to social and environmental screening. As a result, the universe of acceptable investments for the Fund is limited as compared to other funds that do not apply such screening. The Fund may exclude certain securities from its portfolio based on socially responsible investing criteria when it would be otherwise advantageous to invest in these securities, or it may sell certain securities for social or environmental reasons when it is otherwise advantageous to retain them.

•

Non-Diversification Risk. The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

•

Small and Mid-Cap Risk. The Fund may invest in stocks of small and mid-cap companies, which may be more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.

•

Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign company. In addition, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

•

Real Estate Risks. When the Fund invests in REITs or publicly traded partnerships that invest in real estate, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs and publicly traded partnerships that invest in real estate are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

•

ETF Risk. When the Fund invests in another investment company such as an exchange-traded fund (ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, which may be duplicative. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from its investment practices (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. ETFs are also subject to the following additional risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Commodity Risk. To the extent that the Fund invests in other funds, including ETFs, that invest in commodities, it will be subject to additional risks. The value of funds that invest in commodities such as gold or silver is highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity funds may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•

Business Trust Risks. Investments in REITS and other business trusts are subject to various risks related to the underlying operating companies controlled by such partnerships or trusts, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

•

Derivatives Risk. Options and futures in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund. Derivatives normally have economic leverage inherent in their terms. As a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

•

Fixed Income Securities Risks: The issuer of a fixed income security, such as a corporate bond, may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security may decline because investors will likely demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•

Government Securities Risk. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

•	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking a fund with a value strategy
•	Investors seeking a fund with socially responsible investing screens
•	Investors who can tolerate the risks associated with common stocks

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Adviser Pekin Singer Strauss Asset Management, Inc., 21 South Clark Street, Suite 3325, Chicago, IL 60603, serves as investment adviser to the Fund. The Adviser is an investment advisory firm founded in 1990 to serve individual and family clients and currently has over $600 million of assets under management. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio.

The Adviser establishes the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by portfolio companies. The Fund is the first mutual fund managed by the Adviser. The Adviser is controlled by Richard Singer, Adam Strauss, Josh Strauss, William Pekin and Ronald Strauss.

For its advisory services, the Adviser is entitled to receive a management fee at the annual rate of 1.00% of the average daily net assets of the Fund. The Adviser paid the initial organizational and offering expenses of the Fund, subject to reimbursement by the Fund of certain offering expenses through November 30, 2010. The Adviser also has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, taxes, extraordinary litigation expenses and any indirect expenses (such as Acquired Fund Fees and Expenses), do not exceed 1.24% of the Fund’s average daily net assets. The contractual agreement is in place through [January 31, 2011]. Each waiver and reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitation. During the fiscal period December 1, 2008 through September 30, 2009, the Adviser was obligated to waive its entire fee pursuant to the expense cap agreement with the Fund.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the Adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

A discussion of the factors that the Board of Trustees considered in approving the Fund’s management agreement is contained in the Fund’s semi-annual report to shareholders for the period ended May 31, 2009.  Portfolio Managers

The Fund’s portfolio managers work closely with all members of the Adviser’s research team and are jointly responsible for making the investment decisions for the Fund. A majority of the portfolio managers must approve the purchase of any new portfolio companies and the sale of existing portfolio companies.

Adam Strauss, CFA, is Senior Vice President of the Adviser. Adam is jointly responsible for the day-to-day management of the Fund’s portfolio and for following several portfolio companies in the Fund. Adam also manages separate account portfolios unrelated to the Fund. Prior to joining the Adviser in 2004, Adam worked in several operating roles, as Sr. Vice President of Corporate Development at EquipNet, Inc. (2000-2004) and as VP of Business Development at Frontier Natural Brands (1997-2000). Adam began his career as a management consultant, at Gemini Consulting (1992-1994) and, prior to that, at Andersen Consulting (1991-1992). Adam earned a BA from Stanford University in 1991 and an MBA from the Stanford Graduate School of Business in 1997. He was awarded the Chartered Financial Analyst (CFA) designation in 2006.

          Joshua Strauss, CFA, is Senior Vice President of the Adviser. Joshua is jointly responsible for the day-to-day management of the Fund’s portfolio and for following several portfolio companies in the Fund. Joshua joined the Adviser in 2004 as an Analyst and Portfolio Manager. Previous to joining the Adviser, Josh acted in an operational capacity as Director of Business Development at Color Kinetics Incorporated (2000-2004). He began his career as an Analyst at Shearman & Sterling (1995-1998) and, prior to that, at Markowitz & McNaughton (1994-1995). Joshua earned a B.A. in Foreign Affairs from the University of Virginia in 1994 and an MBA from the Stephen M. Ross School of Business at the University of Michigan in 2000. He was awarded the Chartered Financial Analyst (CFA) designation in 2006.

Ronald Strauss, CFA, is President of the Adviser. Ronald is responsible for following several portfolio companies in the Fund. Ronald also manages separate account portfolios unrelated to the Fund. As President of the Adviser, Ronald is also responsible for managing the firm, for overseeing its research and investment process, and for managing separate account portfolios unrelated to the Fund. Ronald began his career in the securities industry over 36 years ago as an analyst in Montgomery Ward’s Corporate Research Department in 1965, and in 1967 he was promoted to Project Manager. In 1969, Ronald joined Mesirow and Co. as a registered representative and subsequently became a security analyst. He received the Chartered Financial Analyst (CFA) designation in 1973 and he became Director of Research and General Partner of Mesirow in 1974. In 1978, he joined William Blair & Company as a Securities Analyst and in 1980 was made a General Partner. In 1996, he formed Ardmore Partners, an investment advisory firm with $40 million under management at its peak, and jointly managed Sirius Partners, an investment partnership with $300 million under management. He received a BS in history from the University of Wisconsin in 1961 and an MBA from New York University in 1965.

          Rick Singer, CFA, is Senior Vice President of the Adviser. Rick is responsible for following several portfolio companies in the Fund. Rick also manages separate account portfolios unrelated to the Fund. Rick began his career in the securities industry in the investment departments of The Northern Trust Company and Chicago Title and Trust in 1968. Prior to co-founding the Adviser, Rick was Vice President-Investments of Mesirow and Co., where he also served as research analyst and investment executive, from 1972 to 1989. Rick was awarded the Chartered Financial Analyst (CFA) designation in 1977. He received a B.S. in Economics from the University of Illinois in 1966 and an MBA from the University of California – Los Angeles in 1968.

Bill Pekin, CFA, is Senior Vice President of the Adviser. Bill is responsible for following several portfolio companies in the Fund. Bill also manages separate account portfolios unrelated to the Fund. Prior to joining the Adviser in 2001, Bill worked in the investment banking division of Credit Suisse First Boston in Chicago. Prior to this position he was an investment banker and high yield/high grade research analyst at Donaldson, Lufkin & Jenrette in New York. Bill began his career at MetLife Investment Management Corp. in 1993. Bill earned a BA from Haverford College and an MBA from the Wharton School of the University of Pennsylvania in 2000. He was awarded the Chartered Financial Analyst (CFA) designation in 2003.

The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including the compensation structure, a description of other accounts managed by the portfolio managers, and ownership of shares of the Fund.

ACCOUNT INFORMATION

How to Buy Shares

Shares of the Fund are available exclusively to U.S. citizens. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund is $2,500 for all account types. The Adviser may, in its sole discretion, waive this minimum in certain circumstances. The Fund may waive or lower the investment minimum for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimum applies to the omnibus account, not to your individual investment, however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase  An investment application is available by calling Shareholder Services at (800) 470-1029. You can also download the investment application from the Fund’s website at www.appleseedfund.com.

By Mail - Your initial purchase request must include:

•	a completed and signed investment application form; and
•	a check (subject to the minimum amounts) made payable to the Appleseed Fund.

Mail the application and check to:

U.S. Mail:	Appleseed Fund	Overnight:	Appleseed Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, Indiana 46206	Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) 470-1029 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services, Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	your name
•	the name on your account(s)
•	your account number(s)
•	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (800) 470-1029 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: IRAs; simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Please contact Shareholder Services at (800) 470-1029 for information regarding opening an IRA or other retirement account. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund’s transfer agent about the IRA custodial fees.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, pursuant to which the Fund is authorized to pay a fee of up to 0.25% to the Fund’s adviser or any bank, broker-dealer, investment adviser or other financial intermediary that assists the Fund in the sale and distribution of its shares or that provides shareholder servicing. The Plan will be activated as of April 1, 2010, with payments authorized at the rate of 0.15% of the Fund’s average daily net assets. These fees will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Redeem Shares

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:          Appleseed Fund                                                      Overnight:Appleseed Fund

c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, Indiana 46206	Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (800) 470-1029 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (800) 470-1029. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Fund Policy on Market Timing.

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 2.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 90 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 90-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be retained by the Fund for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (each a “financial intermediary”), the financial intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the financial intermediary also will be exempt from the redemption fee if the financial intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s Adviser, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through financial intermediaries. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not disclosed to the Fund. Consequently, the Fund may not have knowledge of the identity of individual investors and their transactions in such accounts. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. Under a federal rule, the Fund is required to have an agreement with many of its financial intermediaries obligating them to provide, upon the Fund’s request, information regarding the financial intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain financial intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (800) 470-1029. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund. Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

Determination of Net Asset Value

The price you pay for your shares and that you receive upon the sale of your shares in the Fund is based on the Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price reported by the exchange on which such securities are sold. If market quotations are not readily available, or if an event occurs after the close of the trading market but before the calculation of the Fund’s NAV that materially affects the value, the assets will be valued by the Fund’s Adviser at a fair value as determined in good faith by the Adviser pursuant to guidelines established by the Board of Trustees. When pricing securities using the fair valuation guidelines established by the Board of trustees, the

 Adviser seeks to assign a value that represents the amount that the Fund might reasonably expect to receive for the security upon its current sale. Fair value pricing also is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in high yield debt securities and derivatives, such as futures contracts and options on futures contracts, are more likely to trigger fair valuation than investments in other securities. Without fair value pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders. However, there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund’s Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. The Fund’s Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available.  Dividends, Distributions, and Taxes

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of dividend income and interest and net realized capital gains. The Fund declares and pays dividends at least annually.

Taxes.Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below (including in the table).

The Fund will normally distribute net realized capital gains to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders, as described in the chart below.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate
taxpayers

Net short-term capital gain distributions	Ordinary income rate

Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*

Sales of shares (including redemptions) owned	Gains taxed at generally maximum 15%
more than one year	on non-corporate taxpayers*

Sales of shares (including redemptions)	Gains are taxed at the same rate as ordinary

owned for one year or less    income; losses are subject to special rules *For gains realized between May 6, 2003 and December 31, 2010.

Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of the Fund since its inception. Certain information reflects financial results for a single share of the Fund. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _____________, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders for the fiscal period ended September 30, 2009, which is available upon request without charge.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

          Annual and Semi Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi Annual Reports detail the Fund’s actual investments as of their report dates. The reports also may include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

          Statement of Additional Information (SAI): The SAI supplements the prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into this prospectus by reference, which means it is considered part of this prospectus.

How To Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and, when available, the Fund’s Annual and Semi Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

On the Internet: Download these documents from the Appleseed Fund’s Internet site at www.appleseedfund.com.

By Telephone:	Call Shareholder Services at (800) 470-1029.

By Mail:	Send a written request to:

Appleseed Fund
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206

You may review and copy information about the Fund (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0109.

Investment Company Act #811-21237

APPLESEED FUND

STATEMENT OF ADDITIONAL INFORMATION

_______, 2010

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Appleseed Fund dated ______, 2010. This SAI incorporates by reference the annual report to shareholders of the Appleseed Fund for the fiscal year ended September 30, 2009 (“Annual Report”). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, or by calling Shareholder Services at (800) 470-1029.

DESCRIPTION OF THE TRUST AND FUND

          Appleseed Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Trust’s registration statement with respect to the Fund was declared effective by the Securities and Exchange Commission (“SEC”) on November 21, 2006, and the Fund commenced investment operations on December 8, 2006. The Fund’s investment adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”).

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers one class of shares, and may offer additional classes of shares in the future.

          In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

          For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

          The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

          Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s annual report will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND

INVESTMENTS AND RISK CONSIDERATIONS

          This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

          A.        Common Stocks, Warrants and Rights. The Fund will invest in common stock and common stock equivalents (such as rights, warrants and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

                      Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund typically will invest in convertible securities rated B or higher by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody’s or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market’s perception of their credit quality and the outlook for economic growth.

                      In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

                      The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

                      If the rating of a security by S&P or Moody’s drops below B the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines based on its own credit analysis that the security provides opportunity of meeting the Fund’s objective without presenting excessive risk. The Adviser will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Adviser may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

          B.        Depository Receipts. The Fund may invest in foreign securities either directly or by purchasing depository receipts, including American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are foreign receipts evidencing a similar arrangement. For purposes of the Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments. For example, an ADR or GDR representing ownership of common stock will be treated as common stock.

                      ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. Bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

                      Depository receipt facilities may be established as either “unsponsored” or “sponsored”. While depository receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depository receipt holders and the practices of market participants.

                      A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depository receipts generally bear all the costs of such facility. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depository receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depository receipts.

                      Sponsored depository receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the depository receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depository receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depository receipt holders at the request of the issuer of the deposited securities. Risks associated with direct investments in foreign securities, rather than through depository receipts, are described below under “Foreign Securities.”

C.        Derivative Transactions. The Fund may engage in options and futures transactions, which are sometimes referred to as derivative transactions. These options and futures contracts may include, but will not be limited to: equity call options, index call options, equity puts, index puts, constant maturity Treasury swaps, constant maturity Treasury swap rate caps, interest rate swaptions, constant maturity swaps, and constant maturity swap rate caps. The Fund may use derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. As a hedging strategy, the Fund may use derivatives to “lock-in” realized but unrecognized gains in the value of the Fund’s portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would. The Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position. The use of derivative transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. To the extent the Fund enters into the transaction for hedging purposes, imperfect correlation between the derivatives and securities markets may detract from the effectiveness of the attempted hedging. The Fund will not enter into options and futures transactions if more than 10% of the Fund’s net assets at the time of purchase would be committed to such instruments.

          D.        Short Sales.    The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sale with respect to various types of securities, including exchange traded funds. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid by the adviser in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short are not covered under the Adviser’s expense cap agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The Fund’s social and environmental screens are not applied to short sales.

          E.        Income Trusts.The Fund may invest in income trusts, including real estate investment trusts, business trusts and oil royalty trusts. Income trusts are operating businesses that have been put into a trust, and which pay out the bulk of their free cash flow to unit holders. The businesses that are sold into these trusts are usually mature and stable income-producing companies that lend themselves to fixed (monthly or quarterly) distributions. These trusts are regarded as equity investments with fixed-income attributes or high-yield debt with no fixed maturity date. These trusts typically offer regular income payments and a significant premium yield compared to other types of fixed income investments.

                       Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (“REITs”). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Other risks associated with these investments include the fact that REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. For purposes of calculating the percentage of the Fund’s assets invested in equity or fixed income securities, equity REITs will be treated as equity securities and mortgage REITs as fixed income securities.

                      Business Trusts. A business trust is an income trust where the principal business of the underlying corporation or other entity is in the manufacturing, service or general industrial sectors. It is anticipated that the number of businesses constituted or reorganized as income trusts will increase significantly in the future. Conversion to the income trust structure is attractive to many existing mature businesses with relatively high, stable cash flows and low capital expenditure requirements, due to tax efficiency and investor demand for high-yielding equity securities. One of the primary attractions of business trusts, in addition to their relatively high yield, is their ability to enhance diversification in the portfolio as they cover a broad range of industries and geographies, including public refrigerated warehousing, mining, coal distribution, sugar distribution, forest products, retail sales, food sales and processing, chemical recovery and processing, data processing, gas marketing and check printing. Each business represented is typically characterized by long life assets or businesses that have exhibited a high degree of stability. Investments in business trusts are subject to various risks, including risks related to the underlying operating companies controlled by such trusts. These risks may include lack of or limited operating histories and increased susceptibility to interest rate risks.

                      Oil Royalty Trusts. A royalty trust typically controls an operating company which purchases oil and gas properties using the trust’s capital. The royalty trust then receives royalties and/or interest payments from its operating company, and distributes them as income to its unit holders. Units of the royalty trust represent an economic interest in the underlying assets of the trust.

                      The Fund may invest in oil royalty trusts that are traded on the stock exchanges. Oil royalty trusts are income trusts that own or control oil and gas operating companies. Oil royalty trusts pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unitholders) in the form of monthly dividends (distributions). As a result of distributing the bulk of their cash flow to unitholders, royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these royalty trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Consequently, oil royalty trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity risk and reserve risk, as well as operating risk.

                      The operations and financial condition of oil royalty trusts, and the amount of distributions or dividends paid on their securities is dependent on the oil prices. Prices for commodities vary and are determined by supply and demand factors, including weather, and general economic and political conditions. A decline in oil prices could have a substantial adverse effect on the operations and financial conditions of the trusts. Such trusts are also subject to the risk of an adverse change in the regulations of the natural resource industry and other operational risks relating to the energy sector. In addition, the underlying operating companies held or controlled by the trusts are usually involved in oil exploration; however, such companies may not be successful in holding, discovering, or exploiting adequate commercial quantities of oil, the failure of which will adversely affect their values. Even if successful, oil and gas prices have fluctuated widely during the most recent years and may continue to do so in the future. There is no guarantee that crude oil prices will not decline. Declining crude oil prices may cause the Fund to incur losses on its investments. In addition, the demand in and supply to the developing markets could be affected by other factors such as restrictions on imports, increased taxation, and creation of government monopolies, as well as social, economic and political uncertainty and instability. Furthermore, there is no guarantee that non-conventional sources of natural gas will not be discovered which would adversely affect the oil industry.

                      Moreover, as the underlying oil and gas reserves are produced the remaining reserves attributable to the royalty trust are depleted. The ability of a royalty trust to replace reserves is therefore fundamental to its ability to maintain distribution levels and unit prices over time. Certain royalty trusts have demonstrated consistent positive reserve growth year-over-year and, as such, certain royalty trusts have been successful to date in this respect and are thus currently trading at unit prices significantly higher than those of five or ten years ago. Oil royalty trusts manage reserve depletion through reserve additions resulting from internal capital development activities and through acquisitions.

                      When the Fund invests in foreign oil royalty trusts, it will also be subject to foreign securities risks which are more fully described below under “Foreign Securities.”.

          F.        Investment Company Securities. The Fund may invest in the securities of other investment companies, such as other mutual funds, exchange-traded funds (“ETFs”) or money market funds, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”). When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of an underlying fund and the level of risk arising from such fund’s investment practices (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying fund in which it invests.

                      ETFs in particular are also subject to the following additional risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Moreover, to the extent that the Fund invests in commodity ETFs, it will be subject to additional risks. Commodity ETFs invests in commodities such as gold or silver, and their values are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs generally may derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default). In addition, an investment in a commodity ETF may not constitute a good security or generate good income for purposes of the RIC test (described under “Status and Taxation of the Fund”).  In general, for an investment to constitute a good security and generate good income: either (i) the underlying asset must be a “security” as defined under 1940 Act, or (ii) the investment must represent a hedge by the Fund against investments in similar stocks. In contrast, an investment in a commodity ETF represents a proportionate investment in the underlying commodity in which such ETF invest (such as gold), which typically is not considered a “security” under the 1940 Act.

G.       Fixed Income Securities. Fixed income securities include corporate debt securities; high yield debt securities; preferred stock; U.S. government securities; municipal securities; repurchase agreements; zero coupon bonds; and mortgage-backed, asset-backed and receivable-backed securities and participation interests in such securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities.

Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

Corporate Debt Securities. The Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security drops below investment grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk.

High Yield Debt Securities (“Junk Bonds”). The Fund may invest up to 5% of its assets (at the time of purchase) in securities that are rated below investment grade. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

                      The prices of high yield securities have been found to be more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund’s net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

                      In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

                      There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, the Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Also, the shareholders are taxed on this interest even if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

                      Finally, there are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund (in conjunction with the Adviser) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities’ liquidity so the Fund can meet redemption requests.

                      Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. government or by an agency of the U.S. government (“U.S. Government Obligations”) (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (Usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

          Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days. The dividend rate on auction rate preferred stock usually is subject to a maximum rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

          Floating Rate, Inverse Floating Rate, and Index Obligations. The Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These floating rate, inverse floating rate and index obligations are considered to be instruments which are commonly known as derivatives. They may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. The Fund may invest in instruments whose value is computed based on a multiple of the change in price or value of an asset (or of an index of or relating to assets), provided the relevant asset or assets are eligible for investment by the Fund. To the extent the Fund invests in instruments whose value is computed based on such a multiple, a leverage factor is involved, which can result in high volatility and significant losses.

                      Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

          Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

          U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. It is possible that the U.S. government would not provide financial support to its agencies if not required to do so by law. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal Home Loan Banks are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price could fall.

          Zero Coupon and Pay-in-Kind Bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value. Certain types of collateralized mortgage obligations pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

                      The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

                      Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. The Fund will not invest more than 5% of its net assets in pay-in-kind bonds.

                      Municipal Securities. Municipal securities are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.

                      Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

Mortgage-Backed Securities. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

    In addition, the Fund may invest in collateralized mortgage obligations (“CMOs”). CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

                      Asset-Backed and Receivable-Backed Securities. Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.

          H.        Distressed Securities. The Fund may invest in distressed securities to the extent such securities do not constitute illiquid investments. Distressed securities are securities of companies encountering significant financial or business difficulties, including companies which (i) may be engaged in debt restructuring or other capital transactions of a similar nature outside the jurisdiction of federal bankruptcy law, (ii) are subject to the provisions of federal bankruptcy law or (iii) are experiencing poor operating results as a result of unfavorable operating conditions, over-leveraged capital structure, catastrophic events, extraordinary write-offs or special competitive or product obsolescence problems. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. Through an analysis of the complex business and legal procedures associated with the situation, the Fund may have the ability to purchase these securities and to exit the investment at an attractive risk-adjusted rate of return. Profits are expected from the market’s lack of understanding of the intrinsic value of the discounted securities and because many institutional investors cannot own below investment grade securities. Distressed securities typically are rated below investment grade (i.e., as junk securities).

                      Investment in distressed securities may be considered speculative and may present substantial potential for loss as well as gain. The Fund will not invest in the securities of distressed issuers for the purpose of exercising day-to-day management of any issuer’s affairs; however, such investment may nonetheless cause the Fund to have a more active participation in the affairs of the issuer than is generally assumed by an investor. This may subject the Fund to litigation risks. When a company seeks relief under the Federal Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be ‘adequately protected’ during the proceedings. If the bankruptcy court’s assessment of adequate protection is inaccurate, a creditor’s collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. Furthermore, while the Fund intends to scrutinize any security interests that secure the debt it purchases, there can be no assurance that such security interests will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against the challenge.

                      While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of a debtor, shareholders of a debtor or even the debtor itself in other state or federal proceedings. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Fund will be able successfully to defend against them. To the extent that the Fund assumes an active role in any legal proceeding involving a debtor, the Fund may be prevented from disposing of securities issued by the debtor due to the Fund’s possession of material, non-public information concerning the debtor.

          I.         Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

                      (1)       Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                      (2)       Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

                      (3)       Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

          J.         Foreign Securities. The Fund may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

       Decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

K.        Securities Lending. Subject to Board approval, the Fund may lend its portfolio securities; however, the aggregate of portfolio securities loaned will not exceed 25% of the value of the Fund’s net assets, measured at the time any such loan is made. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate the financial institution to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser, or other affiliated person. The terms of the Fund’s loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days’ notice or in time to vote on any important matter.

          L.        Publicly-Traded Partnerships Interests. The Fund may invest in units or other interests issued by limited partnerships that are listed and traded on U.S. securities exchanges or over-the-counter (PTP Units). Publicly-traded limited partnerships (PTPs) generally have two classes of owners, the general partner and limited partners. The general partner typically owns a majority stake in the PTP and controls its management and operations. Limited partners have a very limited role (if any) in the PTP’s operations and management. The value of the Fund’s investment in PTP Units may fluctuate based on prevailing market conditions and the success of the PTP. Risks associated with PTP investments include the fact that the success of an PTP typically is dependent upon its specialized management skills. In addition, the risks related to a particular PTP investment by the Fund will vary depending on the underlying industries represented in the PTP’s portfolio. For example, the success ofanPTP that invests in the oil and gas industries is highly dependent on oil and gas prices, which can be highly volatile. Moreover, the underlying oil and gas reserves attributable to such PTP may be depleted. Conversely, PTPs that invest in real estate typically are subject to risks similar to those of a REIT investment. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its PTP Units.

                      PTPs are generally treated as partnerships for federal income tax purposes. To qualify as such, a PTP must receive at least 90% of its income from qualifying sources. These qualifying sources generally include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. As a limited partner, the Fund generally will be required to include its allocable share of the PTP’s net income in its taxable income, regardless of whether the PTP actually distributes cash to the Fund. The recognition of taxable income by the Fund from an investment in a PTP without the receipt of cash distributions could adversely affect the Fund’s ability to meet its minimum distribution requirements. In addition, although generally treated as partnership, there is a risk that a PTP could be re-classified by the Internal Revenue Service as a corporation for federal income tax purposes, as a result of a change in the tax laws or other laws relating to a particular PTP’s business or industry. Such re-classification would have the effect of reducing the amount of cash available for distribution by the PTP, and causing any such distributions received by the Fund to be taxed as dividend income. Thus, if any of the PTPs owned by the Fund are treated as corporations for tax purposes, the after-tax return to the Fund with respect to its investment in such PTPs would be materially reduced, which could cause a substantial decline in the value of the Fund’s investment in the PTP.

M.      Additional Information About the Fund’s Socially Responsible Investment (“SRI”) Screening Guidelines. As set forth in the prospectus, the Fund seeks to invest in companies that balance generating profits with an awareness of their impact on the environment and society in general. The Adviser believes that socially responsible companies present less business risk for investors and create opportunities to contribute to a more sustainable society. The Fund will not invest in companies that derive substantial revenues from the tobacco, alcohol, pornography, gambling, or weapons industries, as determined by the Adviser. The Adviser reviews proposed investments for compliance with its SRI guidelines, prior to purchasing such investments for the Fund and periodically thereafter. Notwithstanding the foregoing, however, Fund investments in cash equivalents (such as money market funds or certificates of deposit, U.S. government and government agency securities) derivative transactions, and short sales are not subject to the SRI screening requirements and, therefore, are not screened for compliance with the SRI guidelines.

N.        Community Investing. The Fund may invest shareholder capital in community investments, directing capital to communities underserved by traditional financial services. Such investments provide access to credit, equity, capital, and basic banking products that these communities would otherwise not have. In the U.S. and around the world, community investing makes it possible for local organizations to provide financial services to low-income individuals, and to supply capital for small businesses and vital community services, such as child care, affordable housing, and healthcare.

INVESTMENT LIMITATIONS

A.       Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.        Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.        Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with, or permitted by, the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.        Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.        Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.        Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, including commodities futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.        Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.        Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

          With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

          Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.       Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.        Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.        Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.	Illiquid Securities. The Fund will not purchase illiquid or restricted securities.

INVESTMENT ADVISER

The Fund’s Adviser is Pekin Singer Strauss Asset Management, Inc., 21 S. Clark Street, Suite 3325, Chicago, IL 60603. The Adviser was formed in 1990, and is owned by Ronald Strauss, Richard Singer, Adam Strauss, Josh Strauss, and William Pekin. The firm manages accounts for high net worth individuals, pension and profit sharing plans, trusts, estates, and corporations. As of October 31, 2009, the Adviser had over $600 million under management. The Fund is the first mutual fund managed by the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee equal to 1.00% of the Fund’s average daily net assets. The Adviser contractually has agreed to waive its fee and reimburse certain Fund operating expenses but only to the extent necessary so that the Fund’s total annual fund operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as acquired fund fees and expenses), do not exceed 1.24% of the Fund’s average daily net assets. The contractual agreement is in place through January 31, 2011. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

The Agreement was most recently renewed by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at in-person meeting held on February 9, 2009. A discussion of the factors that the Board of Trustees considered in approving the Fund’s management agreement is contained in the Fund’s semi-annual report to shareholders for the fiscal year ended May 30, 2009.

          The following table describes the advisory fees paid to the Adviser by the Fund for the periods indicated.

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver/ Expense Reimbursement	Net Advisory Fees Paid

November 30, 2007[1]	$51,014	$143,316[2]	$0
November 30, 2008	$74,470	$163,135[3]	$0
September 30, 2009[4]	$______	$_______[5]	$_____
[1]For the period December 8, 2006 (commencement of investment operations) through November 30, 2007
[2]Includes organizational expenses of $14,013. These amounts are subject to reimbursement by the Fund through November 30, 2010.
[3]This amount is subject to reimbursement by the Fund through November 30, 2011.
[4]For the period December 1, 2008 through September 30, 2009. The Fund’s fiscal year end has been changed from November 30 to September 30.

[5]This amount is subject to reimbursement by the Fund through September 30, 2012.

          The Adviser retains the right to use the name “Appleseed” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Appleseed” automatically ceases 90 days after termination of the Agreement andmay be withdrawn by the Adviser on 90 days written notice.

The Adviser may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

Ronald Strauss, Adam Strauss, Rick Singer, Bill Pekin and Joshua Strauss are responsible for managing the Fund (“Portfolio Managers”). As of September 30, 2009, each of these individuals was responsible for managing the following types of accounts, in addition to the Fund:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Ronald Strauss	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 359	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $204.8 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: 1	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $2.2 million
Adam Strauss	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 31	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $5.3 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: 0	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
Richard Singer	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 451	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $140.6 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: 0	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A

William Pekin	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 402	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $179.6 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: 0	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
Joshua Strauss	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 154	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $38.7 million	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: 0	Registered Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A

Each Portfolio Manager is compensated for his services by the Adviser. During the fiscal year ended September 30, 2009, each Portfolio Manager’s compensation consisted of a fixed base salary plus an annual bonus, which is based on firm profits and achievement of his stated objectives for the year.

Each Portfolio Manager manages other accounts in addition to the Fund and may carry on investment activities for his own account(s) and/or the accounts of family members and, as a result, and may have differing economic interests in respect of such activities, such as with respect to the allocation of time and/or investment opportunities among the various accounts. The Adviser monitors each Portfolio Manager's client load and, in the event of an overload, will take any necessary steps to allocate its clients to other employees of the Adviser.

The Portfolio Managers make investment decisions for a client based on each client’s specific investment objective, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and an obligation to treat all accounts fairly and equitably over time. The other accounts managed by the Portfolio Managers may not be subject to the socially-responsible investing guidelines to which the Fund is subject As a result, the Fund’s performance may differ significantly from the results achieved by the Adviser’s other clients. Even where the Fund and multiple separate accounts are managed using similar investment strategies, the Portfolio Managers may take action with respect to the Fund that may differ from the timing or nature of action taken, with respect to another client account. For example, there may be circumstances under which the Portfolio Managers will cause one or more separate accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of Fund assets that the Portfolio Managers commit to such investment, and vice versa. It is therefore possible that one or more of the Adviser’s other client accounts may achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, the Fund may sustain losses during periods in which one or more separate accounts achieve significant profits.

          To the extent the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in block transactions could produce better executions for the Fund and other clients. The Adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and other client accounts. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata, average price per share basis. Pursuant to the Code of Ethics adopted by each of the Trust and the Adviser, each portfolio manager is prohibited from effecting transactions for his personal accounts which are contrary to recommendations being made to the Fund. In addition, the portfolio managers are prohibited from competing with the Fund in connection with such transactions.

As of September 30, 2009, the following Portfolio Managers and Independent Trustee of the Trust owned shares of the Fund in the following ranges:

Portfolio Manager	Dollar Range of Fund Shares
Ronald Strauss	$500,001 - $1,000,000
Adam Strauss	$100,001 - $500,000
Richard Singer	$500,001 - $1,000,000
William Pekin	$100,001 - $500,000
Joshua Strauss	$100,001 - $500,000
Independent Trustee	Dollar Range of Fund Shares
Kenneth Grant	$1-$10,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age - 62) Independent Trustee, December 2002 to present

President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008; Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. from September 1991to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from September 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (Age - 63) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (Age - 59) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004; Director, International Crankshaft, Inc. since January 2004; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (Age - 57) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Kenneth G.Y. Grant (Age – 60) Independent Trustee, May 2008 to present

Senior Vice President of Global Trust Company since 2008; Senior Vice President of Advisors Charitable Gift Fund since May 2005; Senior Vice President and Chief Officer, Corporate Development, of Northeast Retirement Services, Inc. since February 2003; Senior Vice President of Savings Banks Employees Retirement Association since February 2003; Treasurer (since January 2004) and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each trustee is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

** As of the date of this SAI, the Trust currently consists of 27 series.

The Trust’s Audit Committee consists of Mssrs. Hippenstiel, Condon, Tritschler, and Grant. The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2009.

  The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the fair valuation determinations, if any, by the Fund’s Adviser. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. The Pricing Committee held four meetings during the year ended December 31, 2009.

  The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which are provided by the investment advisers and sub-advisers and the Trust’s Administrator. The Advisory Contract Renewal Committee also conducts interviews of advisers and sub-advisers to the Trust. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum. This Committee held four meetings during the year ended December 31, 2009.

  The following table provides information regarding each Trustee who is an “interested person” of the Trust, and each officer of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 54)*** Trustee, November 2007 to present

Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Melissa K. Gallagher(Age - 43) President, November 2009 to present

Senior Vice President of Unified Fund Services; the

Trust’s Administrator; and President and Treasurer of Unified Financial Securities, the Trust’s Distributor. Employed in various positions with the Administrator and Distributor since September of 2000.

John C. Swhear (Age - 48) Senior Vice President, May 2007 to present

Vice President of Legal Administration and Compliance for Unified Fund Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Valued Advisers Trust since August 2008; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Employed in various positions with American United Life Insurance Company from June 1983 to April 2007, including: Associate General Counsel, April 2007; Investment Adviser Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007 and Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel, OneAmerica Securities Inc., February 2007 to April 2007; Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

Christopher E. Kashmerick (Age - 34) Treasurer and Chief Financial Officer, November 2008 to present

Vice President of Fund Accounting, Financial and Tax Reporting for Unified Fund Services, Inc., the Trust's Administrator, since April 2008; Assistant Vice President, Compliance Officer and Compliance Administrator for U.S. Bancorp Fund Services, LLC, a mutual fund servicing company, from February 2005 to April 2008; Employed in various positions with UMB Fund Services, a mutual fund servicing company, including: Senior Accounting Analyst, Accounting Analyst and Fund Balancing Supervisor, from May 2000 through February 2005.

William J. Murphy (Age - 46) Assistant Treasurer, February 2008 to present	Manager of Fund Administration for Unified Fund Services, Inc., since October 2007; Employed in various positions with American United Life Insurance Company from March 1987 to October 2007.
Lynn E. Wood (Age - 63) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chairman and Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from September 2000 to December 2004; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from September 2000toOctober 2004.

Heather Bonds (Age - 34) Secretary, July 2005 to present; Assistant Secretary, September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002, currently Manager, Board Relations and Legal Administration, since March 2008; Secretary of Valued Advisers Trust since August 2008; Assistant Secretary of Dean Family of Funds from August 2004 to March 2007; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

Tara Pierson (Age - 34) Assistant Secretary, November 2008 to present	Employed by Unified Fund Services, Inc., the Trust’s Administrator, since February, 2000; Assistant Secretary of Dividend Growth Trust from March 2006 to present.
*	The address for each trustees and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

** As of the date of this SAI, the Trust consists of 27 series.

*** Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., the distributor of various series of the Trust.

Ownership of Fund Shares. As of the date of this SAI, the Trustees and officers of the Trust owned less than 1% of the shares of the Fund.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as new series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$1,778[2]	$0	$0	$48,000
Stephen A. Little, Chairman of the Board	$1,778[2]	$0	$0	$48,000
Daniel J. Condon, Trustee	$1,407[3]	$0	$0	$38,000
Ronald C. Tritschler, Trustee	$1,407[3]	$0	$0	$38,000
Kenneth G.Y. Grant, Trustee	$1,407[3]	$0	$0	$38,000

Interested Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee	$0	$0	$0	$0
Melissa K. Gallagher, President and CEO	$0	$0	$0	$0
John C. Swhear, Senior Vice President	$0	$0	$0	$0
Christopher E. Kashmerick, Treasurer and CFO	$0	$0	$0	$0
William Murphy, Assistant Treasurer	$0	$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$5,852[4]	$0	$0	$158,000[5]
Heather Bonds, Secretary	$0	$0	$0	$0
Tara Pierson, Assistant Secretary	$0	$0	$0	$0

1 The Trust currently consists of 27 series.

2 During the fiscal year ended September 30, 2009, each Trustee received a total of $_____ from the Fund.

3 During the fiscal year ended September 30, 2009, each Trustee received a total of $_____ from the Fund.

4 During the fiscal year ended September 30, 2009, the CCO received a total of $_____ from the Fund.

5 This amount does not include the value of benefits provided to the CCO. In addition to the CCO’s salary listed in the table, the CCO is allocated $25,000 for potential bonus compensation, as well as to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisors to the series of the Trust, attendance at compliance seminars, etc. These expenses are shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of _________ ___, 2010, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	___%	Record
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	____%	Record
National Financial Securities Corp. 200 Liberty St. New York, NY 10281	____%	Record

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2008 was 127.63%, and for the fiscal period December 1, 2008 through September 30, 2009 was 40.54%. The portfolio turnover rate for 2008 was unusually high because the Adviser took advantage of the extremely high degree of market volatility. As market volatility declined throughout 2009, so too did the Fund’s portfolio turnover. The Adviser expects that the Fund’s turnover rate will continue to be lower than in 2008 going forward.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

          Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Unified Fund Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

          When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all of persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

          Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

          The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. During the fiscal year ended September 30, 2009, the Adviser did not direct brokerage transactions to brokers due to research services provided to the Adviser.

          Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The following table provides information regarding brokerage commissions paid by the Fund during the fiscal periods indicated.

Fiscal Year Ended	Brokerage Commissions Paid
November 30, 2007*	$3,220
November 30, 2008	$4,338
September 30, 2009**	$______
*For the period December 8, 2006 (commencement of investment operations) through November 30, 2007.
**For the period December 1, 2008 through September 30, 2009. The Fund’s fiscal year end has been changed from November 30 to September 30.

The Trust, the Adviser and the Fund’s Distributor have each adopted a Code of Ethics (the “Code”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes from the Fund, free of charge, by calling Shareholder Services at (800) 470-1029. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

          The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Fund, the Adviser, nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.

          Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser and any affiliated persons of the Adviser are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.The Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

PROXY VOTING POLICY

          The Trust and the Fund’s Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees.

The Adviser’s proxy voting policy requires the Adviser to consider each proxy on an issue-by-issue basis. The policy provides that the Adviser generally will vote in favor of routine corporate housekeeping proposals, including uncontested election of directors (where no corporate governance issues are implicated), selection of auditors (unless the fees are excessive), and increases in or reclassification of common stock. The Adviser generally will vote in favor of the proposals that promote corporate responsibility. However, the Adviser will vote against directors where the board has a poor track record either because it consistently fails to recommend shareholder proposals, or consistently recommends management proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce unequal voting rights, and create supermajority voting. For other proposals, the Adviser will determine whether a proposal is in the best interest of the Fund’s shareholders and may take into account a number of factors, including, but not limited to: (i) whether the proposal was recommended by management and the Adviser’s opinion of management; (ii) whether the proposal acts to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

          The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

          You may obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (800) 470-1029 or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

          The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price) see “Determination of Net Asset Value” in the Prospectus.

          Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith according to guidelines established by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the Fund accounting agent. The Fund accounting agent maintains a pricing review committee, which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise. Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

          The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

REDEMPTION IN-KIND

           The Fund does not intend to redeem shares in any form except cash. However, if the amount being redeemed is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

             The Fund was organized as a series of a business trust, and intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

          If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

          To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•

Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•

Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

          The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

          Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine, for federal income tax purposes, the character and time for recognition of capital gains and losses that the Fund realizes in connection with the hedge. The Fund’s income from derivative instruments, in each case derived with respect to its business of making investments, should qualify as allowable income for the Fund under the Income Requirement.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of September 30, 2009, the Fund had no capital loss carryforwards available for federal tax purposes.

          Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

          The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

          If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

          If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

          The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

          Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. A Trustee of the Trust is a member of the Custodian’s management. The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Unified Fund Services, Inc. (“Unified”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor.

          For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of assets under custody.  The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million.  The Custodian also receives various transaction-based fees. Custodial fees are subject to a $250 monthly minimum fee per Fund account.

FUND SERVICES Unified Fund Services, Inc. (“Unified”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as the Fund’s transfer agent, fund accountant, and administrator.  The officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Custodian and the Distributor. Certain officers of the Trust also are officers of Unified.

          Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions.  For its services as a transfer agent, Unified receives a monthly fee from the Fund of $1.40 per shareholder account (subject to a minimum monthly fee of $1,500).

          In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services.  For its services as fund accountant, Unified receives a monthly fee from the Fund equal to an annual rate of 0.05% of the Fund’s month-end net assets up to $50 million; 0.04% of the Fund’s month-end net assets from $50 million to $100 million; 0.03% of the Fund’s month-end net assets from $100 million to $150 million, and 0.02% of the Fund’s month-end net assets over $150 million (subject to a minimum monthly fee of $2,083).

          Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.  For these services, Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund’s month-end net assets up to $50 million; 0.07% of the Fund’s month-end net assets from $50 million to $100 million; 0.05% of the Fund’s month-end net assets from $100 million to $150 million; and 0.03% of the Fund’s month-end net assets over $150 million per year (subject to a minimum monthly fee of $2,500). Unified also receives a compliance program services fee of $800 per month from the Fund.

          For its transfer agency, fund accounting, and administrative services, Unified received the following fees from the Fund during the period shown:

Fiscal Period Ended	Transfer Agency Fees	Fund Accounting Fees	Administrative Fees
November 30, 2007*	$24,785	$20,735	$26,664
November 30, 2008	$35,800	$19,997	$26,000
September 30, 2009**	$_____	$_____	$_____

* For the period December 8, 2006 (commencement of fund investment operations) through November 30, 2007.
**For the period December 1, 2008 through September 30, 2009. The Fund has changed its fiscal year end from November 30 to September 30.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of ______________ has been selected as independent registered public accounting firm for the fiscal year ending September 30, 2010. _____ will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. An officer of the Trust also is an officer of the Distributor, and a Trustee of the Trust is an officer of the Custodian, which, together with the Distributor and Unified, are wholly-owned subsidiary of Huntington Bancshares. As a result, such persons may be deemed to be affiliates of the Distributor.

          The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

          The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on September 11, 2006 called for the purpose of, among other things, voting on such Plan. The Board most recently reviewed and approved the Plan at a meeting held on February 9, 2009.

The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. Effective April 1, 2010, the Fund will pay a 12b-1 fee of 0.15% of its average daily net assets.

FINANCIAL STATEMENTS

The financial statements and the report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2009. The Fund will provide the Annual Report without charge upon written request or request by calling (800) 470-1029.

Auer Growth Fund

Ticker Symbol: AUERX

PROSPECTUS

February __, 2010

INVESTMENT OBJECTIVE:

Long-Term Capital Appreciation

SBAuer Funds, LLC

10401 N. Meridian St., Suite 100

Indianapolis, IN 46290

(888) 711-AUER (2837)

www.auergrowthfund.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Page

SUMMARY SECTION	3
Investment Objective	3
Fees and Expenses of the Fund	3
Principal Investment Strategies	4
Principal Risks	4
Performance	7
Portfolio Management	8
Buying and Selling Fund Shares	8
Tax Information	8
Payments to Broker-Dealers and Other Financial Intermediaries	8
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	9
Principal Investment Strategies of the Fund	9
Principal Risks	10
Portfolio Holdings	13
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND	13
Adviser	13
Portfolio Manager	14
ACCOUNT INFORMATION	15
How to Buy Shares	15
How to Redeem Shares	18
Determination of Net Asset Value	21
Dividends, Distributions and Taxes	22
FINANCIAL HIGHLIGHTS	24
PRIVACY POLICY	30

MORE INFORMATION                                                                                                                                                                Back Cover

SUMMARY SECTION

Investment Objective

The investment objective of the Auer Growth Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees(fees paid directly from your investment)

Redemption Fee (on short-term redemptions within 7 days of purchase)                                                    1.00%

Annual Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.50%
Distribution (12b-1) fees[1]	[ .__]%
Other expenses	0.__%
Acquired fund fees and expenses	0.__%
Total annual fund operating expenses	[ .__]%
Fee waivers/expense reimbursements[2]	[( .	%)]
Total annual fund operating expenses (after waiver)	[ .__]%

1 Effective April 1, 2010, the Fund will pay a 12b-1 fee of 0.25% of its average daily net assets.

2 The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse operating expenses so that total annual operating expenses (with certain exceptions) do not exceed 1.95% of the Fund’s average daily net assets through December 31, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; a $10,000 initial investment; 5% annual total returns; that all dividends and capital gain distributions are reinvested; and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$_____	$_____	$_____	$_____

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, above, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of all capitalizations, which are traded on major U.S. exchanges, markets and bulletin boards that have potential for capital appreciation. In selecting stocks for the Fund’s portfolio, SBAuer Funds, LLC (the “Adviser”) identifies growth stocks, then focuses its review on secondary criteria including, but not limited to, earnings per share growth, earnings outlook, competitive position, and the balance sheet of each individual company. The Fund typically purchases common stocks of companies that have a relatively low price to earnings ratio, as determined by the Adviser. On an ongoing basis, the Adviser monitors the Fund’s portfolio companies and moves assets into those stocks deemed by the Adviser to have the highest potential for growth at the time of analysis. This process is designed to invest the Fund’s assets in stocks that demonstrate superior growth characteristics relative to their peers.

In addition to common stocks, the Fund invests in other equity securities, including equity real estate investment trusts (REITs), publicly-traded master limited partnerships and royalty trusts. The Fund may invest directly in foreign equity securities traded on U.S. exchanges, markets, and bulletin boards, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) traded on U.S. stock exchanges.

Although the Fund aims to be fully invested, the Fund may hold a significant position in cash and cash equivalents (such as money market funds or short-term debt instruments). The Fund’s portfolio likely will be overweighted in certain market sectors as compared to other, more broadly diversified mutual funds, and may also be overweighted at times in fast growing market sectors relative to weightings of market sectors of the S&P 500 Index. The sectors in which the Fund may be overweighted are expected to vary at different points in the economic cycle.

The Adviser will engage in active trading of the Fund’s portfolio securities due to its investment strategy and, as a result, the Fund likely will experience a high portfolio turnover rate. The Fund will seek to realize profits by anticipating relatively short-term market movements and it is not designed to be tax-efficient.

Principal Risks

All investments involve a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

Equity Risk. Stock prices can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. There is also a risk that the Fund’s investments will under-perform either the securities markets generally or particular segments of the securities markets.

•

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The Fund is the first mutual fund managed by the Adviser.

•

Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return.

•

Value Risk. The Fund seeks to invest in securities that are trading at a low price to earnings ratio based on the Adviser’s estimate of the company’s intrinsic value. The market may not agree with the Adviser’s estimate, and the security may not perform as expected. For example, a security’s price may not increase to what the Adviser believes is its full value. It may even decrease in value.

•

Issuer Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•

Small and Mid-Size Company Risk. Small and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a micro- or small-cap issuer at an acceptable price, especially in periods of market volatility.

•

REIT Risk. REIT risks include possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; (e) the costs and potential losses of self-liquidation of one or more holdings; (f) the possibility of failing to maintain exemptions from securities registration; and, (g) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

•

Sector Risk. The Fund may from time to time overweight its investments in certain market sectors, which will cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those sectors. To the extent that the Fund’s investments are overweighted in one or more sectors, the Fund’s investments in those sectors are subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those sectors. Relative to the S&P 500 Index, the Fund may have a greater percentage of its assets invested in certain market sectors and weakness in these sectors could result in significant losses to the Fund.

•

Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

•

Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves somewhat different investment risks from those affecting securities of domestic issuers. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its shareholders. Depository receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than when it invests in securities of U.S. companies.

•

Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses.  The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the value of the Fund’s foreign securities is subject to the risk of adverse changes in currency exchange rates.

•

Royalty Trust/Publicly Traded Master Limited Partnership Risk. Investments in royalty trusts and/or PTPs are subject to various risks related to the underlying operating companies controlled by such trusts or PTPs, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the PTP’s or royalty trust’s portfolio. For example, when the Fund invests in oil royalty trusts or PTPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Conversely, royalty trusts or PTPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a PTP or a royalty trust.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.

Annual Total Return (years ended December 31st)

[INSERT CHART]

Best Quarter:	___ Quarter, 200__, ___%
Worst Quarter:	___ Quarter, 200__, ___%

Average Annual Total Returns (as of December 31, _____)

	One Year	Since Inception(12/28/2007)
Auer Growth Fund
Before Taxes	____%	____%
After Taxes on Distributions	____%	____%
After Taxes on Distributions and Sale of Fund Shares	____%	____%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	____%	____%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 711-AUER (2837).

Portfolio Management

 Investment Adviser - SB Auer Funds, LLC

Portfolio Managers

•	Robert C. Auer, Senior Portfolio Manager and founder of SBAuer Funds, LLC since inception in 2007.
•	Bryan L. Auer, analyst for SBAuer Funds since inception in 2007.

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders
$4,000 for retirement accounts	By Mail: Auer Growth Fund
$10,000 for other types of accounts	c/o: Unified Fund Services, Inc.
P.O. Box 6110
Minimum Additional Investment	Indianapolis, IN 46206-6110
$250	By Phone: (888) 711-AUER (2837)

You may sell or redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.   These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets and bulletin boards that the Adviser believes present the most favorable potential for capital appreciation. In selecting stocks for the Fund’s portfolio, the Adviser reviews public companies’ financial statements to determine those companies that report substantial sales and earnings growth over the prior twelve months, plus a price to earnings ratio that has decreased substantially during that time. After identifying these growth stocks, the Adviser focuses its review on secondary criteria including, but not limited to, earnings per share growth, earnings outlook, competitive position, and the balance sheet of each individual company. The Adviser typically purchases common stocks of companies that have a relatively low price to earnings ratio, as such ratio is determined by the Adviser.

On an ongoing, daily basis, the Adviser monitors any new publicly available financial statements of the Fund’s portfolio companies and upgrades the portfolio by moving assets into those stocks deemed by the Adviser to have the highest potential for growth at the time of analysis. This upgrading process is designed to invest the Fund’s assets in stocks that demonstrate superior growth characteristics relative to their peers, as determined by the Adviserusing its proprietary screening process.

In addition to common stocks, the Fund will invest in other equity securities, including equity real estate investment trusts (REITs), publicly-traded master limited partnerships and royalty trusts. Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests. The Fund may invest in the securities of foreign companies operating in developed countries, directly, or indirectly through dollar denominated depositary receipts such as ADRs or GDRs that are traded on U.S. stock exchanges. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign company. ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent. The Fund may also invest directly in foreign equity securities traded on U.S. exchanges, markets and bulletin boards.

The Fund’s Adviser will use a multi-cap strategy without regard to whether the securities are conventionally categorized as large-, mid-, small- or micro-cap, or whether they are generally categorized as growth or value stocks. The Fund’s composition is determined by the Adviser’s proprietary quantitative screening process, rather than by pre-determined target weighting. Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to cash, money market funds or short-term debt instruments. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective if holding a significant cash position.

The Fund’s portfolio likely will be overweighted in certain market sectors as compared to other, more broadly diversified mutual funds, because the Fund’s Adviser seeks the best growth opportunities regardless of market sector. The Fund may also be overweighted at times in fast growing market sectors, as compared to weightings of market sectors of the S&P 500 Index. This will increase the Fund’s exposure to the risks described below under “Sector Risk.” The sectors in which the Fund may be overweighted are expected to vary at different points in the economic cycle.

Once a portfolio security has been purchased, the Fund typically will hold that security for at least one quarter unless certain events outside the ordinary course of business are reported to the public, including but not limited to, the departure of a key executive, accounting irregularities, or the filing of a major lawsuit against the company. The Fund typically also will sell any stock if the company’s fundamental factors deteriorate (or equity analysts predict they will decline) below the Adviser’s minimum growth levels. The Adviser typically sells a portfolio security once the market price of the security doubles from the price paid by the Fund. The Adviser may determine to retain such a portfolio security, however, if the company’s sales and earnings growth would re-qualify the stock for purchase at the current price pursuant to the Adviser’s screening process.

The Adviser will engage in active trading of the Fund’s portfolio securities due to its investment strategy and, as a result, the Fund likely will experience a high portfolio turnover rate, the effects of which are described below under “Turnover Risk.” The Fund will seek to realize profits by anticipating relatively short-term market movements and it is not designed to be tax-efficient.

Principal Risks

•

Equity Risk. Stock prices can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. There is also a risk that the Fund’s investments will under-perform either the securities markets generally or particular segments of the securities markets.

•

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The Fund is the first mutual fund managed by the Adviser.

•	Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return.

•

Value Risk. The Fund seeks to invest in securities that are trading at a low price to earnings ratio based on the Adviser’s estimate of the company’s intrinsic value. The market may not agree with the Adviser’s estimate, and the security may not perform as expected. For example, a security’s price may not increase to what the Adviser believes is its full value. It may even decrease in value.

•

Issuer Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•

Small and Mid-Size Company Risk. Small and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a micro- or small-cap issuer at an acceptable price, especially in periods of market volatility.

•

REIT Risk. REIT risks include possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; (e) the costs and potential losses of self-liquidation of one or more holdings; (f) the possibility of failing to maintain exemptions from securities registration; and, (g) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

•

Sector Risk. The Fund may from time to time overweight its investments in certain market sectors, which will cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those sectors. To the extent that the Fund’s investments are overweighted in one or more sectors, the Fund’s investments in those sectors are subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those sectors. Relative to the S&P 500 Index, the Fund may have a greater percentage of its assets invested in certain market sectors and weakness in these sectors could result in significant losses to the Fund.

•

Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

•

Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves somewhat different investment risks from those affecting securities of domestic issuers. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its shareholders. Depository receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than when it invests in securities of U.S. companies.

•

Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses.  The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the value of the Fund’s foreign securities is subject to the risk of adverse changes in currency exchange rates.

•

Royalty Trust/Publicly Traded Master Limited Partnership Risk. Investments in royalty trusts and/or PTPs are subject to various risks related to the underlying operating companies controlled by such trusts or PTPs, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the PTP’s or royalty trust’s portfolio. For example, when the Fund invests in oil royalty trusts or PTPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Conversely, royalty trusts or PTPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a PTP or a royalty trust.

•	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•

The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The Fund’s share price is expected to fluctuate, and your shares at redemption may be worth less than your initial investment.

Is the Fund right for you?

The Fund may be suitable for:

▪	long-term investors seeking a fund with an aggressive growth investment strategy;
▪	investors who want exposure to common stocks in a broad range of market capitalizations;
▪	investors who want a professional Adviser to shift their assets among different growth stocks as market conditions change; or
▪	investors willing to accept a high degree of price fluctuations in their investment.

General

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; other investment companies, including money market funds and exchange-traded funds that invest in bonds or equity securities that are not consistent with the Fund’s principal strategies; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. To the extent consistent with the Fund’s principal strategies as described above, the Fund also may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund's investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Adviser

SBAuer Funds, LLC, 10401 N. Meridian St., Suite 100, Indianapolis, IN 46290, serves as investment adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser was formed in 2007 by Robert C. Auer. Although this is the first mutual fund managed by the Adviser, the portfolio managers have been managing other investment accounts using the same style that they use to manage the Fund.

The Fund is authorized to pay the Adviser a fee equal to 1.50% of the Fund’s average daily net assets. The Adviser contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), and 12b-1 fees, taxes, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.95% of the average daily net assets of the Fund. The contractual agreement is in effect through December 31, 2011. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.95% expense limitation. During the fiscal period December 1, 2008 through November 30, 2009, the Adviser received a fee from the Fund equal to ____% of the Fund’s average daily net assets after applicable waivers and reimbursements.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the Adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

A discussion of the factors that the Board of Trustees considered in approving the Fund’s Advisory agreement is contained in the Fund’s annual report to shareholders for the fiscal year ended November 30, 2009.

Portfolio Manager

Messrs.Robert and Bryan Auer are jointly responsible for the day-to-day management of the Fund’s portfolio, including stock selection and investment monitoring.

Robert C. Auer is the founder of SBAuer Funds, LLC and has served as Senior Portfolio Manager since its inception. Prior to founding SBAuer Funds, LLC, Mr. Auer was employed between 1986 and August 2007 at Morgan Stanley, where he served as Vice President of Investments. At Morgan Stanley, he was the financial adviser to approximately 350 non-discretionary brokerage accounts, providing financial advice to accounts with in excess of $100 million in assets. On three separate occasions during his tenure at Morgan Stanley, Mr. Auer received the National Sales director award, granted to the top 10% of Morgan Stanley Financial Advisers. From 1996 to 2004, Mr. Auer was the lead stock market columnist for the Indianapolis Business Journal “Bulls & Bears” weekly column, authoring over 400 columns, which discussed a wide range of investment topics.  Mr. Auer received his Bachelor of Science in Business Systems from Taylor University in 1983.

Bryan L. Auer serves as an analyst for SBAuer Funds, LLC. Mr. Auer developed the Fund’s investment process in 1987 and has jointly applied the investment process to his personal accounts with the assistance of his son, Mr. Robert C. Auer. Prior to 1986, Mr. Auer was the owner of a chemical specialty business, which he founded.  Since 1986, Mr. Auer has been a private investor.

The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including the compensation structure, other accounts managed, and ownership of shares of the Fund.

ACCOUNT INFORMATION

How to Buy Shares

Shares of the Fund are available exclusively to U.S. citizens. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund is $10,000 except that the minimum investment for qualified plans is $4,000. The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment Adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and
•	a check (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Overnight:
Auer Growth Fund c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Auer Growth Fund c/o Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (888) 711-AUER (2837) to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

By Depositing Securities - Shares of the Fund may be purchased in exchange for an investor's securities if the securities are acceptable to the Fund and satisfy applicable investment objectives and policies. Investors interested in exchanging securities must contact SBAuer Funds, LLC, the Fund’s Adviser, to acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. SBAuer Funds requires that investors represent that all securities offered to the Fund are not subject to any sale restrictions. Within five business days after receipt of the written description, SBAuer Funds will advise the investor whether the securities to be exchanged are acceptable. There is no charge for this review by SBAuer Funds. Upon SBAuer Funds’ acceptance of such exchange orders, the investor must deliver the securities in fully negotiable form within five days.

Securities accepted by the Fund must have a readily ascertainable value as determined by the Fund's custodian. Securities are valued in the manner described for valuing Fund assets in the section entitled "Determination of Net Asset Value." Acceptance of such orders may occur on any day during the five-day period afforded Auer Funds to review the acceptability of the securities. SBAuer Funds will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the exchange of securities, depending upon the adjusted tax basis and value of the securities tendered. The Fund will accept securities in this manner only for purposes of investment, and not for resale.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment. The minimum additional investment is $250. Each additional mail purchase request must contain:

•	your name
•	the name of your account(s)
•	your account number(s)
•	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

The Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Please contact Shareholder Services at (888) 711-AUER (2837) for information regarding opening an IRA or other retirement account. Please consult with an attorney or tax Adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Fund’s transfer agent about the IRA custodial fees.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which the Fund can pay a fee of 0.25% to the adviser or any broker-dealer or financial institution that assists the Fund in servicing its shareholders. The Fund intends to implement its 12b-1 Plan effective April 1, 2010. Once implemented, these fees will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund.Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order - for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than a money order issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Redeem Shares

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

Auer Growth Fund c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Auer Growth Fund c/o Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp; generally available from the bank where you maintain a checking or savings account. For joint accounts, both signatures must be guaranteed. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call Shareholder Services at (888) 711-AUER (2837) if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund (up to $25,000) by calling Shareholder Services at (888) 711-AUER (2837). You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing can result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 7 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the required holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be reinvested in the Fund for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial Adviser or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s Adviser, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult for the Fund to identify such activity in certain omnibus accounts traded through financial intermediaries. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated is not disclosed to the Fund. Consequently, the Fund may not have knowledge of the identity of individual investors and their transactions in such accounts. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. Under a federal rule, the Fund is required to have an agreement with many of its financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customer’s transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading.

In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (888) 711-AUER (2837). Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to market risk like any other investment in the Fund.    Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $2,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines, in its sole discretion, to liquidate the Fund. In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax Adviser.

Determination of Net Asset Value

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price reported by the exchange on which such securities are traded. If market quotations are not available or do not reflect a fair value, or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the value, assets may be valued by the Fund’s Adviser at a fair value as determined in good faith by the Adviser pursuant to guidelines established by the Board of Trustees. When pricing securities using the fair value guidelines established by the Board of Trustees, the Fund’s Adviser seeks to assign a value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities.

Without fair value pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders. However, there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. Given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund’s Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. The Fund’s Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available.

Dividends, Distributions and Taxes

Dividends and Distributions.The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of dividend income and interest and net realized capital gains. The Fund declares and pays dividends at least annually.

Taxes.Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below (including in the table).

The Fund typically will distribute net realized capital gains to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders described in the chart below.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
*For gains realized between May 6, 2003 and December 31, 2010.

Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS

          The following table is intended to help you better understand the financial performance of the Fund since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by ____________________, independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders. The annual report is available from the Fund upon request without charge.

APPENDIX WITH INDEPENDENT ACCOUNTANT’S REPORT

Adviser’s Prior Performance

The performance information is provided to illustrate the prior performance of the portfolio managers of the Auer Growth Fund (the “Fund”) in managing the Auer Growth Portfolio, a composite of two tax-exempt accounts managed by the Fund’s portfolio managers from January 1, 1987 through December 26, 2007, and measured against a broad-based market index. The portfolio managers managed the Auer Growth Portfolio using the same methodology that they employ on behalf of the Fund. This illustration does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.

The Auer Growth Portfolio was not subject to the diversification requirements, specific tax restrictions and investment limitations that are imposed on the Fund by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Auer Growth Portfolio could have been adversely affected if the Auer Growth Portfolio had been subject to mutual fund regulations.

Ashland Partners & Company LLP (“Ashland”) has examined the prior performance of the Auer Growth Portfolio. Ashland has set forth its findings in the report contained in this Appendix.

Ashland Partners &Company LLP

Independent Accountant’s Report

Mr. Robert Auer

SBAuer Funds, LLC

10401 N. Meridian Street

Indianapolis, IN 46290

We have examined the accompanying Schedule of Performance and the Notes to the Schedule of Performance for the Auer Growth Portfolio for the period January 1, 1987 through December 26, 2007. This performance presentation is the responsibility of management. Our examination does not obviate the need for due diligence on the part of prospective or current clients or consultants in evaluating performance data and other important qualitative research on investment managers. Our responsibility is to express an opinion on this performance presentation based on our examination.

Our examination was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants and, accordingly, included examining, on a test basis, evidence supporting the Notes to the Schedule of Performance for the Auer Growth Portfolio and performing such other procedures as we considered necessary in the circumstances. Our examination included procedures to obtain reasonable assurance that performance results reflected in the Schedule of Performance were calculated using calculation methodologies set forth in the Notes to the Schedule of Performance. Our examination is not an audit of financial statements and is substantially less in scope than such. It does not involve forensic testing of every transaction in every account and does not ensure the absolute accuracy of performance information or guarantee against fraudulent activity. We believe our examination provides a reasonable basis for our opinion.

In our opinion, the Schedule of Performance referred to above presents, in all material respects, the performance record of the Auer Growth Portfolio based on the calculation methodologies set forth in the Notes to the Schedule of Performance. The Schedule of Performance and Notes to the Schedule of Performance are an integral part of this opinion.

Ashland Partners & Company LLP

September 25, 2009

SBAUER FUNDS, LLC

AUER GROWTH PORTFOLIO SCHEDULE OF PERFORMANCE

Asset-Weighted Returns Net of Management Fees Results have been calculated in U.S. Dollars

	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr	Annual
2007	9.52%	15.00%	3.03%	(4.53%)	23.89%*
2006	12.47%	3.01%	(8.86%)	10.78%	16.97%
2005	18.11%	(0.14%)	17.49%	(2.63%)	34.94%
2004	14.83%	0.35%	(6.74%)	27.29%	36.78%
2003	16.28%	45.14%	27.64%	18.17%	154.56%
2002	17.42%	10.38%	(17.97%)	8.79%	15.67%
2001	12.05%	22.50%	(14.64%)	29.77%	52.05%
2000	28.86%	2.88%	12.92%	(15.31%)	26.78%
1999	8.93%	1.09%	(0.27%)	8.01%	18.62%
1998	4.09%	0.15%	(22.68%)	2.28%	(17.56%)
1997	13.66%	5.95%	47.54%	(12.89%)	54.77%
1996	9.25%	30.59%	(2.89%)	(7.27%)	28.48%
1995	12.37%	11.13%	50.80%	(8.34%)	72.61%
1994	4.74%	(20.00%)	4.70%	2.63%	(9.97%)
1993	16.87%	15.57%	2.62%	8.61%	50.54%
1992	33.36%	2.94%	(2.90%)	15.33%	53.72%
1991	63.34%	(3.99%)	6.10%	18.24%	96.75%
1990	0.80%	14.04%	(26.09%)	15.57%	(1.81%)
1989	5.47%	4.39%	0.70%	(7.28%)	2.80%
1988	12.11%	14.40%	(3.24%)	2.20%	26.82%
1987	37.07%	(1.28%)	10.64%	(29.83%)	5.05%

* Performance represents a non-annualized partial period return ending on December 26, 2007.

Past performance is not indicative of future results. The Independent Accountant’s Report and the Notes to the Schedule of Performance are an integral part of this presentation.

SBAUER FUNDS, LLC

NOTES TO THE SCHEDULE OF PERFORMANCE – PAGE 1 OF 2

1.	ORGANIZATION

SBAuer Funds, LLC is a federally registered investment adviser founded in 2007.

2.	DESCRIPTION OF THE AUER GROWTH PORTFOLIO

The Auer Growth Portfolio invests in equities and cash and consists of all accounts managed in a substantially similar manner. Although covered call option contracts and protective put option contracts have not been used in the past, the adviser reserves the right to employ them to protect or liquidate portfolio positions. Generally accounts will be 70% to 100% invested in about 100- 200 equities and the strategy does not focus on a particular market capitalization, which means that it utilizes large, medium or small capitalization stocks without a predetermined target weighting for any capitalization. The amount invested in a single security generally ranges from 0.25% to 5% of the portfolio as a whole at time of purchase. For comparison purposes, the portfolio is measured against the S&P 500 Index, the volatility and holdings of which may be materially different from that of the portfolio. The S&P 500 Index is widely regarded as the best single gauge of the U.S. equities market; this index includes a representative sample of 500 leading companies in leading industries of the U.S. economy. The inception of the product is January 1, 1987. Non-fee-paying accounts comprise 100% of the strategy. The U.S. Dollar is the currency used to express performance.

3.	ANNUAL PERFORMANCE RELATIVE TO STATED BENCHMARK

Year End	Product Assets U.S. Dollars (millions)	Annual Performance Results	S&P 500
		Net	Index
2007* 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997 1996 1995 1994 1993 1992 1991 1990 1989 1988 1987	32.8	23.89%	7.62%
	26.6	16.97%	15.80%
	23.0	34.94%	4.91%
	16.7	36.78%	10.88%
	12.0	154.56%	28.68%
	4.6	15.67%	(22.10%)
	3.9	52.05%	(11.88%)
	2.5	26.78%	(9.11%)
	2.0	18.62%	21.04%
	1.6	(17.56%)	28.58%
	1.9	54.77%	33.36%
	1.2	28.48%	22.96%
	<1	72.61%	37.58%
	<1	(9.97%)	1.32%
	<1	50.54%	10.08%
	<1	53.72%	7.62%
	<1	96.75%	30.47%
	<1	(1.81%)	(3.11%)
	<1	2.80%	31.69%
	<1	26.82%	16.61%
	<1	5.05%	5.25%

* Results presented for year 2007 represent the partial period January 1, 2007 through December 26, 2007.

SBAUER FUNDS, LLC

NOTES TO THE SCHEDULE OF PERFORMANCE – PAGE 2 OF 2

4.	METHODOLOGIES

The rates of return have been prepared in accordance with prescribed methodologies, which include, but are not limited to, the following:

•	The product returns reflect asset-weighted total returns, using beginning of period market values.
•	Monthly returns are calculated using the Modified Dietz Method. This methodology has been applied consistently for all periods. Other methods may produce different results.
•	Quarterly and annual rates of return for the portfolio are computed by geometrically linking the monthly rates of return for the indicated number of months.
•	Transactions are recorded on settlement date.
•	Cash basis accounting is used to record dividend and interest income.
•	Performance results include the cost of retail brokerage commissions, but exclude the impact of income taxes.
•	Adviser utilizes neither leverage nor derivative investments as a material component of its investment strategies.

5.	FEES

Returns are presented net of all fees and transaction costs incurred and include the reinvestment of all income. Performance was calculated using the highest applicable annual expense ratio of 1.95% applied quarterly. Actual investment advisory fees incurred by clients may vary. Historical rates of return are not indicative of future rates of return.

6.	REPORTS

The Independent Accountant’s Report and the Schedule of Performance are an integral part of this presentation.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

          Annual and Semi-Annual Reports: While this prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

          Statement of Additional Information (SAI): The SAI supplements the prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and, when available, the Fund’s Annual and Semi- Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

On the Internet:	Download these documents from the Fund’s Internet site at www.auergrowthfund.com.

By Telephone:	Call Shareholder Services at (888) 711-AUER (2837)

By Mail:	Send a written request to:

Auer Growth Fund
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0109.

Investment Company Act #811-21237

AUER GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

February __, 2010

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Auer Growth Fund (the “Fund”) dated February __, 2010. This SAI incorporates by reference the Fund’s Annual Report to Shareholders for the fiscal year ended November 30, 2009 (“Annual Report”). A free copy of the Prospectus can be obtained by writing Unified Fund Services, Inc., the Fund’s transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling Shareholder Services at (888) 711-AUER (2837).

Page

DESCRIPTION OF THE TRUST AND THE FUND	2
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	3
INVESTMENT LIMITATIONS	8
INVESTMENT ADVISER	10
TRUSTEES AND OFFICERS	12
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	16
PORTFOLIO TURNOVER	16
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	16
PORTFOLIO TRANSACTIONS AND BROKERAGE	17
DISCLOSURE OF PORTFOLIO HOLDINGS	19
PROXY VOTING POLICY	20
DETERMINATION OF NET ASSET VALUE	20
REDEMPTION IN-KIND	21
STATUS AND TAXATION OF THE FUND	22
CUSTODIAN	23
FUND SERVICES	24
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	25
DISTRIBUTOR	25
DISTRIBUTION PLAN	25
FINANCIAL STATEMENTS	26

DESCRIPTION OF THE TRUST AND THE FUND

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment Adviser is SBAuer Funds, LLC (the “Adviser”).

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI. The Fund has authorized one or more brokers or other intermediaries to receive on its behalf purchase and redemption orders. Such intermediaries are authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

          A. Common Stock and Equivalents. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

B. Depositary Receipts. The Fund may invest in foreign securities indirectly by purchasing dollar-denominated depositary receipts (“Depositary Receipts”), including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Depositary Receipts represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depository. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution and evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation.

                      Depositary Receipts facilities may be established as either “unsponsored” or “sponsored”. While Depositary Receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of Depositary Receipts holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored Depositary Receipts generally bear all the costs of such facility. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services.

The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to Depositary Receipts holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the Depositary Receipts.

                      Sponsored Depositary Receipts facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the Depositary Receipts holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although Depositary Receipts holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the Depositary Receipts holders at the request of the issuer of the deposited securities.

                      When the Fund invests in Depositary Receipts or other dollar-denominated foreign securities, it generally will not be subject to currency risk. Prices of Depositary Receipts in which the Fund invests are quoted in U.S. dollars and are traded in the U.S. on exchanges or over-the-counter. While Depositary Receipts do not eliminate all the risk associated with foreign investments, by investing in Depositary Receipts rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for Depositary Receipts quoted on a national securities exchange or on NASDAQ. The information available for Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Risks associated with direct investments in foreign securities, rather than through depository receipts, are described below under “Foreign Securities.”

          C.        Foreign Securities. The Fund may invest directly in foreign securities traded on U.S. exchanges or over the counter. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities

.

          Decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

          D.        Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses.  The Fund’s adviser does not hedge against currency movements in the various markets in which foreign issuers are located so the value of the Fund’s foreign securities is subject to the risk of adverse changes in currency exchange rates.

          E.        Real Estate Investment Trusts. A real estate investment trust (“REITs”) is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.

F.        U.S. Government Obligations. “U.S. Government obligations” include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the “full faith and credit” of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee

Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Funds are not guaranteed or backed by the United States Government.

STRIPS are U.S. Treasury bills, notes and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIP security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIP security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

G.        Commercial Paper. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds will only invest in commercial paper rated A-1 or A-2 by Standard & Poor’s Ratings Group (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”) or which, in the opinion of the Adviser, is of equivalent investment quality. Certain notes may have floating or variable rates. Unless deemed liquid by the Adviser variable and floating rate notes with a demand notice period exceeding seven days generally are considered illiquid and, therefore, subject to the Trust’s prohibition on illiquid investments (see “Investment Limitations” below).

Commercial paper rated A-1 (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2.

H.        Bank Debt Instruments. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers’ acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days generally are deemed illiquid and, therefore, subject to the Trust’s prohibition on illiquid investments (see “Investment Limitations” below).

I.         Options. The Fund may purchase and sell options involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

The purchase of options involves certain risks. The purchase of options typically will limit the Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.

The Fund may write (sell) covered call options on common stocks in the Fund’s portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

INVESTMENT LIMITATIONS

A.  Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.   Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.   Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3.   Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.   Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.   Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.   Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.   Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry, as “industry” is defined by the Global Industry Classification Standards (April 2006) and compiled by Standard & Poor’s. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.   Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

           1.        Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in paragraph (1) of Fundamental Limitations above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

                       2.         Borrowing. The Fund will not engage in borrowing (including reverse repurchase agreements).

                      3.         Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

                      4.         Options. The Fund will not purchase or sell puts, calls, options or straddles, except as otherwise described in the Fund’s prospectus or this SAI .

                      5.         Illiquid Securities. The Fund will not purchase illiquid securities that cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

INVESTMENT ADVISER

SBAuer Funds LLC, 10401 N. Meridian St., Suite 100, Indianapolis, IN 46290, serves as investment adviser to the Fund. The Adviser was formed in 2007 by Robert C. Auer. Sheaff Brock, a federally registered investment advisor, owns a minority interest in SBAuer Funds and provides SBAuer Funds with office space and back office support. The Fund is the first mutual fund managed by the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund.

           The Adviser contractually has agreed to waive its fee and reimburse the Fund’s expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.95% of the average daily net assets of the Fund. The contractual agreement is in place through December 31, 2011. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that expense was incurred; provided that the Fund is able to make the repayment without exceeding the expense limitation set forth above.

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver/ Expense Reimbursement	Net Advisory Fees Paid
November 30, 2008[1]	$1,060,974	$______[2]	$______
November 30, 2009	$______	$______[3]	$______

1 For the period December 28, 2007 (commencement of operations) through November 30, 2008.

2 Includes organizational expenses of $_______. These amounts are subject to reimbursement by the Fund through November 30, 2010.

3 This amount is subject to reimbursement by the Fund through November 30, 2011.

The Adviser retains the right to use the name “Auer” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Auer” automatically ceases 90 days after termination of the Agreement andmay be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

The Adviser’s investment team is responsible for the day-to-day management of the Fund. Robert Auer and Bryan Auer (each a “Portfolio Manager,” or collectively, the “Portfolio Managers”) comprise the Adviser’s investment team. As of November 30, 2009, each Portfolio Manager exclusively managed the Fund and was not responsible for the portfolio management of any other client account.

Compensation: Each Portfolio Manager is compensated for his services by the Adviser. Each Portfolio Manager’s compensation consists of a fixed salary. Mr. Robert Auer, as the majority owner of the Adviser, also receives any net profits of the Adviser, if any.

Potential Conflicts of Interest: Each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members; as a result, the Portfolio Managers are engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

Ownership of Fund Shares: As of November 30, 2009, the Portfolio Managers owned shares of the Fund in the following ranges.

Portfolio Manager	Dollar Range of Fund Shares
Robert C. Auer	$100,000-$500,000
Bryan Auer	Over $1,000,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

The following table provides information regarding the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”).

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age - 62) Independent Trustee, December 2002 to present; Chairman of Audit and Pricing Committees

President and founder of Hippenstiel Investment Counsel, LLC, a registered investment advisor, since November 2008; Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. from September 1991 to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (Age - 63) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment adviser, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (Age - 59) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Director of International Crankshaft, Inc., since January 2004; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (Age - 57) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Kenneth G.Y. Grant (Age – 60) Independent Trustee, May 2008 to present

Senior Vice President, Global Trust Company since November 2008; Senior Vice President of Advisors Charitable Gift Fund since May 2005; Senior Vice President and Chief Officer, Corporate Development of Northeast Retirement Services, Inc. since 2003; Senior Vice President of Savings Banks Employees Retirement Association since 2003; Treasurer (since January 2004) and past Chair, board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each trustee is 2960 N. Meridian St., Suite 300., Indianapolis, IN 46208.

** The Trust currently consists of 27 series.

The Trust’s Audit Committee consists of Mssrs. Hippenstiel, Condon, Tritschler, and Grant. The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2009.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Adviser’s fair valuation determinations, if any.  The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value.  The Pricing Committee held four meetings during the year ended December 31, 2009.

  The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which is provided by the investment advisers and sub-advisers and the Trust's Administrator. The Committee also conducts interviews of advisers and sub-advisers to the Trust. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two independent Trustees are required to establish a quorum. This Committee held four meetings during the year ended December 31, 2009.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, and each officer of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age – 54)*** Trustee, November 2007 to present

Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Melissa K. Gallagher(Age - 43) President, November 2009 to present

Employed in various positions with Unified Fund Services, Inc., the Trust’s administrator, and Unified Financial Securities, Inc., the Trust’s Distributor, since September of 2000; currently Senior Vice President of Unified Fund Services, as well as President and Treasurer of Unified Financial Securities.

John C. Swhear (Age - 48) Senior Vice President, May 2007 to present

Vice President of Legal Administration and Compliance for Unified Fund Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Valued Advisers Trust since August 2008; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Employed in various positions with American United Life Insurance Company from June 1983 to April 2007, including: Associate General Counsel, April 2007; Investment Adviser Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007 and Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel, OneAmerica Securities Inc., February 2007 to April 2007; Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

Christopher E. Kashmerick (Age - 34) Treasurer and Chief Financial Officer, November 2008 to present

Vice President of Fund Accounting, Financial and Tax Reporting for Unified Fund Services, Inc., the Trust's Administrator, since April 2008; Assistant Vice President, Compliance Officer and Compliance Administrator for U.S. Bancorp Fund Services, LLC, a mutual fund servicing company, from February 2005 to April 2008; Employed in various positions with UMB Fund Services, a mutual fund servicing company, including: Senior Accounting Analyst, Accounting Analyst and Fund Balancing Supervisor, from May 2000 through February 2005.

William Murphy (Age – 46) Assistant Treasurer, November 2008 to present; Interim Treasurer and Chief Financial Officer, February 2008 to November 2008	Manager of Fund Administration for Unified Fund Services, Inc., since October 2007; Employed in various positions with American United Life Insurance Company from March 1987 to October 2007.
Lynn E. Wood (Age - 63) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chairman and Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from September 2000 to December 2004; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from September 2000toOctober 2004.

Heather Bonds (Age - 34) Secretary, July 2005 to present; Assistant Secretary , September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002, currently Manager, Board Relations and Legal Administration, since March 2008; Secretary of Valued Advisers Trust since August 2008; Assistant Secretary of Dean Family of Funds from August 2004 to March 2007; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

Tara Pierson (Age - 34) Assistant Secretary, November 2008 to present	Employed by Unified Fund Services, Inc., the Trust’s Administrator, since February, 2000; Assistant Secretary of Dividend Growth Trust from March 2006 to present.
*	The address for each trustee and officer of the Trust is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

** The Trust currently consists of 27 series.

*** Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2009.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	None
Stephen A. Little	None	None
Daniel J. Condon	None	None

Kenneth G.Y. Grant	None	$1 - $10,000
Nancy V. Kelly	None	None

* The Trust currently consists of 27 series.

          Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as new series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]

Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$_____[2]	$0	$0	$_____
Stephen A. Little, Chairman of the Board	$_____[2]	$0	$0	$_____
Daniel J. Condon, Trustee	$_____[3]	$0	$0	$_____
Ronald C. Tritschler, Trustee	$_____[3]	$0	$0	$_____
Kenneth G.Y. Grant, Trustee	$_____	$0	$0	$_____

Interested Trustees and Officers	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee	$0	$0	$0	$0
Melissa K. Gallgher President and CEO	$0	$0	$0	$0
John C. Swhear, Senior Vice President	$0	$0	$0	$0
Christopher E. Kashmerick, Treasurer and CFO	$0	$0	$0	$0
William Murphy, Assistant Treasurer	$0	$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$_____[4]	$0	$0	$_______[5]
Heather Bonds, Secretary	$0	$0	$0	$0
Tara Pierson, Assistant Secretary	$0	$0	$0	$0

1The Trust currently consists of 27 series.

2 During the fiscal year ended November 30, 2009, each Trustee received a total of $_____ from each Fund..

3 During the fiscal year ended November 30, 2009, each Trustee received a total of $_____ from each Fund.

4 During the fiscal year ended November 30, 2009, the CCO received a total of $_____ from the Fund.

5 This amount does not include the value of benefits provided to the CCO. In addition to the CCO’s salary listed in the table, the CCO is allocated $25,000 for potential bonus compensation, as well as to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisers to the series of the Trust, attendance at compliance seminars, etc. These expenses are shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of November 23, 2009, the following persons were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	54.11%	Record
AmeriTrade, Inc. P.O. Box 2226 Omaha, NE 68103	24.23%	Record
LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121	10.01%	Record

As of November 23, 2009, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Fund.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the period December 28, 2007 (commencement of operations) through November 30, 2008, the portfolio turnover rate was 115.90%. For the fiscal year ended November 30, 2009, the portfolio turnover rate was ___%.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

          Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Unified Fund Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

              When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

For the fiscal year ended November 30, 2009, the Fund directed the following Fund brokerage transactions to brokers who provided research services to the Adviser:

Brokerage Transactions Directed	Brokerage Commissions Paid
$________	$_______

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The following table provides information regarding brokerage commissions paid by the Fund during the fiscal periods indicated.

Fiscal Year Ended	Brokerage Commissions Paid
November 30, 2008*	$19,510
November 30, 2009	$______
*For the period December 28, 2007 (commencement of investment operations) through November 30, 2008.

                The Trust, the Distributor, and the Adviser have each adopted a Code of Ethics (the “Rule 17j-1 Code”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (888) 711-AUER (2837). You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 60 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment Advisers or Advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

             Additionally, the Fund anticipates entering into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Fund, the nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.  The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month.  The information will remain posted on the website until replaced by the information for the succeeding month.  If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

          Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.

The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

PROXY VOTING POLICY

The Trust and the Fund’s Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser who, in turn, has delegated such responsibility to the Adviser. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests.

The Adviser’s proxy voting policy requires the Adviser to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Adviser’s policy underscores the Adviser’s concern that all proxy voting decisions be made in the best interests of the Fund shareholders. Each vote cast by the Adviser on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

          You may obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (888) 711-AUER (2837) to request a copy, or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. The Fund’s proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

          The price (net asset value) of the shares of the Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used.When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith according to guidelines established by the Board of Trustees. The Fund’s Administrator maintains a pricing review committee that will review any fair value provided by the Adviser, subject to the ultimate review and approval of the Pricing Committee of the Board of Trustees. Any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. The full Pricing Committee will review all fair valued securities on a quarterly basis.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount being redeemed is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•

Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock, securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•

Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund’s income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

          Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

          The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are generally subject indirectly to the federal alternative minimum tax.

          If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of November 30, 2009, the Fund had available for federal tax purposes an unused capital loss carryforward of $________, which expires on November 30, 2017. The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

          Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. The custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Unified Fund Services, Inc. (“Unified”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor. Unified and the Distributor each operates as a wholly-owned subsidiary of Huntington. A Trustee of the Trust is a member of management of the Custodian.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of the assets under custody.  The monthly fee is equal to an annual rate of .0125% of the first $75 million of market value; .0100% of the next $75 million of market value; and .0075% of market value in excess of $150 million.  The Custodian also receives various transaction-based fees.  The fees paid to the Custodian by the Fund are subject to a $250 monthly minimum fee per account.

FUND SERVICES

          Unified, 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, acts as the Fund’s transfer agent, fund accountant and administrator. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of each of the Custodian and Distributor.

Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.50 per shareholder account (subject to a monthly minimum fee of $______) for these transfer agency services.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives a monthly fee from the Fund equal to an annual rate of 0.040% of the Fund’s average daily net assets up to $100 million, 0.020% of the Fund’s average daily net assets from $100 million to $250 million, and 0.010% of the Fund’s average daily net assets over $250 million (subject to a monthly minimum fee of $______).

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.090% of the Fund’s average daily net assets under $100 million, 0.060% of the Fund’s average daily net assets from $100 million to $250 million, and 0.030% of the Fund’s average daily net assets over $250 million (subject to a minimum fee of $______ per month).

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Fund during the period December 1, 2008 through November 30, 2009.

Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
$______	$______	$______

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of _______________, ___________, has been selected as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. __________ performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

          Unified Financial Securities, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is under common control with Unified and the Custodian.

          The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

          The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on November 12, 2007 called for the purpose of, among other things, voting on such Plan.

The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).

The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Fund will implement its 12b-1 Plan effective April 1, 2010.

FINANCIAL STATEMENTS

The financial statements and the report of the independent registered public accounting firm required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the fiscal period ended November 30, 2009. You can obtain the Annual Report without charge by calling Shareholder Services at (888) 711-AUER (2837) or upon written request.

FCI Equity Fund (FCIEX)

FCI Bond Fund (FCIZX)

PROSPECTUS

_______, 2010

442 West 47th Street

Kansas City, Missouri 64112

1-877-627-8504

www.fciadvisors.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Page

SUMMARY SECTION - FCI EQUITY FUND	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Risks	3
Performance	5
Portfolio Management	6
Buying and Selling Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
SUMMARY SECTION – FCI BOND FUND	7
Investment Objective	7
Fees and Expenses of the Fund	7
Principal Investment Strategies	8
Principal Risks	9
Performance	10
Portfolio Management	11
Buying and Selling Fund Shares	11
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	12
ADDITIONAL INFORMATION ABOUT THE EQUITY FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	13
Principal Investment Strategies of the Fund	13
Principal Risks of Investing in the Fund	14
Portfolio Holdings	16
ADDITIONAL INFORMATION ABOUT THE BOND FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	17
Principal Investment Strategies of the Fund	17
Principal Risks of Investing in the Fund	18
Portfolio Holdings	20
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS	21
Advisor	21
Portfolio Managers	21
ACCOUNT INFORMATION	23
How to Buy Shares	23
How to Exchange Shares	25
How to Redeem Shares	26
Determination of net Asset Value	28
Dividends, Distributions and Taxes	29
FINANCIAL HIGHLIGHTS	31
PRIVACY POLICY	32
FOR MORE INFORMATION	Back Cover

SUMMARY SECTION – FCI EQUITY FUND

Investment Objective

The investment objective of the FCI Equity Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	____%
Acquired Fund Fees and Expenses	____%
Total Annual Fund Operating Expenses	____%
Fee Waiver/Expense Reimbursement[1]	(____%)
Total Annual Fund Operating Expenses (after waiver)	____%

1 The Fund’s Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (with certain exceptions) do not exceed 1.00% of the Fund’s average daily net assets through January 31, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$___	$___	$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal Investment Strategies

Using a proprietary security selection process employed by the Fund’s investment advisor (the “Advisor”), the Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes have the potential for capital appreciation. The Fund invests in companies that the Advisor determines to be the most attractive within their respective industries and whose earnings are expected to grow at an above-average rate relative to the market.

The Fund invests in securities of large- and mid-cap U.S. or foreign companies with market capitalizations generally in excess of $2 billion. Although the Fund intends to invest in stocks of mid- and large capitalization companies, attractive stocks of smaller companies with market capitalizations below $2 billion also may be included in the Fund’s portfolio.

The Advisor uses a mix of “bottom-up” and “top-down” management styles when selecting investments for the Fund’s portfolio. Relying on a team of portfolio managers and equity analysts, the Advisor uses both styles synergistically to identify investment opportunities for the Fund.

Using a bottom-up approach, the Advisor employs a proprietary, research-driven analytical process for selecting investments for the Fund. The Advisor begins with a global universe of over 14,000 equity securities and currently reduces it to 1,400 securities of large- and mid-cap U.S. or foreign companies with market capitalizations generally in excess of $2 billion. Although the Fund intends to invest in stocks of mid- and large capitalization companies, attractive stocks of smaller companies with market capitalizations below $2 billion also may be included in the Fund’s portfolio. These securities are further screened by the Advisor for positive financial characteristics and liquidity. Based on the Advisor’s screening process, the Advisor identifies securities that it believes have positive fundamental momentum and return opportunity. The Advisor then researches individual companies using quantitative fundamental investment analytics to evaluate a company’s growth potential. These securities are further screened by the Advisor for certain quantitative factors, including:

o	Positive operating earnings;
o	Above average earnings growth relative to the company’s economic sector;
o	Above average sales growth relative to the company’s economic sector;
o	Above average return on equity relative to the company’s economic sector;
o	Price to earnings ratio (“P/E”) relative to growth rate; and
o	Current P/E relative to historic P/E range.

In evaluating individual companies, the Advisor also looks for certain qualitative factors that it believes indicate strong growth potential, such as industry growth, industry leadership, competitive position, innovative and adaptive management, entrepreneurial culture, strategic partnerships, globalization strategy, niche market and new products.

Using a top-down approach, the Advisor evaluates the current economic environment, monetary and fiscal policies, secular, economic, social and demographic trends and several technical factors to identify certain market segments, sectors or industries that the Advisor believes have the potential to outperform the market as a whole. Based on this analysis, the Advisor establishes a recommended weighting for each of the Standard & Poor’s economic sectors of the market. The Advisor may adjust sector weightings in response to changing market conditions and economic factors, and may over-weight or under-weight particular sectors at any given time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies (including exchange-traded funds(“ETFs”)) that invest primarily in equity securities. Equity securities primarily include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments, limited to those with a value based on common stocks (such as rights, warrants or options to purchase common stock, preferred stock, depositary receipts and equity-related swaps). The Fund may invest up to 25% of its assets in foreign companies operating in developed or undeveloped countries by investing in ETFs that invest primarily in equity securities of foreign companies, or by investing in American Depositary Receipts (“ADRs”) traded on U.S. stock exchanges. .

The Fund may invest in certain derivative investments, such as options and futures contracts, but generally intends to do so for hedging purposes only. The Fund may write covered call options, in which the Fund holds a long position in a security combined with a short position in a call option on the same underlying security.

If the Advisor believes that investment opportunities that meet the Fund’s investment criteria are not currently available, the Fund may invest up to 100% of its assets in money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreementsand other cash equivalents.The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. To the extent the Fund makes these investments, the Fund might not achieve its investment objective.

Although achieving current income is not an investment objective of the Fund, the Fund’s equity investments may generate some dividend income, as many of the larger companies in which the Fund invests pay dividends. Such dividends may generate taxable income for investors.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Management Risk. The Advisor’s growth-oriented approach may fail to produce the intended results. If the Advisor’s perception of a company’s growth potential is not realized in the expected time frame, the Fund’s overall performance may suffer.

•

Industry or Sector Risk. Although the Advisor does not expect to concentrate the Fund’s investments in any particular industry or sector, the Fund may allocate more of the Fund’s investments to particular segments of the market. For example, the Fund, from time to time, may have over-weighted positions in particular sectors such as technology or telecommunications. A particular industry or market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular industry or sector, the Fund is subject to an increased risk that its investments in that particular industry or sector may decline because of changing expectations for the performance of that industry or sector.

•

Small/Mid Cap Risk. Stocks of mid- and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid- and/or small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•

Company Specific Risk. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

•

Foreign Risk. Investing in foreign companies (whether directly or through ADRs or ETFs) may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

•

Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

•

ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Derivatives Risk. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.

•

Portfolio turnover risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.

[2009 to be added]

Highest/Lowest quarterly results during this time period were:

Best Quarter:  ___ Quarter, 20__, ___%

Worst Quarter:   ___ Quarter, 20__, ___%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2009)

The Fund	1 Year	Since Inception (October 5, 2005)
Return Before Taxes	____%	____%
Return After Taxes on Distributions	____%	____%
Return After Taxes on Distributions and Sale of Fund Shares	____%	____%
S&P 500 Index (reflects no deductions for fees, expenses and taxes)	____%	____%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877)-627-8504.

Portfolio Management

Investment Advisor – Financial Counselors, Inc.

          Portfolio Managers – The following portfolio managers have been jointly responsible for the day-to-day management of the Fund since its inception.

•	William M. Courtney; Senior Vice President and Chief Investment Officer, Core Equity
•	Brian E. Perott, CFA; Managing Director and Equity Portfolio Manager

Buying and Selling Fund Shares  Minimum Initial Investment     To Place Orders

$250,000	By Mail: FCI Equity Fund
c/o: Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206

Minimum Additional Investment

$100	By Phone: (877) 627-8504

You may sell or redeem shares through your dealer or financial advisor. Please contact your financial intermediary directly to find out if additional requirements apply.    Tax Information  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION – FCI BOND FUND

Investment Objective

The investment objective of the FCI Bond Fund ( the “Fund”) is total return, comprised of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	____%
Acquired Fund Fees and Expenses	____%
Total Annual Fund Operating Expenses	____%
Fee Waiver/Expense Reimbursement[1]	(____%)
Total Annual Fund Operating Expenses (after wavier)	____%

1 The Fund’s Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (with certain exceptions) do not exceed 0.80% of the Fund’s average daily net assets through January 31, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$___	$___	$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of intermediate-term (typically with maturities between one and ten years), investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Fund may also purchase various mortgage-backed and other asset-backed securities. The Fund’s Advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Barclays Capital Intermediate Government/Credit Bond Index®, by managing the duration of the Fund’s portfolio, and through sector allocation and issue selection.

The Advisor uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. The concept of duration is a measure of a security’s price sensitivity to changes in interest rates. Changes in interest rates could result in fluctuation of prices in fixed income securities. For example, if the Advisor’s interest rate forecast is positive, the Fund’s portfolio may be positioned longer in duration than its benchmark index. If the outlook is negative, the Advisor may position the Fund’s portfolio shorter than the benchmark index. In addition to duration management, the Advisor invests in securities of varying maturities depending on market conditions. In general, the Fund maintains an effective weighted average duration and/or maturity of two to five years.

The Advisor evaluates each sector and manages the Fund’s portfolio such that the Fund’s investments may be over- or under-weighted in a particular sector relative to its benchmark index. Sector allocation decisions use many of the same inputs as those analyzed when formulating an interest rate forecast. Generally, the anticipation of narrowing credit spreads suggests a higher allocation to non-Treasury sectors, while widening credit spreads normally dictate a lower allocation.

The Advisor uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. In addition to duration management, the Advisor invests in securities of varying maturities depending on market conditions. In general, the Fund maintains an effective weighted average duration and/or maturity of two to five years.

The Fund will only invest in fixed income securities that, at the time of purchase, are rated investment grade (BBB- or higher, or for Moody’s, Baa or higher) by at least one nationally recognized statistical rating organization such as Moody’s Investor Service, Inc., Standard & Poor’s Rating Group or Fitch Ratings.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, including foreign fixed income securities from developed countries. The Fund may meet this objective by directly investing in fixed income securities, or by investing in other investment companies (including exchange-traded funds) that invest primarily in fixed income securities. Fixed income securities primarily include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage and other asset-backed securities; and money market instruments. All fixed income securities will be denominated in U.S. dollars.

The Fund may utilize derivative securities and/or contracts to gain or reduce exposure to certain sectors, industries, and specific credits. These derivatives may be used for hedging and non-hedging purposes and may be structured as swaps, options or notes.  These derivatives may involve risks similar to those generally associated with swaps and other derivatives, but also involve investment risks similar to those associated with the direct investments in a component of the underlying financial instrument or index to the extent that the returns payable to the Fund from a derivative will be linked to the investment returns of such component.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.

•	Management Risk. The strategy used by the Advisor may fail to produce the intended results.
•

Credit Risk. Issuers of fixed income securities may default on interest and principal payments due to the Fund. In addition, fixed income securities may fall in value due to credit downgrading as a result of political, legal, economic and other variables independent of a securities default. Generally, securities with lower debt ratings have greater risk.

•

Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of any U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Mortgage-backed securities ("MBS") may also posses credit risk.  Because the assets providing cash flows to a mortgage-backed security are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks.  If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment.  The credit risk of mortgage-backed securities depends, in part, on the likelihood of the borrower paying the promised cash flows of principal and interest on time.  The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower's lessened ability to repay in light of changed circumstances such as a job loss; (ii) the borrower's ability to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

•

Foreign Risk. Investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

•

Prepayment Risk. Certain types of asset-backed securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

•

Derivatives Risk. The Fund is subject to credit risk on the amount it expects to receive from counterparties in privately negotiated derivatives contracts. For example, if a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Additionally, if a derivative instrument is used for hedging purposes, there is a risk that the correlation between the derivative and the investment being hedged will not be assessed correctly which could lead to the Fund being exposed to more risk. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.

•

Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

•

Exchange-Traded Funds Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.

[chart to be inserted]

Highest/Lowest quarterly results during this time period were:

Best Quarter:  ___ Quarter, 20__, ___%

Worst Quarter:   ___ Quarter, 20__, ___%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2009)

The Fund	1 Year	Since Inception (October 4, 2005)
Return Before Taxes	____%	____%
Return After Taxes on Distributions	____%	____%
Return After Taxes on Distributions and Sale of Fund Shares	____%	____%
Barclays Intermediate Government/Credit Index (reflects no deductions for fees, expenses and taxes	____%	____%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877)-627-8504.

Portfolio Management

Investment Advisor – Financial Counselors, Inc.

          Portfolio Managers – The following portfolio managers have been jointly responsible for the day-to-day management of the Fund since its inception.

•	Gary B. Cloud, CFA; Senior Vice President and Co-Chief Investment Officer, Fixed Income
•	Peter G. Greig, CFA; Senior Vice President and Co-Chief Investment Officer, Fixed Income

Buying and Selling Fund Shares  Minimum Initial Investment     To Place Orders

$250,000	By Mail: FCI Bond Fund
c/o: Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206

Minimum Additional Investment

$100	By Phone: (877) 627-8504

You may sell or redeem shares through your dealer or financial advisor. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE EQUITY FUND’S

PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Equity Fund

Using a proprietary security selection process employed by the Fund’s investment Advisor, the Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes have the potential for capital appreciation. The Fund invests in companies that the Advisor determines to be the most attractive within their respective industries and whose earnings are expected to grow at an above-average rate relative to the market.

The Advisor uses a mix of “bottom-up” and “top-down” management styles when selecting investments for the Fund’s portfolio. Relying on a team of portfolio managers and equity analysts, the Advisor uses both styles synergistically to identify investment opportunities for the Fund.

Using a bottom-up approach, the Advisor employs a proprietary, research-driven analytical process for selecting investments for the Fund. The Advisor begins with a global universe of over 14,000 equity securities and currently reduces it to 1,400 securities of large- and mid-cap U.S. or foreign companies with market capitalizations generally in excess of $2 billion. Although the Fund intends to invest in stocks of mid- and large capitalization companies, attractive stocks of smaller companies with market capitalizations below $2 billion also may be included in the Fund’s portfolio. These securities are further screened by the Advisor for positive financial characteristics and liquidity. Based on the Advisor’s screening process, the Advisor identifies securities that it believes have positive fundamental momentum and return opportunity. The Advisor then researches individual companies using quantitative fundamental investment analytics to evaluate a company’s growth potential. These securities are further screened by the Advisor for certain quantitative factors, including:

o	Positive operating earnings;
o	Above average earnings growth relative to the company’s economic sector;
o	Above average sales growth relative to the company’s economic sector;
o	Above average return on equity relative to the company’s economic sector;
o	Price to earnings ratio (“P/E”) relative to growth rate; and
o	Current P/E relative to historic P/E range.

In evaluating individual companies, the Advisor also looks for certain qualitative factors that it believes indicate strong growth potential, such as industry growth, industry leadership, competitive position, innovative and adaptive management, entrepreneurial culture, strategic partnerships, globalization strategy, niche market and new products.

Using a top-down approach, the Advisor evaluates the current economic environment, monetary and fiscal policies, secular, economic, social and demographic trends and several technical factors to identify certain market segments, sectors or industries that the Advisor believes have the potential to outperform the market as a whole. Based on this analysis, the Advisor establishes a recommended weighting for each of the Standard & Poor’s economic sectors of the market. The Advisor may adjust sector weightings in response to changing market conditions and economic factors, and may over-weight or under-weight particular sectors at any given time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies (including exchange-traded funds) that invest primarily in equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments, limited to those with a value based on common stocks (such as rights, warrants or options to purchase common stock, preferred stock, depositary receipts and equity-related swaps). The Fund may invest up to 25% of its assets in foreign companies operating in developed or undeveloped countries through ETFs that invest primarily in equity securities of foreign companies or by investing in American Depositary Receipts (ADRs) traded on U.S. stock exchanges. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign company.

 The Fund may invest in certain derivative investments, such as options and futures contracts, but generally intends to do so for hedging purposes only. The Fund may write covered call options, in which the Fund holds a long position in a security combined with a short position in a call option on the same underlying security.

If the Advisor believes that investment opportunities that meet the Fund’s investment criteria are not currently available, the Fund may invest up to 100% of its assets in money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreementsand other cash equivalents.The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. To the extent the Fund makes these investments, the Fund might not achieve its investment objective.

Although achieving current income is not an investment objective of the Fund, the Fund’s equity investments may generate some dividend income, as many of the larger companies in which the Fund invests pay dividends. Such dividends may generate taxable income for investors.

The Fund will not seek to realize profits by anticipating short-term market movements. The Advisor primarily intends to purchase securities for the long-term. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover and tax consequences will not be limiting factors.

The Fund may sell holdings that the Advisor believes have reduced growth potential, have underperformed the market or relevant economic sector, have exceeded their fair market value, have experienced a change in fundamentals or are subject to other factors that may contribute to relative underperformance. Generally, as a risk management technique, the Advisor will reduce a stock position when it becomes relatively oversized in the Fund’s portfolio.

Principal Risks of Investing in the Equity Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Management Risk. The Advisor’s growth-oriented approach may fail to produce the intended results. If the Advisor’s perception of a company’s growth potential is not realized in the expected time frame, the Fund’s overall performance may suffer.

•

Industry or Sector Risk. Although the Advisor does not expect to concentrate the Fund’s investments in any particular industry or sector, the Fund may allocate more of the Fund’s investments to particular segments of the market. For example, the Fund, from time to time, may have over-weighted positions in particular sectors such as technology or telecommunications. A particular industry or market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular industry or sector, the Fund is subject to an increased risk that its investments in that particular industry or sector may decline because of changing expectations for the performance of that industry or sector.

•

Small/Mid Cap Risk. Stocks of mid- and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid- and/or small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•

Company Specific Risk. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

•

Foreign Risk. Investing in foreign companies (whether directly or through ADRs or ETFs) may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

•

Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

•

ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Derivatives Risk. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.

•

Portfolio turnover risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Is the Equity Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking capital appreciation
•	Investors willing to accept price fluctuations in their investments
•	Investors willing to accept risks associated with equity investments

General

The investment objective and strategies of the Fund, including the Fund’s policy of investing at least 80% of its net assets in equity securities, may be changed without shareholder approval. From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs that hold portfolios of fixed income securities or other non-equity securities, money market instruments, securities of other no-load mutual funds or repurchase agreements. To the extent consistent with the Fund’s principal strategies as described above, including its obligation to invest at least 80% of its net assets in equity securities during normal market conditions, the Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE BOND FUND’S

PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Bond Fund

The Fund invests primarily in a diversified portfolio of intermediate-term (typically with maturities between one and ten years), investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Fund may also purchase various mortgage-backed and other asset-backed securities. The Advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Barclays Capital Intermediate Government/Credit Bond Index® by managing the duration of the Fund’s portfolio, and through sector allocation and issue selection.

The Advisor uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. The concept of duration is a measure of a security’s price sensitivity to changes in interest rates. Changes in interest rates could result in fluctuation of prices in fixed income securities. For example, if the Advisor’s interest rate forecast is positive, the Fund’s portfolio may be positioned longer in duration than its benchmark index. If the outlook is negative, the Advisor may position the Fund’s portfolio shorter than the benchmark index. In addition to duration management, the Advisor invests in securities of varying maturities depending on market conditions. In general, the Fund maintains an effective weighted average duration and/or maturity of two to five years.

The Advisor evaluates each sector and manages the Fund’s portfolio such that the Fund’s investments may be over- or under-weighted in a particular sector relative to its benchmark index. Sector allocation decisions use many of the same inputs as those analyzed when formulating an interest rate forecast. Generally, the anticipation of narrowing credit spreads suggests a higher allocation to non-Treasury sectors, while widening credit spreads normally dictate a lower allocation.

The Fund will only invest in fixed income securities that, at the time of purchase, are rated investment grade (BBB- or higher, or for Moody’s, Baa or higher) by at least one nationally recognized statistical rating organization such as Moody’s Investor Service, Inc., Standard & Poor’s Rating Group or Fitch Ratings. In the event that the rating of a portfolio security falls below investment grade, the Advisor may hold or sell the security, depending on whether the Advisor determines that it continues to represent an attractive value.

After duration and sector determinations are made, the Fund’s Advisor focuses on individual security selection and the credit quality of various fixed income issues. The Advisor seeks to identify attractively priced fixed income securities within each permitted credit category, considering the degree of liquidity and risk of a potential downgrade. The Advisor’s approach in this regard is intended to identify a favorable risk/reward profile from securities held in the Fund’s portfolio.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, including foreign fixed income securities from developed countries. The Fund may meet this objective by directly investing in fixed income securities, or by investing in other investment companies (including exchange-traded funds) that invest primarily in fixed income securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed portfolio loans and revolving credit securities; bank certificates of deposit, fixed time deposits, bankers’ acceptances and money market instruments; repurchase agreements; debt securities issued by state or local governments and their agencies and government-sponsored enterprises; obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. All fixed income securities will be denominated in U.S. dollars.

The Fund may utilize derivative securities and/or contracts to gain or reduce exposure to certain sectors, industries, and specific credits. These derivatives may be used for hedging and non-hedging purposes and may be structured as swaps, options or notes.  These derivatives may involve risks similar to those generally associated with swaps and other derivatives, but also involve investment risks similar to those associated with the direct investments in a component of the underlying financial instrument or index to the extent that the returns payable to the Fund from a derivative will be linked to the investment returns of such component.

The Advisor intends to purchase securities primarily for the long-term. As a result, the Advisor believes the Fund will have a low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor. The Fund’s turnover rate typically is expected to be less than 100%.

The Fund may sell holdings that the Advisor believes have become unattractive, such as when fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields.

If the Advisor believes that investment opportunities that meet the Fund’s investment criteria are not currently available, the Fund may invest up to 100% of its assets in money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreementsand other cash equivalents.The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. To the extent the Fund makes these investments, the Fund might not achieve its investment objective.

Principal Risks of Investing in the Bond Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.

•	Management Risk. The strategy used by the Advisor may fail to produce the intended results.
•

Credit Risk. Issuers of fixed income securities may default on interest and principal payments due to the Fund. In addition, fixed income securities may fall in value due to credit downgrading as a result of political, legal, economic and other variables independent of a securities default. Generally, securities with lower debt ratings have greater risk.

•

Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of any U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Mortgage-backed securities ("MBS") may also posses credit risk.  Because the assets providing cash flows to a mortgage-backed security are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks.  If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment.  The credit risk of mortgage-backed securities depends, in part, on the likelihood of the borrower paying the promised cash flows of principal and interest on time.  The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower's lessened ability to repay in light of changed circumstances such as a job loss; (ii) the borrower's ability to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

•

Foreign Risk. Investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

•

Prepayment Risk. Certain types of asset-backed securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

•

Derivatives Risk. The Fund is subject to credit risk on the amount it expects to receive from counterparties in privately negotiated derivatives contracts. For example, if a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Additionally, if a derivative instrument is used for hedging purposes, there is a risk that the correlation between the derivative and the investment being hedged will not be assessed correctly which could lead to the Fund being exposed to more risk. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.

•

Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

•

ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Is the Bond Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking total return
•	Investors seeking a fixed income allocation

General

The investment objective and strategies of the Fund, including the Fund’s policy of investing at least 80% of its net assets in fixed income securities, may be changed without shareholder approval.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs that hold portfolios of securities that do not conform to the Fund’s principal strategies, money market instruments, securities of other no-load mutual funds or repurchase agreements. To the extent consistent with the Fund’s principal strategies as described above, including its obligation to invest at least 80% of its net assets in fixed income securities during normal market conditions, the Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS

Investment Advisor

Financial Counselors, Inc., 442 West 47th Street, Kansas City, Missouri 64112, www.fciadvisors.com, serves as the advisor to the Funds. The Advisor has overall supervisory management responsibility for the general management and investment of the Funds and their securities portfolios. The Advisor sets each Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold by a Fund, selects brokers or dealers to execute transactions for each Fund’s portfolio and votes any proxies solicited by portfolio companies.

The Advisor provides investment consulting and administrative services to personal trust and employee benefit accounts, endowments and other institutional and high net worth individual investment management accounts and, currently, advises in excess of $3.5 billion in assets. The Advisor has over 40 years of experience in managing large cap, core equity portfolios and high quality, fixed income portfolios. The Advisor has a disciplined investment process that it believes will produce superior performance while managing risk. The FCI Funds are the first mutual funds managed by the Advisor. For the fiscal year ended September 30, 2009, the Advisor was entitled to receive a fee from the Equity Fund equal to 0.60% of its average daily net assets (and received ___% after waiver and reimbursement), and a fee from the Bond Fund equal to 0.40% of its average daily net assets (and received ___% after waiver and reimbursement). The Advisor contractually has agreed to waive its fee and reimburse certain operating expenses of each Fund so that total annual fund operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.00% for the Equity Fund and 0.80% for the Bond Fund. The contractual arrangement is in place through January 31, 2011. Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that such Fund is able to make the repayment without exceeding its expense limitation set forth above.

The Advisor, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for a Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

The Funds’ annual report to shareholders for the fiscal year ended September 30, 2009 contains information about the factors that the Board of Trustees considered in approving each Fund’s management agreement.

Portfolio Managers

The investment decisions for each Fund are made by the Advisor’s investment team, which is primarily responsible for the day-to-day management of the Funds’ portfolio. The members of the investment team are William M. Courtney, Brian E. Perott,Gary B. Cloud and Peter G. Greig. Bill Courtney and Brian Perott generally are equally responsible for the day-to-day management of the Equity Fund, although Mr. Courtney has ultimate decision-making authority relating to the Equity Fund’s investments. Gary Cloud and Peter Greig generally are equally responsible for the day-to-day management of the Bond Fund, although Mr. Cloud has ultimate decision-making authority related to the Bond Fund’s investments.

          William M. Courtney - Mr. Courtney joined the Advisor in 2000 and currently serves as Senior Vice President and Chief Investment Officer, Core Equity. Mr. Courtney manages active equity portfolios for the Advisor and is a member of the Advisor’s equity and fixed income investment committees. He also serves as the Advisor’s analyst for the industrials and consumer staples sectors and he leads the equity sector allocation team. Mr. Courtney began his career in 1990 and has experience in the portfolio management of personal trust and employee benefit accounts, endowments and investment management accounts, and asset/liability management and financial planning. From 1996 to 2000, he was a Vice-President and Portfolio Manager at Midwest Trust Company. He earned his Bachelor of Science in Finance from the University of Missouri at Columbia in 1989.

          Brian E. Perott, CFA – Mr. Perott joined the Advisor in 2000 and currently serves as Managing Director and Equity Portfolio Manager. Mr. Perott is the Advisor’s lead institutional equity portfolio manager and a member of the Advisor’s equity investment committee. He also serves as the Advisor’s analyst for the consumer discretionary sector and he is a member of the equity sector allocation team. He earned his bachelor’s degree in economics from the University of Kansas in 1991. He received his Chartered Financial Analyst designation in 1999. Mr. Perott began his career in 1993 and has experience in the portfolio management of personal trusts, employee benefit accounts, foundations, endowments and investment management accounts. From 1997 to 2000, he was a Vice President and Portfolio Manager for Commerce Bank Trust Company. Immediately before joining the Advisor, he was a Vice President and Portfolio Manager for Midwest Trust Company for part of 2000. Mr. Perott is a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute. He is currently serving on the Board of Directors as President emeritus for the Kansas City CFA Society.

          Gary B. Cloud, CFA – Mr. Cloud joined the Advisor in 2003 and currently serves as Senior Vice President and Co-Chief Investment Officer, Fixed Income. Mr. Cloud manages fixed income portfolios for the Advisor. He also serves as a member of the Advisor’s fixed income and equity investment committees, and is a member of the asset allocation committee. He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company. Mr. Cloud’s experience with mortgage-backed securities led him to Bank One Corporation where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles. He moved to Kansas City in 1988 and managed a $1.5 billion portfolio of corporate, mortgage and asset-backed securities for a local insurance company. From 1998 to 2003, he was a Vice President of Securities for Business Men’s Assurance. Mr. Cloud is a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute. He received his bachelor’s degree in business administration from Bowling Green State University and his master’s degree in business administration from the University of Dayton.

          Peter G. Greig, CFA – Mr. Greig is a Senior Vice President and Co-Chief Investment Officer, Fixed Income of the Advisor. He joined the Advisor in 1989 as a trader and fixed income analyst. Mr. Greig manages fixed income portfolios for institutional clients with various objectives. In addition, he oversees the Advisor’s fixed income trading operations, provides fixed income expertise to other managers, and is chairman of the Advisor’s fixed income investment committee. Prior to joining the Advisor, Mr. Greig’s experience included working in the pension fund investment department at the Chrysler Corporation, as well as working in managerial positions for several small businesses. Mr. Greig received his Masters of Business Administration degree, with a major in Finance, from Indiana University and his undergraduate degree in business administration from the University of Kansas. He is a member of the Kansas City CFA Society and is a Chartered Financial Analyst.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

ACCOUNT INFORMATION

How To Buy Shares

Shares of each Fund are available exclusively to U.S. citizens. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the applicable Fund’s NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in each Fund is $250,000 and minimum subsequent investments are $100. The Advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

             BY DEPOSITING SECURITIES -- Shares of a Fund may be purchased in exchange for an investor’s securities if the securities are acceptable to the Advisor and satisfy applicable investment objectives and policies of the Fund. Investors interested in exchanging securities should first contact the Advisor and acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. A Fund must receive a written representation that all such securities offered to the Fund are not subject to any sale restrictions. Within five business days of receipt of the written description of securities and the required representation, the Advisor will notify the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Advisor. Securities accepted by a Fund must have a readily ascertainable value as determined by the Fund’s administrator and fund accountant. Securities are valued in the manner described for valuing Fund assets in the section entitled “Determination of Net Asset Value.” Acceptance of an order may occur on any day during the five-day period afforded the Advisor to review the acceptability of the securities. Upon acceptance of such order, the securities must be delivered in fully negotiable form within five days. The Advisor will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the exchange of securities, depending upon the adjusted tax basis and value of the securities tendered. A Fund will accept securities in this manner only for purposes of investment, and not for resale.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and
•	a check (subject to the minimum amounts) made payable to the appropriate Fund

Mail the application and check to:

U.S. Mail:	FCI Equity Fund or	Overnight:	FCI Equity Fund or
FCI Bond Fund	FCI Bond Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46208

          By Wire - You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 1-877-627-8504 to obtain instructions on how to set up your account and to obtain an account number.

          You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is received by the appropriate Fund. The purchase price per share will be the net asset value next determined after the wire purchase is received by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

          You may purchase additional shares of the Funds at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name
-the name on your account(s)
-your account number(s)
-a check made payable to your Fund

          Checks should be sent to the appropriate Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

          You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

          Shares of the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds’ transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the applicable Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees.

Distribution Plan

          Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under this plan, each Fund may pay a fee of 0.25% of its average daily net assets to the Advisor and/or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges. Neither Fund has implemented its 12b-1 Plan, although a Fund may do so at any time upon notice to shareholders after January 31, 2011.

Other Purchase Information

          The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. You may be prohibited or restricted from making future purchases in either Fund. Checks must be made payable to the appropriate Fund. The Funds and their transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

          The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

How To Exchange Shares

You may exchange your shares of one Fund for shares of the other Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at 1-877-627-8504 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed based on the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

  Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

How To Redeem Shares

  You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

          By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to: U.S. Mail: FCI Equity Fund or Overnight:FCI Equity Fund or

FCI Bond Fund	FCI Bond Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46208

  Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after a Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. A Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. A Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at 1-877-627-8504 if you have questions. At the discretion of the Funds or the Funds’ transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

  By Telephone - You may redeem any part of your account (up to $25,000) in a Fund by calling Shareholder Services at 1-877-627-8504. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

          The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

          Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at 1-877-627-8504. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Redemption proceeds sent by check by a Fund and not cashed within 180 days will be reinvested in the applicable Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to market risk like any other investment in a Fund.

          Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in a Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. In such event, pursuant to the Agreement and Declaration of Trust, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

          Funds’ Policy on Market Timing. The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of a Fund’s shares held by long-term shareholders, disrupt portfolio management and increase a Fund’s expenses for all shareholders. The Board of Trustees has adopted a policy directing each Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all of the Funds’ shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in each Fund. A 1.00% short-term redemption fee will be assessed by each Fund against investment proceeds withdrawn within 60 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a “first-in, first-out” method to determine the 60-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

          If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees.Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of a Fund’s Advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed by a Fund to be “market-timers.”

          While both Funds attempt to deter market timing, there is no assurance that either Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite a Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary. Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by a Fund. Consequently, a Fund may not have knowledge of the identity of investors and their transactions. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that either Fund will be able to apply the fee to such accounts in an effective manner. Under a federal rule, each Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. Neither Fund has entered into any arrangements with any person to permit frequent purchases and redemptions of Fund Shares.

Determination of Net Asset Value

          The price you pay for your shares is based on the applicable Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form.

          Each Fund’s assets generally are valued at their market value. If market quotations are not readily available, or if an event occurs after the close of the trading market but before the calculation of a Fund’s NAV that materially affects the value, the security will be valued by the Fund’s Advisor at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Advisor according to procedures approved by the Board of Trustees. Fair valuation also is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders, or that a Fund will realize fair valuation upon the sale of a security.

Dividends, Distributions and Taxes

          Dividends and Distributions. Each Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Equity Fund expects that its distributions will consist primarily of net realized capital gains. The Bond Fund expects that its distributions will consist primarily of net investment income. Each Fund declares and pays dividends at least annually, except that the Bond Fund declares and pays dividends on a quarterly basis.

          Taxes. Net investment income distributed by the Funds generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed below (including in the table).

          Each Fund will typically distribute net realized capital gains to its shareholders once a year. Capital gains are generated when a Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

          Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by a Fund which are not cashed within 180 days will be reinvested in the applicable Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in a Fund.

          You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

          Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds’ shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

          The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions	Ordinary income rate

Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*

Sales of shares

(including redemptions) owned	Gains taxed at generally maximum 15%
more than one year	on non-corporate taxpayers*

Sales of shares

(including redemptions) owned	Gains are taxed at the same rate as ordinary income;

for one year or less                                                                            losses are subject to special rules

                                                                                                             *For gains realized between May 6, 2003 and December 31, 2010.

          Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

          If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

          If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

          Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS

          The following tables are intended to help you better understand the financial performance of each Fund since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information was audited by ___________, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in each Fund’s Annual Report to Shareholders, which is available upon request without charge.

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•	Information a Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with a Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

          Disposal of Information. The Funds, through the transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Trust or the Funds. Such steps shall include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

          Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on the FCI Funds’ policies and operations, including their policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. Annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Funds’ performance results as of the Funds’ latest fiscal year end.

          Call Shareholder Services at 1-877-627-8504 to request free copies of the SAI, to request other information about the FCI Funds and to make shareholder inquiries. Alternatively, the Funds’ prospectus, SAI and annual and semi-annual reports are available, free of charge, at www.fciadvisors.com.

          You may review and copy information about the FCI Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the FCI Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-21237

FCI EQUITY FUND

FCI BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

_______, 2010

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated ______, 2010. This SAI incorporates by reference the annual report to shareholders of the FCI Equity Fund and the FCI Bond Fund for the fiscal year ended September 30, 2009 (“Annual Report”). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, or by calling Shareholder Services at 1-877-627-8504.

DESCRIPTION OF THE TRUST AND THE FUNDS

The FCI Equity Fund (“Equity Fund”) and the FCI Bond Fund (“Bond Fund”) (collectively, the “Funds”) each was organized as a diversified series of Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. Each Fund was declared effective on September 28, 2005. The Equity Fund commenced operations on October 5, 2005, and the Bond Fund commenced operations on October 4, 2005. The investment advisor to the FCI Funds is Financial Counselors Inc. (the “Advisor”).

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future.           The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each Fund and the Funds’ transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of each Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to involuntary redemption if the Trustees determine to liquidate a Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate a Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

          For information concerning the purchase and redemption of shares of a Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Funds’ Prospectus. For a description of the methods used to determine the share price and value of each Fund’s assets, see “Determination of Net Asset Value” in the Funds’ Prospectus and this SAI.

          The Funds may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on their behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on each Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

          Customer orders will be priced at each Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Each Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISK

CONSIDERATIONS

          This section contains additional information regarding some of the investments the Funds may make and some of the techniques they may use.

A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

  Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

          Equity securities also include exchange-traded funds (“ETFs”). ETFs include S&P Depository Receipts (“SPDRs”), Select Sector SPDRs, DIAMONDS, QQQQs, iShares, HOLDRS, Fortune e-50, streetTRACKS, Vanguard ETFs and other security baskets. For example, SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Funds may invest in new exchange-traded shares as they become available.

          Each Fund may invest in American Depositary Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.

          Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on a Fund’s share price.

B. Debt Securities. Each Fund may invest in debt securities, including debt securities that are convertible into common stocks. Debt and convertible securities purchased by each Fund will consist of obligations that are rated investment-grade (BBB- or better, or for Moody’s, Baa or higher) by at least one nationally recognized independent rating agency such as Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings, or unrated debt securities that the Fund considers to be equivalent to such rated investment-grade securities, having at least adequate capacity to pay interest and repay principal.

          The ratings of S&P, Moody’s and other nationally recognized rating agencies represent the opinions of those rating agencies as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

          The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

          Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the security. For a more detailed description of ratings, see the Appendix.

C. Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody’s although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Funds. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at leastBBB by S&P or Baa by Moody’s or, if unrated, of comparable quality in the opinion of the Advisor. Moody’s Ratings with respect to preferred stocks do not purport to indicate the future status of payments of dividends.

D. Cash Management. Each Fund may invest directly in cash, ETFs and high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change dramatically. Various short-term fixed-income securities that the Funds invest in for cash management purposes are described below:

U.S. Government Obligations. Each Fund may each invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. Each Fund may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Repurchase Agreements. Repurchase agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Advisor. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to a Fund’s limit on illiquid securities. A Fund that enters into a repurchase agreement may lose money in the event that the other party defaults on its obligation and the Fund is delayed or prevented from disposing of the collateral. A Fund also might incur a loss if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

Bank Obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although each of the Funds may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund’s total assets at the time of purchase. Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Commercial Paper. Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

E. Derivatives. Each Fund may use derivaties for any lawful purpose consistent with its investment objective, although the Equity Fund will use derivatives primarily for hedging or managing risk.

Swaps. The Bond Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Bond Fund’s investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Bond Fund than if the Bond Fund had invested directly in an instrument that yielded that desired return or spread. The Bond Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or “collar” amounts.

          The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Bond Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Bond Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement (“net amount”) and not the notional amount differences themselves. The Bond Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Bond Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Bond Fund’s books and records.

          Whether the Bond Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Bond Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 (“IRC”) may limit the Fund’s ability to use swap agreements. The swaps market is largely unregulated.

Credit Derivatives. Credit derivatives are a form of derivative that are divided into two basic types, credit default swaps and total return swaps, and are usually governed by the standard ISDA Master Agreement terms and conditions. A credit default swap involves a protection buyer and a protection seller. The Bond Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. The Bond Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e, credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates. Another type of credit derivative is the credit-linked notes and other forms of debt obligations with an embedded credit default swap component. In this type of credit derivative, payments of principal and interest are linked to the performance of one or more reference debt securities or assets. In all of these credit derivative transactions, the same general risks of derivative transactions are present, but they offer greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If the Bond Fund writes a credit default swap, it receives a premium up front but the Bond Fund’s exposure under the credit default swap is a form of leverage and will be subject to the restrictions on leveraged derivatives discussed above.

F. Options. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. Each Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position. Options used by a Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

          Each Fund may hold (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by either Fund would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security at more than its market value.

          The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

          Each Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

          Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and the other party to the transaction (“counterparty”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

          Either Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that a Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

          Each Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

          The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

          G. Rule 144A Securities. Each Fund may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid or restricted for purposes of the Funds’ illiquid securities policy, which prohibits the Funds from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Board of Trustees. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of a Fund means the lesser of (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that a Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (the “SEC”) or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities, or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. With respect to 75% of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on each Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

          Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. Each Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4. Illiquid Securities. The Funds will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

5. Loans of Portfolio Securities. The Funds will not make loans of portfolio securities.

6.  SEC Name Rule. Under normal circumstances, the Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and the Bond Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. Each Fund may meet its objective by directly investing in the applicable securities, or by investing in other investment companies (including exchange-traded funds) that invest primarily in such securities. Each Fund may not change this policy except upon at least 60 days prior written notice to shareholders.

INVESTMENT ADVISOR

Financial Counselors, Inc., 442 West 47th Street, Kansas City, Missouri 64112 serves as Advisor to the Funds. Robert T. Hunter is the President and Chief Executive Officer of the Advisor. Bradley A. Bergman is the controlling shareholder of the holding corporation that owns 100% of the Advisor. The holding corporation that owns the Advisor is 100% employee- and director-owned and each Portfolio Manager (as such term is defined below) is an equity owner of the holding corporation.

Under the terms of the management agreements (each an “Agreement” or collectively, the “Agreements”), the Advisor manages each Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the average daily net assets of the Equity Fund. With respect to the Bond Fund, as compensation for its management services, the Bond Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Bond Fund. With respect to each Fund, the Advisor has contractually agreed to waive its fee and, to the extent necessary, reimburse certain of the Fund’s operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.00% and 0.80% of the average daily net assets of the Equity Fund and the Bond Fund, respectively. The contractual arrangement is in place through January 31, 2011. Each waiver or reimbursement by the advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular expense was incurred; provided that such Fund is able to make the repayment without exceeding its expense limitation set forth above.

The following table describes the advisory fees paid to the Advisor by the Funds during the fiscal periods indicated:

Fund	Fiscal Year Ended	Advisory Fees Accrued	Total Fees Waived and/or Expenses Reimbursed	Net Advisory Fees Paid (Reimbursed)

Equity Fund	September 30, 2007	$54,671	$83,463[1]	$(28,792)
	September 30, 2008	$63,388	$92,907[2]	$(29,519)
	September 30, 2009	$_____	$______[3]	$______
Bond Fund	September 30, 2007	$52,411	$66,995[1]	$(14,584)
	September 30, 2008	$66,219	$67,410[2]	$(1,191)
	September 30, 2009	$_____	$______[3]	$______

1These amounts are subject to reimbursement by the applicable Fund until September 30, 2010.

2These amounts are subject to reimbursement by the applicable Fund until September 30, 2011.

[3]These amounts are subject to reimbursement by the applicable Fund until September 30, 2012.
          A discussion of the factors that the Board of Trustees considered in determining to approve or renew each Fund’s Management Agreement will be included in the Funds’ report to shareholders for the period during which each approval or renewal occurred.

          The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on each Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services may be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for each Fund, no preference will be shown for such securities.

About the Portfolio Managers

William M. Courtney and Brian E. Perott are the portfolio managers jointly and primarily responsible for the day-to-day management of the Equity Fund. Mr. Courtney has ultimate decision making authority related to investments made by the Equity Fund. Gary B. Cloud and Peter G. Greig are the portfolio managers jointly and primarily responsible for the day-to-day management of the Bond Fund. Mr. Cloud has ultimate decision making authority related to investments made by the Bond Fund (Messrs. Courtney, Perott, Cloud and Greig are collectively referred to as the “Portfolio Managers”). As of September 30, 2009, the Portfolio Managers were responsible for the management of the following types of accounts, in addition to the Funds:

Portfolio Manager	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
William M. Courtney	Mutual Fund: 0 Private Accounts: 289 Pooled Investment Vehicles: 0	Mutual Fund: N/A Private Accounts: $120,255,241 Pooled Investment Vehicles: N/A	Mutual Fund: N/A Private Accounts: 0 Pooled Investment Vehicles: N/A	Mutual Fund: N/A Private Accounts: N/A Pooled Investment Vehicles: N/A
Gary B. Cloud	Mutual Fund: 2 Private Accounts: 37 Pooled Investment Vehicles: 0	Mutual Fund: $63,437,111 Private Accounts: $532,195,312 Pooled Investment Vehicles: N/A	Mutual Fund: 0 Private Accounts: 0 Pooled Investment Vehicles: N/A	Mutual Fund: N/A Private Accounts: N/A Pooled Investment Vehicles: N/A
Brian E. Perott	Mutual Fund: 0 Private Accounts: 261 Pooled Investment Vehicles: 0	Mutual Fund: N/A Private Accounts: $254,429,354 Pooled Investment Vehicles: N/A	Mutual Fund: N/A Private Accounts: 0 Pooled Investment Vehicles: N/A	Mutual Fund: N/A Private Accounts: N/A Pooled Investment Vehicles: N/A
Peter G. Greig	Mutual Fund: 0 Private Accounts: 123 Pooled Investment Vehicles: 0	Mutual Fund: N/A Private Accounts: $715,081,735 Pooled Investment Vehicles: N/A	Mutual Fund: N/A Private Accounts: 0 Pooled Investment Vehicles: N/A	Mutual Fund: N/A Private Accounts: N/A Pooled Investment Vehicles: N/A

Each Portfolio Manager is compensated for his services by the Advisor. Each Portfolio Manager’s compensation consists of a fixed base salary, a performance-based bonus, and the right to participate in the Advisor’s profit sharing and 401(k) plan. Each Portfolio Manager is eligible to receive an annual bonus from the Advisor. The annual bonus is calculated as follows: 50% based on the performance of ten client accounts designated by the Portfolio Manager, compared to the performance of the S&P 500 Index for equity accounts, or for fixed income accounts, (1) the Barclay’s Capital Intermediate Government/Credit Index®, (2) the Barclay’s Capital Government/Credit Index®, or (3) the Barclay’s Capital Aggregate Index®, as appropriate; and 50% based on the performance of the Advisor’s equity composite compared to the S&P 500 or the performance of the Advisor’s fixed income composite compared to the Barclay’s Capital Intermediate Government/Credit Index®, for Portfolio Managers who manage equity or fixed income accounts, respectively. Performance is calculated for the prior calendar year on a pre-tax basis. As of September 30, 2009, the Portfolio Managers owned shares of the Fund as indicated in the table below.

Portfolio Manager	Equity Fund	Bond Fund
William M. Courtney	$100,001 - $500,000	None
Gary B. Cloud	None	$10,001 - $50,000
Brian E. Perott	$10,001 - $50,000	None
Peter G. Greig	$10,001 - $50,000	None

          To the extent that a Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

          The following table provides information regarding the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”)

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age - 62) Independent Trustee, December 2002 to present

President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008; Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. from September 1991to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from September 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (Age - 63) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (Age - 59) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004; Director, International Crankshaft, Inc. since January 2004; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (Age - 57) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Kenneth G.Y. Grant (Age – 60) Independent Trustee, May 2008 to present

Senior Vice President of Global Trust Company since 2008; Senior Vice President of Advisors Charitable Gift Fund since May 2005; Senior Vice President and Chief Officer, Corporate Development, of Northeast Retirement Services, Inc. since February 2003; Senior Vice President of Savings Banks Employees Retirement Association since February 2003; Treasurer (since January 2004) and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each trustee is 2960 N. Meridian St., Suite 300., Indianapolis, IN 46208.

** The Trust currently consists of 27 series.

          The Trust’s Audit Committee consists of Mssrs. Hippenstiel, Condon, Tritschler, and Grant. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds’ financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds’ independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2009.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Advisor’s fair valuation determinations, if any.  The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value.  The Pricing Committee held four meetings during the year ended December 31, 2009.

The Advisory Contract Renewal Committee is responsible for conducting due diligence on the renewal of investment advisory contracts between the Trust and the adviseos and sub-advisors to each series of the Trust, and making a recommendation to the full Board of Trustees regarding renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which is provided by the investment advisors and sub-advisors and the Trust's Administrator. The Committee also conducts interviews of advisors and sub-advisors. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two independent Trustees are required to establish a quorum. This Committee held four meetings during the year ended December 31, 2009.

  The following table provides information regarding each Trustee who is an “interested person” of the Trust, and each officer of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 54)*** Trustee, November 2007 to present

Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Melissa K. Gallagher(Age - 43) President, November 2009 to present

Employed in various positions with Unified Fund Services, Inc., the

Trust’s administrator, and Unified Financial Securities, Inc., the

Trust’s Distributor, since September of 2000; currently Senior Vice President of Unified Fund Services, as well as President and Treasurer of Unified Financial Securities.

John C. Swhear (Age - 48) Senior Vice President, May 2007 to present

Vice President of Legal Administration and Compliance for Unified Fund Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Valued Advisers Trust since August 2008; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Employed in various positions with American United Life Insurance Company from June 1983 to April 2007, including: Associate General Counsel, April 2007; Investment Adviser Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007 and Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel, OneAmerica Securities Inc., February 2007 to April 2007; Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

Christopher E. Kashmerick (Age - 34) Treasurer and Chief Financial Officer, November 2008 to present

Vice President of Fund Accounting, Financial and Tax Reporting for Unified Fund Services, Inc., the Trust's Administrator, since April 2008; Assistant Vice President, Compliance Officer and Compliance Administrator for U.S. Bancorp Fund Services, LLC, a mutual fund servicing company, from February 2005 to April 2008; Employed in various positions with UMB Fund Services, a mutual fund servicing company, including: Senior Accounting Analyst, Accounting Analyst and Fund Balancing Supervisor, from May 2000 through February 2005.

William J. Murphy (Age - 46) Assistant Treasurer, February 2008 to present	Manager of Fund Administration for Unified Fund Services, Inc., since October 2007; Employed in various positions with American United Life Insurance Company from March 1987 to October 2007.
Lynn E. Wood (Age - 63) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chairman and Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from September 2000 to December 2004; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from September 2000toOctober 2004.

Heather Bonds (Age - 34) Secretary, July 2005 to present; Assistant Secretary, September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002, currently Manager, Board Relations and Legal Administration, since March 2008; Secretary of Valued Advisers Trust since August 2008; Assistant Secretary of Dean Family of Funds from August 2004 to March 2007; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

Tara Pierson (Age - 34) Assistant Secretary, November 2008 to present	Employed by Unified Fund Services, Inc., the Trust’s Administrator, since February, 2000; Assistant Secretary of Dividend Growth Trust from March 2006 to present.
*	The address for each trustee and officer of the Trust is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

** The Trust currently consists of 27 series.

*** Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors.

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of December 31, 2009.

Trustee	Dollar Range of the Funds’ Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	None
Stephen A. Little	None	None
Daniel J. Condon	None	None
Kenneth G.Y. Grant	None	$1-10,000
Nancy V. Kelly	None	None

* The Trust currently consists of 27 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and each Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by each Fundwill increase or decrease as new series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$ 1,778[2]	$0	$0	$48,000
Stephen A. Little, Chairman of the Board	$1,778[2]	$0	$0	$48,000
Daniel J. Condon, Trustee	$1,407[3]	$0	$0	$38,000
Ronald C. Tritschler, Trustee	$1,407[3]	$0	$0	$38,000
Kenneth G.Y. Grant, Trustee	$1,407[3]	$0	$0	$38,000
Interested Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee	$0	$0	$0	$0
Melissa K. Gallagher, President and CEO	$0	$0	$0	$0
John C. Swhear, Senior Vice President	$0	$0	$0	$0
Christopher E. Kashmerick, Treasurer and CFO	$0	$0	$0	$0
William Murphy, Assistant Treasurer	$0	$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$5,448[4]	$0	$0	$158,000[5]
Heather Bonds, Secretary	$0	$0	$0	$0
Tara Pierson, Assistant Secretary	$0	$0	$0	$0

1The Trust currently consists of 27 series.

2 During the fiscal year ended September 30, 2009, each Trustee received a total of $____ from each Fund.

3 During the fiscal year ended September 30, 2009, each Trustee received a total of $____ from each Fund.

4 During the fiscal year ended September 30, 2009, the CCO received a total of $____ from each Fund.

5 This amount does not include the value of benefits provided to the CCO. In addition to the CCO’s salary listed in the table, the Trust escrows $25,000 for CCO bonus compensation and to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisors to the series of the Trust, attendance at compliance seminars, etc. These expenses are shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of either Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Advisor. As of November 15, 2009, the officers and trustees as a group did not own any shares of either Fund.

          As of November 15, 2009, the following persons were considered to be either a control person or principal shareholder of the applicable Fund:

Equity Fund
Name and Address	% Ownership	Type of Ownership
Midtrusco 5901 College Blvd, Suite 100 Overland Park, KS 66211	93.03%	Record
Benefit Trust Co. P.O. Box 12770 Overland Park, KS 66282	6.97%	Record
Bond Fund
Name and Address	% Ownership	Type of Ownership
Midtrusco 5901 College Blvd, Suite 100 Overland Park, KS 66211	86.15%	Record
IITC & Co. 6800 79th St., Suite 201 Longmont, CO 80503	12.33%	Record

Midtrusco, a control person of each Fund, is under common control with Financial Counselors, Inc., the Funds’ Advisor. The Advisor is owned 100% by FCI Holding Corporation, a Delaware corporation.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

          Customer identification and verification is part of the Funds’ overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Funds, adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Funds’ transfer agent, Unified Fund Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

          When you open an account with a Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. Each Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Funds’ transfer agent, they are deemed to be in the best interest of a Fund, or in cases where a Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TURNOVER

Each Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Each Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The portfolio turnover rate for the Equity Fund for the fiscal years ended September 30, 2008 and 2009 was 197.30% and ____% respectively. The portfolio turnover rate for the Bond Fund for the fiscal years ended September 30, 2008 and 2009 was 25.99% and _____% respectively.

PORTFOLIO TRANSACTIONS AND BROKERAGE

          Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

          The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to a Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. During the fiscal year ended September 30, 2009, there were no brokerage transactions directed to brokers due to research services provided to the Advisor.

          Over-the-counter transactions may be placed with broker-dealers if the Advisor is able to obtain best execution (including commissions and price). Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The following table provides information regarding brokerage commissions paid by the Equity Fund during the fiscal periods indicated.

Fiscal Year Ended	Brokerage Commissions Paid
September 30, 2009	$74,638
September 30, 2008	$46,805
September 30, 2007	$30,970

For the fiscal years ended September 30, 2007 and 2008, the Bond Fund paid no brokerage commissions. For the fiscal year ended September 30, 2009, the Bond Fund paid brokerage commissions of $1,863.

          The Trust and the Advisor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Codes from either Fund or the Advisor, free of charge, by calling the Funds at 1-877-627-8504. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

          Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. Each Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of either Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of a Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

          Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. Each Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.    Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, a Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

          Additionally, each Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances, portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make each Fund’s top portfolio holdings available on their websites and may make each Fund’s complete portfolio holdings available to their subscribers for a fee. Neither of the Funds, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. Each Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If a Fund’s website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

          Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund’s shareholders. Additionally, the Funds, the Advisor and their respective affiliated persons do not receive any compensation or other consideration as a result of disclosing a Fund’s portfolio holdings. Finally, neither Fund will disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

DISTRIBUTION PLAN

            Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Each Fund’s Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on June 13, 2005 called for the purpose of, among other things, voting on such Plan.

Each Fund’s Plan provides that the applicable Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. Each Fund and/or the Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that each Plan will benefit the applicable Fund’s shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Trustees also expect that each Plan will significantly enhance the applicable Fund’s ability to distribute its shares.Neither Fund has implemented its Plan, although a Fund may do so at any time upon notice to shareholders after January 31, 2011.

PROXY VOTING POLICY

          The Trust and the Funds’ Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees.

The Advisor’s policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders’ best interests. Non-routine votes are reviewed on a case-by-case basis.

          The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of a Fund’s shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how a Fund’s vote will be cast.

          You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at 1-877-627-8504, or by writing to Unified Fund Services, Inc., the Funds’ transfer agent, at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by each Fund with respect to portfolio securities during the most recent 12-month period ended June 30th, will be filed by the Fund with the SEC on Form N-PX. The Funds’ proxy voting record will be available to shareholders free of charge upon request by calling or writing the Funds as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

          The net asset value of the shares of each Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

          Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise. Fair valued securities held by a Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Each Fund’s net asset value per share is computed by dividing the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in that Fund outstanding at such time.

REDEMPTION IN-KIND

          The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of each Fund, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

          Each Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (each a “RIC,” or together “RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that they actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

          If a Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of that Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

•

Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

          Each Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the applicable Fund will have to include in its income each share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because each Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. A Fund might realize capital gains or losses from any such sales, which would increase or decrease the Funds’ investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

          Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Funds realize in connection with the hedge. Each Fund’s income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of September 30, 2008, the Funds had unused capital loss carryforwards of $_____, which is available for federal tax purposes until ______.

          Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

          The portion of the dividends a Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

          If you are a non-retirement plan holder, the appropriate Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, a Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

          If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

          Based upon the number of shareholders, each Fund could be considered to be a personal holding company (a “PHC”) under the Internal Revenue Code (the “Code”). An entity is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. If a Fund is deemed a PHC, its undistributed personal holding company income (“UPHCI”) will be taxed at 15%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

          The tax on UPHCI is in addition to any other tax imposed on the Fund and/or its distributions. Under the Code, a regulated investment company, such as either of the Funds, that is also a PHC is also taxed on any undistributed investment company taxable income at the highest corporate rate under the Code.

          The foregoing is only a summary of some of the important federal income tax considerations affecting each Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax professionals for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of each Fund’s investments. The Custodian acts as the Funds’ depository, safekeeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties. The custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Unified Fund Services, Inc. (“Unified”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor. A Trustee of the Trust is a member of management of the Custodian.

For its custodial services, the Custodian receives a monthly fee from each Fund based on the market value of the assets under custody. The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million. The Custodian also receives various transaction-based fees. The fees paid to the Custodian by each Fund are subject to a $250 monthly minimum fee per account.

FUND SERVICES

          Unified, 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, acts as the Funds’ transfer agent, fund accountant, administrator and dividend disbursing agent. Certain officers of the Trust are officers, employees, and/or members of management of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Custodian and the Distributor.

          Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.40 per shareholder account (subject to minimum monthly fees of $417 per Fund if there are 1 or 2 shareholder accounts, $833 per Fund if there are 3 or 4 shareholder accounts and $1,250 per Fund if there are 5 or more shareholder accounts) for these transfer agency services.

          In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives a monthly fee from each Fund equal to an annual rate of 0.05% of the Fund’s average daily net assets up to $50 million, 0.04% of the Fund’s average daily net assets from $50 million to $100 million, 0.03% of the Fund’s average daily net assets from $100 million to $150 million, and 0.01% of the Fund’s average daily net assets over $150 million (subject to a minimum fee of $1,667 per Fund per month).

          Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.08% of the Fund’s average daily net assets up to $50 million, 0.06% of the Fund’s average daily net assets from $50 million to $100 million, 0.05% of the Fund’s average daily net assets from $100 million to $150 million, and 0.03% of the Fund’s average daily net assets over $150 million (subject to a minimum fee of $2,500 per Fund per month). Unified also receives a compliance program services fee of $800 per month from each Fund.

          The following tables set forth the amounts paid by each Fund to Unified for its transfer agency, fund accounting and fund administration services for the fiscal periods indicated. The amounts given include reimbursement for various out-of-pocket expenses, and may include amounts paid to various third parties as compensation for sub-transfer agency services.

Equity Fund	Fiscal Year Ended September 30, 2007	Fiscal Year Ended September 30, 2008	Fiscal Year Ended September 30, 2009
Transfer Agent Fees	$12,965	$25,841	$_____
Fund Accounting Fees	$20,000	$20,000	$_____
Administration Fees	$30,750	$31,000	$_____
Bond Fund	Fiscal Year Ended September 30, 2007	Fiscal Year Ended September 30, 2008	Fiscal Year Ended September 30, 2009
Transfer Agent Fees	$12,767	$25,188	$_____
Fund Accounting Fees	$20,000	$20,001	$_____
Administration Fees	$30,750	$30,501	$_____

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of ____________has been selected as the Independent Registered Public Accounting Firm for the Funds for the fiscal year ending September 30, 2010. (___________) performs an annual audit of each Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

  Unified Financial Securities, Inc., (the “Distributor”), 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, is the exclusive agent for distribution of shares of the Funds. An officer of the Trust is an officer of the Distributor, and a Trustee of the Trust is an officer of the Custodian, which, together with the distributor and Unified, are wholly-owned subsidiaries of Huntington Bancshares. As a result, such persons may be deemed to be affiliates of the Distributor.

The Distributor is obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS  The financial statements of each Fund and the independent auditors’ report required to be included in this SAI are incorporated herein by reference to the Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2009. The Annual Report may be obtained, without charge, by calling Shareholder Services at 1-877-627-8504.

APPENDIX

Standard & Poor’s Corporate Bond Rating Definitions

AAA-Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated “BB”, “B”, “CCC”, and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating “CI” is reserved for income bonds on which no interest is being paid.

D-Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are “Ba” are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated “B” generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Iron Strategic Income Fund

Investor Class (IRNIX)

Institutional Class (IFUNX)

Prospectus dated ________, 2010

Iron Financial LLC

630 Dundee Rd.

Suite 200

Northbrook, IL 60062

(877) 322-0575

www.ironfunds.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PAGE

SUMMARY SECTION	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Risks	3
Performance	5
Portfolio Management	6
Buying and Selling Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	7
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL STRATEGIES AND RELATED RISKS	8
Principal Investment Strategies of the Fund	8
Principal Risks of Investing in the Fund	10
Portfolio Holdings	18
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND	18
Adviser	18
Portfolio Managers	19
ACCOUNT INFORMATION	19
How to Buy Shares	19
How to Redeem Shares	23
Determination of Net Asset Value	26
Dividends, Distributions and Taxes	27
ADDITIONAL INFORMATION ABOUT RISKS RELATED TO INVESTMENT STRATEGIES	30
FINANCIAL HIGHLIGHTS	37
PRIVACY POLICY	38
FOR MORE INFORMATION	39

SUMMARY SECTION

Investment Objective

The investment objective of the Iron Strategic Income Fund (the “Fund”) is to maximize total return. Total return is comprised of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Investor Class	Institutional Class
(IRNIX)	(IFUNX)

Redemption Fee

(as a percentage of the amount redeemed within 30 days of purchase)
1.00%	1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%
Distribution and/or Service (12b-1) Fees [1]	0.25%	NONE
Other Expenses [2]	____%	___%
Acquired Fund Fees and Expenses	____%	___%
Total Annual Fund Operating Expenses	____%	___%

1 The Fund has adopted a Rule 12b-1 Plan with respect to Investor Class shares that permits the Fund to pay an annual fee of 0.25% to financial institutions that provide distribution and/or shareholder servicing.

2 Includes fees paid pursuant to an Administration Plan adopted by the Fund with respect to Investor Class shares that permits the Fund to pay an annual fee of 0.10% to financial intermediaries that provide administrative services.Expense Example:

This example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
Investor Class (IRNIX)	$___	$___	$___	$___

Institutional Class (IFUNX)                               $___                       $___                       $___                       $___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to attain its investment objective by strategically adjusting the portfolio’s exposure to the high yield market. As part of its allocation process, the adviser conducts an ongoing proprietary analysis of the overall market and individual securities. Factors considered include credit spreads, cash flows, volume, price, default and recovery rates, yields, and yield curves. When reviewing this data the adviser considers the absolute levels of the current data, where the data stands relative to its historical levels, and any relevant trends or movement in the data. This analysis leads to a decision as to what amount of exposure to high yield securities is optimal.  This approach should allow the Fund to earn interest income on the securities held in its portfolio while it seeks to generate capital appreciation through strategic adjustments of the Fund's assets.

If the adviser concludes that the risk/reward relationship is unfavorable in the fixed income markets generally, or the high yield fixed income market in particular, the adviser will take measures to limit the Fund’s exposure to these markets.  In order to do so the Fund may use many strategies, including but not limited to: (1) selling portfolio securities and increasing its cash position or (2) hedging its exposure to the fixed income or high yield markets through the use of derivatives. In addition, if the adviser determines the overall fixed income market to be attractive but the high yield market to be unattractive (due to tight spreads or for any other reason), the adviser may sell portfolio securities and use some or all of the proceeds to purchase investment grade debt securities and/or fixed income derivatives.

The Fund may invest in different types of fixed income, variable and floating rate securities. These may include bonds, notes, mortgage-backed securities, corporate debt, restricted securities, municipal securities, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), structured products, derivatives, foreign corporate and government securities, and high yield bonds (commonly known as “junk bonds”). Junk bonds generally are those rated lower than Baa by Moody’s Investor Services, Inc.® (“Moody’s”) or lower than BBB by Standard & Poor’s® (“S&P”) or, if unrated, determined to be of comparable quality by the adviser. Cash equivalents in which the Fund may invest typically consist of short-term fixed income investments (such as commercial paper, money market instruments (including money market mutual funds) and repurchase agreements). The Fund may invest up to 5% of its net assets in the lowest rated high yield securities, which typically are in default. Structured products include, among others, collateralized debt obligations, collateralized loan obligations and investment trusts that hold bonds or swaps selected by the trust’s sponsor. The Fund may engage in repurchase agreements and securities lending with broker-dealers and other financial institutions to earn income. The Fund also may invest in preferred securities, including auction rate preferred stock issued by other investment companies (including closed-end funds). Debt securities in which the Fund may invest could have a fixed, floating or variable rate of interest. The Fund may invest in debt securities of any quality and maturity. The average maturity of the securities in the Fund’s portfolio will vary based on the adviser’s assessment of market conditions. The Fund may invest in securities denominated in foreign currencies and may invest in U.S. dollar-denominated securities of foreign issuers.

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, money market funds, exchange-traded funds and closed end funds) that invest primarily in fixed income securities. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities.

The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk, or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities.

The derivative securities that the Fund may purchase or sell include various credit default swaps, interest rate swaps, exchange-traded options, over-the-counter contracts (such as forward contracts), futures contracts, options (including options on futures contracts), other securities or contracts whose values depend on the value of one or more other assets (such as securities, commodities, or various indices), and financial instruments such as baskets of securities based on various bond indices. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. Derivative investments may generate a return that is more positive or more negative than what would be generated if the Fund maintained its assets in cash or cash equivalents to meet  redemption requests. There is no limit on the amount of the Fund’s assets that may be invested in derivative securities. The low margin or premiums normally required in derivative transactions may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.

The Fund is not a diversified fund, which means that its investment results may be dependent upon the results of fewer investments than other mutual funds that are diversified. As a result of its overall strategy, the adviser may engage in active trading of the Fund’s securities which may cause the Fund to experience a high portfolio turnover rate.

Principal Risks

All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•	Fixed Income Securities Risks.
➢	Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates.
➢	Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
➢	Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due, and the issuer may not be able to make dividend payments when due.
➢

High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), as well as derivatives of such securities, and therefore is likely to be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

➢

Prepayment and Extension Risk. As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

•

Investment Company Securities Risk. When the Fund invests in other investment companies (including ETFs, mutual funds, money market funds, or closed-end funds) you will indirectly bear any fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Therefore, the Fund could incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).

➢

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that may not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

➢

Closed-End Fund Risk. There generally is less public information available about closed end funds than mutual funds. In addition, the market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund’s net asset value. This means that a closed end fund’s shares may trade at a discount to its net asset value.

•

Government Securities Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund (or an underlying fund) invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall.

•

Turnover Risk. The Fund’s investment strategy involves active trading and thus typically results in a high portfolio turnover rate. A high portfolio turnover results in correspondingly greater brokerage commission expenses and in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

•

Derivatives Risks. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying securities, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments. The low margin or premiums normally required in derivative transactions may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.

•

Swap Risks. The Fund may enter into derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to, or to mitigate specific forms of, interest rate or credit risk, respectively. Swaps expose the Fund to counterparty risk. The counterparties with which the Fund trades may not be subject to credit evaluation and regulatory oversight. The Fund assumes credit risk with regard to the counterparties, and also bears the risk of settlement default. The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

•

Liquidity Risk. Some securities the Fund invests in may be difficult to purchase or sell. The Fund’s investments in such illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Securities particularly sensitive to illiquidity include high yield debt obligations, derivatives, and foreign securities.

•	Management Risk. There is a risk that a management strategy employed by the adviser may fail to produce the intended results.
•

Non-Diversification Risk. The Fund is not a “diversified” fund as the term is defined in the 1940 Act, which means that the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds. The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund. To the extent the Fund invests a significant percentage of its assets with a single counterparty, through swaps or certain repurchase agreements, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

Performance

The bar chart below shows how the Fund’s investment returns have varied from year to year, since the Fund’s inception as represented by the performance of Institutional Class shares. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. The Fund’s past performance is no guarantee of how it will perform in the future.

Institutional Class

Annual Total Return (for years ended December 31st)

[to be inserted]

Highest/Lowest quarterly results during this time period were:

Best Quarter:	___ Quarter, 20__, ___%
Worst Quarter:	___ Quarter, 20__, ___%

Average Annual Total Returns (for the periods ended December 31, 2009)

	One Year	Since Inception[1]
The Fund – Institutional Class
Return before Taxes	___%	___%
Return After Taxes on Distributions	___%	___%

Return After Taxes on Distributions and Sale of Fund Shares[2]	___%	___%
Merrill Lynch High Yield Master II Index	___%	___%

The Fund – Investor Class
Return before Taxes	___%	___%
Merrill Lynch High Yield Master II Index	___%	___%
[1]Institutional Class shares commenced operations on October 11, 2006. Investor Class shares commenced operations on February 2, 2009.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 322-0575.

Portfolio Management

Investment Adviser – Iron Financial LLC

          Portfolio Managers – The following portfolio managers have been jointly responsible for the day-to-day management of the Fund since its inception.

•	Aaron Izenstark; Co-Founder and Chief Investment Officer of the adviser
•	Daniel Sternberg, Portfolio Manager

Buying and Selling Fund Shares

Minimum Initial Investment: $10,000 Minimum Additional Investment: $1,000	To Place Orders By Mail: Iron Strategic Income Fund c/o: Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, IN 46206
By Phone: (877) 322-0575

You may also sell or redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.   These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S

PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Fund

The Fund seeks to attain its investment objective by strategically adjusting the portfolio’s exposure to the high yield market. As part of its allocation process, the adviser conducts an ongoing proprietary analysis of the overall market and individual securities. Factors considered include credit spreads, cash flows, volume, price, default and recovery rates, yields, and yield curves. When reviewing this data the adviser considers the absolute levels of the current data, where the data stands relative to its historical levels, and any relevant trends or movement in the data. This analysis leads to a decision as to what amount of exposure to high yield securities is optimal.  This approach should allow the Fund to earn interest income on the securities held in its portfolio while it seeks to generate capital appreciation through strategic adjustments of the Fund's assets.

If the adviser concludes that the risk/reward relationship is unfavorable in the fixed income markets generally, or the high yield fixed income market in particular, the adviser will take measures to limit the Fund’s exposure to these markets.  In order to do so the Fund may use many strategies, including but not limited to: (1) selling portfolio securities and increasing its cash position or (2) hedging its exposure to the fixed income or high yield markets through the use of derivatives. In addition, if the adviser determines the overall fixed income market to be attractive but the high yield market to be unattractive (due to tight spreads or for any other reason), the adviser may sell portfolio securities and use some or all of the proceeds to purchase investment grade debt securities and/or fixed income derivatives.

The Fund may invest in different types of fixed income, variable and floating rate securities. These may include bonds, notes, mortgage-backed securities, corporate debt, restricted securities, municipal securities, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), structured products, derivatives, foreign corporate and government securities, and high yield bonds (commonly known as “junk bonds”). Junk bonds generally are those rated lower than Baa by Moody’s Investor Services, Inc.® (“Moody’s”) or lower than BBB by Standard & Poor’s® (“S&P”) or, if unrated, determined to be of comparable quality by the adviser. Cash equivalents in which the Fund may invest typically consist of short-term fixed income investments (such as commercial paper, money market instruments (including money market mutual funds) and repurchase agreements). The Fund may invest up to 5% of its net assets in the lowest rated high yield securities, which typically are in default. Structured products include, among others, collateralized debt obligations, collateralized loan obligations and investment trusts that hold bonds or swaps selected by the trust’s sponsor. The Fund may engage in repurchase agreements and securities lending with broker-dealers and other financial institutions to earn income. The Fund also may invest in preferred securities, including auction rate preferred stock issued by other investment companies (including closed-end funds). Debt securities in which the Fund may invest could have a fixed, floating or variable rate of interest. The Fund may invest in debt securities of any quality and maturity. The average maturity of the securities in the Fund’s portfolio will vary based on the adviser’s assessment of market conditions. The Fund may invest in securities denominated in foreign currencies and may invest in U.S. dollar-denominated securities of foreign issuers.

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, exchange-traded funds and closed end funds) that invest primarily in fixed income securities. The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including ETFs. However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF prior to investing beyond the 1940 Act’s limits. This means that the Fund may invest a substantial portion of its assets in a single underlying fund, or the Fund may own a substantial portion of the outstanding shares of an underlying fund. The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. The Fund’s only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. At certain times, an underlying fund may limit the Fund’s ability to sell its shares of the underlying fund. In these cases, such investments will be considered illiquid.

The Fund is not a diversified fund, which means that its investment results may be dependent upon the results of fewer investments than other mutual funds that are diversified, the effects of which are described below under “Non-Diversification Risk.”

The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk, or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities.

The derivative securities that the Fund may purchase or sell include various credit default swaps, interest rate swaps, exchange-traded options, over-the-counter contracts (such as forward contracts), futures contracts, options (including options on futures contracts), other securities or contracts whose values depend on the value of one or more other assets (such as securities, commodities, or various indices), and financial instruments such as baskets of securities based on various bond indices. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. Derivative investments may generate a return that is more positive or more negative than what would be generated if the Fund maintained its assets in cash or cash equivalents to meet redemption requests. There is no limit on the amount of the Fund’s assets that may be invested in derivative securities. The low margin or premiums normally required in derivative transactions may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.

The Fund may engage in short sales. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund must replace the borrowed security by purchasing it at the market price at the time the Fund chooses to close the short sale, or at the time it is required to do so by the lender, whichever is earlier. The Fund may make a profit or experience a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. When the adviser makes a short sale for hedging purposes, the profit or loss associated with the short position is intended to offset any profit or loss associated with a corresponding long position (or long positions) in another security (or other securities). To the extent the profit or loss associated with the short position does not correlate precisely with the profit or loss associated with the corresponding long positions, the Fund will realize a net profit or loss. The Fund may engage in short sales of options on futures contracts, which are substantially equivalent to writing (selling) the put or call options, and the options are not borrowed as described above.

The Fund may invest up to 15% of its net assets in illiquid securities. Certain derivative securities in which the Fund may invest may be deemed to be illiquid. If, through a change in net asset value or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the adviser would seek to take steps to protect the liquidity of the Fund’s portfolio. The sale of illiquid securities may require more time and result in higher transaction costs and other selling expenses than the sale of liquid securities. Rule 144A securities will not be considered illiquid as long as the adviser determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. The Fund’s investment in 144A securities could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

The adviser may sell a security if it identifies another investment it believes will outperform a current position. The adviser may also sell a security to manage risk, the effective maturity, the duration of the Fund’s portfolio and/or if it believes that investing in the security’s sector is no longer advantageous to the Fund’s overall strategy. As a result of its overall strategy, the adviser may engage in active trading of the Fund’s securities which will cause the Fund to experience a high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”

Principal Risks of Investing in the Fund

All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•	Fixed Income Securities Risks.
➢

Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Debt securities with longer maturities are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund’s net asset value.

➢	Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
➢

Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due, and the issuer may not be able to make dividend payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

➢

High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), as well as derivatives of such securities, and therefore is likely to be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

➢

Prepayment and Extension Risk. As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in mortgage-backed securities.

•

Investment Company Securities Risk. When the Fund invests in other investment companies (including ETFs, mutual funds, money market funds, or closed-end funds) your cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in fixed income securities. You will indirectly bear any fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Therefore, the Fund could incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. At times, underlying funds in which the Fund invests may limit the Fund’s ability to redeem out of the investment and, as a result, such investments may be deemed illiquid.

➢

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that may not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

➢

Closed-End Fund Risk. There generally is less public information available about closed end funds than mutual funds. In addition, the market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund’s net asset value. This means that a closed end fund’s shares may trade at a discount to its net asset value.

•

Government Securities Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund (or an underlying fund) invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall. The U.S. government guarantees payment of principal and timely payment of interest on certain U.S. government securities. This does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•

Turnover Risk. The Fund’s investment strategy involves active trading and thus typically results in a high portfolio turnover rate. A high portfolio turnover results in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

•

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities withprepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Mortgage-backed securities ("MBS") may also possess credit risk. Because the assets providing cash flows to a mortgage-backed security are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of mortgage-backed securities depends, in part, on the likelihood of the borrower paying the promised cash flows of principal and interest on time. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower's lessened ability to repay in light of changed circumstances such as a job loss; (ii) the borrower's ability to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

Asset-backed securities, such as collateralized debt or loan obligations, typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. In addition, these securities also may be subject to prepayments which may shorten the securities’ weighted average life and may lower their return.

•

Derivatives Risks. The Fund may use derivative instruments for any purpose consistent with its investment objective including hedging, managing risk, obtaining market exposure or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying securities, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments. The low margin or premiums normally required in derivative transactions may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.

➢

Put and Call Options Risks. The Fund may use options as part of its investment program. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. In such event, the securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. To the extent the premium received does not cover the difference in the market price and the exercise price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. In such case, the seller will be obligated to purchase the securities at a much higher price from the option holder than the prevailing market price of the securities. The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

➢

Futures Contracts and Options on Futures Contracts Risks. The Fund may trade in futures contracts (and related options) on securities indices, U.S. Government securities, currencies, and other financial instruments or commodities, a practice which may involve substantial risks. There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from promptly liquidating unfavorable positions and cause it to be subject to substantial losses. In addition, the Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low.

It is also possible that an exchange or the Commodity Futures Trading Commission (the “CFTC”) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and related options are highly specialized activities that may entail greater than ordinary investment or trading risks.

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Swap Risks. The Fund may enter into derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to, or to mitigate specific forms of, interest rate or credit risk, respectively. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

➢

Hedging Risks. Hedging strategies can reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment. When the adviser uses options and futures contracts for hedging purposes, the profit or loss associated with the options or futures contracts is intended to offset any profit or loss associated with corresponding long positions in other securities, and thus hedging strategies will reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the long positions. Also, to the extent the profit or loss from the derivative and from the corresponding long position do not correlate, there is the risk that the Fund will realize a net loss.

➢

Counterparty Risk. Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in derivative, over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty, subject to any limitations imposed by the 1940 Act. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

•

Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return.

•

Foreign Securities Risk. When the Fund invests in foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic issuer, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

•

Liquidity Risk. Some securities the Fund invests in may be difficult to purchase or sell. The Fund’s investments in such illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Securities particularly sensitive to illiquidity include high yield debt obligations, derivatives, and foreign securities.

•	Management Risk. There is a risk that a management strategy employed by the adviser may fail to produce the intended results.

•

Market Risk. Because the Fund invests in preferred securities, overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Repurchase Agreement Risks. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If the value of the collateral becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by the adviser to present minimum credit risks.

•

Securities Lending Risks. When the Fund engages in securities lending, it will be subject to the risk that it may experience a delay in receiving additional collateral to secure a loan or a delay in recovering the loaned securities if the borrower defaults.

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Municipal Securities Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. In addition, in order to be tax-exempt, municipal securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received by the Fund on the municipal securities to be taxable.  Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall and, thereby, adversely affect the Fund’s investment.

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Non-Diversification Risk. The Fund is not a “diversified” fund as the term is defined in the 1940 Act, which means that the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds. The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund. To the extent the Fund invests a significant percentage of its assets with a single counterparty, through swaps or certain repurchase agreements, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

Is the Fund Right for You?

The Fund may be a suitable investment for:

•	investors seeking to diversify their holdings with bonds and other income-producing securities
•	investors seeking higher potential returns than a money market fund.
•	investors willing to accept price fluctuations in their investments.

General

From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds, short-term bonds, commercial paper, and/or repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Adviser

Iron Financial LLC, 630 Dundee Rd., Suite 200, Northbrook, IL 60062, serves as investment adviser to the Fund. The adviser’s clients consist primarily of individuals, corporations, pension plans, trusts and charitable organizations. As of December 31, 2009, the adviser and its affiliates had approximately $___ million under management. For over 15 years, the adviser has specialized in managing fixed income portfolios.

For its advisory services to the Fund, the adviser received a fee of 1.00% of the Fund’s average daily net assets during the fiscal year ended September 30, 2009.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the adviser may pay a fee to financial intermediaries for such services.

To the extent that the adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

A discussion of the factors that the Board of Trustees considered in approving the Fund’s advisory agreement is contained in the annual report for the fiscal year ended September 30, 2009.

Portfolio Managers

Aaron Izenstark and Daniel Sternberg are jointly and primarily responsible for the management of the Fund. Mr. Izenstark is the lead Portfolio Manager and maintains ultimate authority with respect to investment decisions and management of the Fund. Mr. Sternberg handles the day-to-day operations, trading and research for the Fund.

          Aaron Izenstark has served as a Portfolio Manager of the Fund since its inception in October 2006. He has served as Chief Investment Officer of the adviser since he co-founded the firm in 1994. Mr. Izenstark graduated from Indiana University with a B.S. in Business Management and Organizations in 1986.

          Daniel Sternberg has served as co-Portfolio Manager of the Fund since its inception in October 2006. Mr. Sternberg joined the adviser in 2002. Prior to joining the adviser, Mr. Sternberg obtained a B.S. in Finance from Ithaca College in 2002.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers, including the compensation structure, a description of other accounts managed, and ownership of shares of the Fund.

ACCOUNT INFORMATION

How to Buy Shares

Shares of the Fund are available exclusively to U.S. citizens. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identify. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Classes of Shares

The Fund currently offers two share classes: Investor Class and Institutional Class. Both share classes require a minimum initial investment of $10,000 and minimum subsequent investments of $1,000.

          Investor Class (IRNIX). Investor Class shares charge a 0.25% 12b-1 fee and a 0.10% Administrative Services fee, and are offered to individual investors through mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans, banks, or trust companies that have entered into a selling agreement with the Fund’s distributor. It is anticipated that Investor Class shares will be available on platforms with no transaction fees.

          Institutional Class (IFUNX). Institutional Class shares do not pay any 12b-1 fees or Administrative Services fees. Institutional Class shares can be purchased directly through the distributor or other financial institutions, which may charge transaction fees with respect to your purchase.

You may be eligible to purchase both classes of shares. If so, you should compare the fees and expenses applicable to each class and decide which is better for you. The Investor Class shares will have ongoing 12b-1 fees and Administrative Services fees, whereas the Institutional Class shares do not, but may be subject to transaction fees payable to the financial institution you use to make your purchase. Depending on the size and frequency of your transactions, as well as the length of time you intend to hold the shares, you may pay more with one class than you would with the other.

The Fund reserves the right to change the above eligibility criteria for either share Class. The adviser may waive the minimums for either class of shares at its discretion, including for existing clients of the adviser. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and
•	a check (subject to the minimum amounts) made payable to the Fund; and
•	an indication of whether Investor Class or Institutional Class shares are to be purchased.

Mail the application and check to:

U.S. Mail:	Overnight:
Iron Strategic Income Fund	Iron Strategic Income Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46208

By Wire – You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 322-0575 to obtain information on how to set up your account and obtain an account number.

You must provide a signed application to Unified Fund Services, Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price will be the net asset value next determined after the wire is received by the Fund. Any delays, which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to the minimum amount) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

•	your name
•	the name(s) on your account(s),
•	your account number(s),
•	the name of the Fund
•	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Distribution Plan

The Fund has adopted a distribution plan for its Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Under the Fund’s plan, the Fund pays a fee of 0.25% of the average daily net assets of Investor Class shares to the Fund’s adviser or any broker-dealer, investment adviser, bank or other financial institution to help defray the cost of distributing Investor Class shares or servicing Investor Class shareholders, including sales and marketing expenses. Because these fees are an ongoing expense, over time they reduce the net investment results of Investor Class shares and may cost you more than paying other types of sales charges.

Administration Plan

The Fund has adopted an Administration Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Fund’s distributor to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administration Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Investor Class shares.

For purposes of the Administration Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administration fees increase the cost of your investment in the Fund’s Investor Class shares because these fees are paid out of the Fund’s assets on an on-going basis.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank) credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept purchase and sell orders on its behalf. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Redeem Shares

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:
Iron Strategic Income Fund	Iron Strategic Income Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46208

“Proper order” means your request for a redemption must include:

•	the Fund name,

•	account number,
•	account name(s) and address, and
•	the dollar amount or number of shares you wish to redeem.

Requests to sell shares that are received in proper order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or to prevent other unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 322-0575 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (877) 322-0575. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent anticipates difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing  The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of the Fund’s shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all shareholders of the Fund. The Board of Trustees also has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Fund. A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 30 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 30 calendar-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the adviser, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of the Fund’s shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not disclosed to the Fund. Consequently, the Fund may not have knowledge of the identity of investors and their transactions. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that the Fund does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of its shares.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 322-0575. Redemption requests specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the seventh day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to market risk like any other investment in the Fund. Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is, due to redemptions, less than $10,000 for the Institutional Class or $500 for the Investor Class, or such other minimum amount as the Fund may determine from time to time. Alternatively, the Fund may require an Institutional Class shareholder to convert its Institutional Class shares into Investor Class shares in the event the net asset value of such shareholder’s account falls below $10,000 due to redemptions (excluding the effect of reductions in value due to market fluctuations). You may increase the value of your shares in the appropriate class to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, pursuant to the Agreement and Declaration of Trust, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

Determination of Net Asset Value

The price you pay for your shares is based on the Fund’s net asset value per share (NAV) for the applicable class. The NAV of each Class is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). For each class, the NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the applicable NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price reported by the exchange on which such securities are traded. If market quotations are not readily available or do not reflect a fair value, or if an event occurs after the close of the trading market but before the calculation of the Fund’s NAV that materially affects the value, the asset will be valued by the Fund’s adviser at a fair value as determined in good faith by the adviser according to procedures approved by the Board of Trustees. When pricing securities using the fair valuation guidelines established by the Board of Trustees, the Fund’s Adviser seeks to assign a value that represents the amount that the Fund might reasonably expect to receive for the security upon its current sale. Fair valuation also is permitted if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations. For example, with respect to swaps, newly issued bonds, or restricted securities for which market quotations are not readily available, the adviser may determine the “fair value” by obtaining prices from two independent broker-dealer firms and averaging the two prices, which average price is deemed the price of that security (or the price provided by one firm, if only one firm is available to provide a price for a security). If prices from broker-dealer firms or other secondary market sources are not available, the adviser may value such securities at a fair value determined by its portfolio managers and analysts, based on their analysis of certain factors, subject to guidelines approved by the Board of Trustees. Such fair valuation would also be required if a mutual fund in which the Fund invests fails to calculate its NAV as of the time of the Fund’s NAV calculation. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders or that the Fund will realize fair valuation upon the sale of a security. Investments in derivatives, junk bonds or other thinly traded securities are more likely to trigger fair valuation than investments in other securities. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund’s Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. The Fund’s Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available.

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of dividend income and interest and net realized capital gains.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below (including in the table).

The Fund will typically distribute net realized capital gains to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset capital sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital. Generally, the Fund expects that, as a result of its investment objectives and strategies, its investment income will include income from swap agreements and net short-term gains from certain option transactions. Premium income from option transactions is distributed as short-term capital gains subject to ordinary income tax rates.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders, as described in the chart below.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
*For gains realized between May 6, 2003 and December 31, 2010.

Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

ADDITIONAL INFORMATION ABOUT RISKS RELATED TO INVESTMENT STRATEGIES

The investment objective of the Fund may be changed without shareholder approval.

Junk Bonds. The Fund may invest in junk bonds, including mutual funds that invest in junk bonds. The term “junk bond” refers to high yield-high risk securities that are rated below investment grade by recognized rating agencies or are unrated securities of comparable quality. Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn, issuers of lower grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to make payments on its debt obligations also may be adversely affected by specific issuer developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for lower grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer.

Other than with respect to distressed securities, discussed below, the lower grade securities in which the Fund or an underlying fund invests typically do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund or an underlying fund purchases a particular security, in which case the underlying fund and the Fund may experience losses and incur costs. Lower grade securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund or an underlying fund that holds it. If a call were exercised by the issuer during a period of declining interest rates, a Fund or underlying fund is likely to have to replace the called security with a lower yielding security, thus decreasing the net investment income.

Lower grade securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of lower grade securities than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities are likely to adversely affect the Fund’s net asset value which, in turn, may adversely affect the value of your investment.

Like higher-rated fixed income securities, lower grade securities generally are purchased and sold through dealers that make a market in such securities for their own accounts. However, there are fewer dealers in the lower grade securities market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for lower grade securities by various dealers. As a result, during periods of high demand in the lower grade securities market, it may be difficult for the Fund or an underlying fund to acquire lower grade securities appropriate for investment. Adverse economic conditions and investor perceptions thereof (whether or not based on economic reality) may impair liquidity in the lower grade securities market and may cause a reduction in the prices received by the Fund or an underlying fund. In addition, the Fund or an underlying fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet its liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuers. Under such conditions, judgment may play a greater role in valuing certain of the Fund’s or an underlying fund’s portfolio instruments than in the case of instruments trading in a more liquid market. Moreover, the Fund or an underlying fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

Rule 144A Securities. The Fund may invest in Rule 144A securities that the adviser determines to be liquid based on guidelines adopted by the Board of Trustees. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements for resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Fund’s illiquid securities policy, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the adviser in accordance with the requirements established by the Trust. Certain Rule 144A securities may be structured as investment trusts.

Illiquid Securities. The Fund may invest up to 15% of its net assets in securities that are not “readily marketable,” such as junk bonds and certain derivatives, that may constitute illiquid securities. A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. In determining the liquidity of such securities, the adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace where it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Investments in illiquid securities involve the risk that the Fund may be unable to sell an illiquid security or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms and at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

If a security is determined to be illiquid, the security may be valued at a fair value (an amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the adviser, based on good faith pricing guidelines established by the Board of Trustees. Fair value pricing also is permitted under these guidelines if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations.

Collateralized Debt and Loan Obligations (CDOs and CLOs).      The Fund may invest in CDOs and CLOs. CDOs are securitized interests in pools of loan or debt instruments, generally non-mortgage debt. CDOs are issued with a variety of classes or series (“tranches”), which have different maturities and seniority. Tranches are paid based either on the cash flows or the market value of the underlying instruments. Should those cash flows or market value prove inadequate, tranches are paid according to seniority.

A CLO is a type of collateralized debt obligation that is backed exclusively by loans. A CLO is typically structured as a trust, and is collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

Investments in CDOs and CLOs are subject to the same risks as direct investments in the underlying loan and debt securities, including credit risk. Further, in the event of a bankruptcy or other default of an entity who issued the CDO or CLO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, and credit default swaps. The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible, or to hedge or manage risk.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in, value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities or commodities representing a particular index.

In a credit default swap agreement, the “buyer” is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the referenced obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the referenced obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract (which typically is between six months and ten years), provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps held in a Fund’s portfolio may experience price fluctuations.

Whether the Fund’s use of swap agreements will be successful will depend on the ability of the adviser to predict correctly whether certain types of investments are likely to produce greater returns than other investments. To the extent the Fund’s exposure to the counterparty is not fully collateralized, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that present minimal credit risks as determined by the adviser.

Repurchase Agreements.       A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security or other asset (which may be of any maturity) and the seller agrees to repurchase the security or other asset at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with their custodian, other banks with assets of $1 billion or more, and registered securities dealers or their affiliates determined by the adviser to be creditworthy.

Securities Lending.    The Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized institutional borrowers of securities that the adviser deems creditworthy. Generally, borrowers of the Fund’s securities must deliver to the Fund collateral equal in value to at least 102% of the loaned securities, which will be retained by the Fund during the loan, marked to market daily. During the loan period, the borrower pays the Fund interest on such securities, and the Fund may invest the cash collateral and earn additional income. Loans are usually subject to termination, at any time, at the option of the Fund or the borrower. Lending portfolio securities involves the risk of delay in recovery of loaned securities and, in some cases, the loss of rights in the collateral if the borrower fails.

Closed-End Funds.    The Fund may invest substantially in other investment companies, including closed-end funds and preferred stock issued by closed end funds. Shares of common stock of closed-end funds frequently trade at a discount from net asset value. Moreover, a closed-end fund’s articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting the fund’s possible conversion to open-end status and limiting the ability of other persons to acquire control of the fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Fund) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that the closed-end fund’s net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end funds whose shares were purchased by the Fund at a premium.

Should any of the closed-end funds convert to open-end status, the Fund will retain common shares unless a determination is made by the adviser that the retention of such shares would be detrimental to the Fund. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss to the Fund because shares of open-end funds trade at net asset value. In addition, to the extent that the converted closed-end fund creates additional common shares when interest rates have declined and invests in lower yielding securities, the Fund may experience a reduction of the average yield of its retained shares in that fund caused by the acquisition of lower coupon investments. Shares of many closed-end funds are thinly traded, and therefore may be more volatile and subject to greater price fluctuations than shares with greater liquidity. Another risk generally associated with common shares of closed-end funds is that many closed-end funds leverage their assets in an attempt to enhance their yield at the expense of increased volatility.

Convertible Bonds.    A convertible bond is a bond that is exchangeable at the option of the holder for a fixed number of common shares at a set price or formula. There are various advantages to buying convertible securities. First, there is the potential for capital appreciation if the value of the underlying common stock increases. Second, the yield received from the dividend or interest payments is relatively high as compared to common stock dividends. Third, the price volatility is relatively lower as compared to common stock. The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible security’s value when the market price of the underlying common stock increases above the conversion price. However, the value of the convertible bond will usually decrease if the value of the underlying common stock decreases, and convertible bonds often have lower interest rates than non-convertible bonds. In addition, the price of convertible bonds can be more volatile than non-convertible bonds.

Foreign Securities.     Foreign securities include securities issued by foreign governments or foreign private issuers. A foreign private issuer is a company: (1) more than 50% of whose outstanding voting securities are held of record either directly or indirectly by residents of foreign countries; (2) more than 50% of whose assets are located outside the United States, or (3) whose business is administered principally outside of the United States. Foreign securities also include ETFs whose underlying investments include foreign securities. When the Fund invests in foreign securities, it will be subject to additional risks not typically associated with investing in securities of domestic issuers. These risks include, among others, (i) lack of publicly available information about the foreign issuer, (ii) lack of uniformity in accounting, auditing and financial standards and/or requirements comparable to those applicable to U.S. companies, (iii) country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), (iv) different trading practices, (v) limited trading markets, (vi) greater volatility, and (vii) currency risk – which may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

Mortgage-Related and Other Asset-Backed Securities.       The Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If rates of prepayment on underlying mortgages are slower than expected, this will increase the effective maturity of a mortgage-related security and the volatility of the security can be expected to increase. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Asset-backed securities typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the Fund with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. In addition, these securities also may be subject to prepayments which may shorten the securities’ weighted average life and may lower their return.

Preferred Securities. The Fund may invest in preferred securities. Like common stock, preferred stock represents partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Preferred securities provide a specific dividend that is paid before any dividends are paid to common stock holders, and that takes precedence over common stock in the event of a liquidation. In some cases, preferred stock may not pay a specific dividend.

Short Sales.    The Fund (or the mutual funds in which the Fund invests) may engage in short selling activities, which are significantly different from the investment activities commonly associated with conservative funds. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund must replace the borrowed security by purchasing it at the market price at the time the Fund chooses to close the short sale, or at the time it is required to do so by the lender, whichever is earlier. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. When the adviser makes a short sale for hedging purposes, the profit or loss associated with the short position is intended to offset any profit or loss associated with a corresponding long position (or long positions) in another security (or other securities). To the extent the profit or loss associated with the short position does not correlate precisely with the profit or loss associated with the corresponding long positions, the Fund will realize a net profit or loss.

In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the financial performance of the Fund. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by ____________, independent registered accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders, available upon request without charge.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through the transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Trust or the Fund. Such steps shall include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Fund’s policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest fiscal year end.

Call Shareholder Services at (877) 322-0575 to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund, and to make shareholder inquiries. You may also obtain copies of the Prospectus, SAI and Annual and Semi-Annual Reports, and find more information about the fund, free of charge, on the Internet at: www.ironfunds.com.

INVESTMENT ADVISER	DISTRIBUTOR
Iron Financial LLC	Unified Financial Securities, Inc.
630 Dundee Rd.	2960 N. Meridian St.
Suite 200	Suite 200
Northbrook, IL 60062	Indianapolis, IN 46208

www.ironfinancial.com                                                       www.ironfunds.com

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at (202) 551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-21237

IRON STRATEGIC INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION

Investor Class (IRNIX)

Institutional Class (IFUNX)

_______, 2010

          This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated _______, 2010. This SAI incorporates by reference the annual report to shareholders of the Fund for the fiscal year ended September 30, 2009 (the “Annual Report”). A free copy of the Prospectus or Annual Report can be obtained by writing the Fund’s transfer agent at 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208 or by calling Shareholder Services at (877) 322-0575.

TABLE OF CONTENTS	PAGE

DESCRIPTION OF THE TRUST AND THE FUND	3
ADDITIONAL INFORMATION ABOUT FUND	3
INVESTMENTS AND RISK CONSIDERATIONS	3
INVESTMENT LIMITATIONS	21
THE INVESTMENT ADVISER	23
ABOUT THE PORTFOLIO MANAGERS	24
TRUSTEES AND OFFICERS	27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	30
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	31
PORTFOLIO TURNOVER	31
PORTFOLIO TRANSACTIONS AND BROKERAGE	32
DISCLOSURE OF PORTFOLIO HOLDINGS	33
DETERMINATION OF NET ASSET VALUE	34
REDEMPTION IN-KIND	35
STATUS AND TAXATION OF THE FUND	36
CUSTODIAN	38
FUND SERVICES	38
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	39
DISTRIBUTOR	39
DISTRIBUTION PLAN	39
ADMINISTRATION PLAN	40
PROXY VOTING POLICIES	41
FINANCIAL STATEMENTS	42

DESCRIPTION OF THE TRUST AND THE FUND

          The Iron Strategic Income Fund (the “Fund”) is organized as a series of Unified Series Trust (the “Trust”). The Fund is non-diversified, and commenced investment operations on October 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Iron Financial, LLC (the “Adviser”).

          The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers two classes of shares, and may offer additional classes of shares in the future. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

          Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

          For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

ADDITIONAL INFORMATION ABOUT FUND

INVESTMENTS AND RISK CONSIDERATIONS

          This section contains a more detailed discussion of some of the investments that the Fund may make and some of the techniques it may use.

          A.        Rule 144A Securities. The Fund may invest in Rule 144A securities that the Adviser determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Fund’s illiquid securities policy if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Adviser in accordance with the requirements established by the Trust. In determining the liquidity of such securities, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace where it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          B.        Corporate Debt Securities. Corporate debt securities are bonds or notes issued by domestic and foreign corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor’s Corporation (“S&P”), Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

          Investments in foreign securities may present certain risks, including those resulting from changes in restrictions on foreign currency transactions and rates of exchange, future political and economic developments, reduced availability of public information concerning issuers and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Other risks associated with investments in foreign securities include less liquid markets, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investments in developing countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. The market prices of these securities and the ability of the Fund to hold such securities could be affected by social, economic and political instability.

          C.        Derivative Instruments. The Fund may use derivative instruments for any lawful purpose consistent with its investment objectives, such as for hedging, managing risk, or obtaining market exposure. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities (commonly referred to as “underlying assets”) or indices.

          A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts and swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (“OTC”) options (including options on forward and cap, floor, and collar swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

          An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative usually will receive fees or premiums, but generally is exposed to losses due to adverse changes in the value of the underlying asset or index.

          A forward is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in market value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Hedging. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or anticipated to be held in, its portfolio. Derivatives may also be used to “lock-in” realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk/Market Exposure. The Fund may also use derivative instruments to manage the risks of its portfolio or to obtain market exposure. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying, selling, holding certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities, and to floating-rate debt securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than “traditional” securities (i.e., stocks or bonds) would.

Exchange Traded and OTC Derivatives. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. On the other hand, OTC derivative transactions are not traded on established exchanges and are not guaranteed by the creditworthiness of any exchange. Consequently, OTC derivative transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument. OTC derivative transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks pertaining to the use of particular derivative instruments are described in the sections that follow.

(1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Adviser’s decision to engage in a derivative transaction will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders, and is consistent with the Fund’s objectives, investment limitations, and operating policies. In making such a judgment, the Adviser will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund’s entire portfolio and investment objectives.

(2) Credit Risk. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, (which is the issuer or counterparty to each exchange-traded instrument), provides a guarantee of performance for exchange-traded derivatives. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract. In certain circumstances, the Adviser will obtain collateral or guarantees from credit support providers for the benefit of the Fund from the counterparty to minimize this credit risk.

(3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the instruments and the position hedged. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the associated hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these derivative instruments are traded. The effectiveness of hedges using derivative instruments based on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, terminated early, or replaced quickly at or very close to its market value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements or by the derivative instrument to maintain assets as “cover,” maintain segregated accounts, designate assets on its books and records, post collateral and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets, accounts, or collateral or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends, in part, on the existence of a liquid secondary market for such derivative instruments or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party’s obligations under the derivative instrument. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative instruments.

(6) Systemic or “Interconnection” Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, which creates a large interdependent web of financial obligations. This interdependence raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission (“CFTC”), and various state regulatory authorities. In addition, the Fund’s ability to use derivative instruments may be limited by certain tax considerations.

          The Trust on behalf of the Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodities Exchange Act (“CEA”), and therefore, the Fund will not be subject to registration or regulation as a commodity pool operator under the CEA.

Leveraged Derivative Transactions. The SEC has identified certain trading practices involving derivative instruments that have the potential for leveraging the Fund’s assets in a manner that raises senior security issues as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). In order to avoid creating a senior security and to limit the potential problems for leveraging of the Fund’s assets when the Fund invests in derivatives, the SEC has stated that the Fund may use coverage or designation of the Fund’s liquid assets. To the extent required by SEC guidelines, the Fund will not enter into any such leveraging derivative transactions unless it owns either: (1) an offsetting (“covered”) position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the counterparty to the extent that the position is not “covered.” Assets designated on the Fund’s records cannot be sold while the related derivative position is open unless they are replaced with similar assets and such designated assets may be deemed illiquid. As a result, the designation of a large portion of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

          In some cases, the Fund may be required to maintain or limit exposure of a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to designate liquid assets on its books and records to secure its obligations under such derivative instruments, the Adviser may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets designated on the Fund’s books and records (unless another interpretation is specified by applicable regulatory requirements).

Options. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

          The Fund may hold (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

          The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

          The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

          The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and a counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

          The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

          The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

          The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

Spread Option Transactions. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Fund may purchase spread options from securities dealers. Such spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Futures Contracts and Options on Futures Contracts. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Fund may enter into futures contracts, including, but not limited to, interest rate futures and index futures. The Fund may also purchase and sell (write) covered and uncovered put and call options on futures contracts.

          The purchase of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Fund. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Adviser believes it is more advantageous to the Fund than purchasing the futures contract.

          To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund’s exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

          An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

          No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

          Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

          Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

          If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate liquid assets on its books and records.

          Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

“Swap” Derivative Transactions. The Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with its investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or “collar” amounts.

          The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, such Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement (“net amount”) and not the notional amount differences themselves. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records.

          Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 (“IRC”) may limit the Fund’s ability to use swap agreements. The swaps market is largely unregulated.

Credit Derivatives. Credit derivatives are a form of derivative that are divided into two basic types, credit default swaps and total return swaps, and are usually governed by a standard ISDA Master Agreement terms and conditions. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. The Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e, credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates. Another type of credit derivative is the credit-linked notes and other forms of debt obligations with an embedded credit default swap component. In this type of credit derivative, payments of principal and interest are linked to the performance of one or more reference debt securities or assets. In all of these credit derivative transactions, the same general risks of derivative transactions are present, but they offer greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If the Fund writes a credit default swap, it receives a premium up front but the Fund’s exposure under the credit default swap is a form of leverage and will be subject to the restrictions on leveraged derivatives discussed above.

Additional Derivative Instruments and Strategies. In addition to the derivative instruments and strategies described above and in the prospectus, the Adviser may use additional derivative instruments and employ other hedging or risk management techniques. The Adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations, operating policies, and applicable regulatory authorities.

          Duration. Duration was developed as a more precise alternative to the concept of “maturity” for a debt security or portfolio of debt securities. Traditionally, a debt security’s maturity has been used as a proxy for the sensitivity of the debt security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, maturity measures only the time until a debt security provides its final payment, taking no account of the expected timing of the security’s principal and interest payments prior to maturity. In contrast, duration incorporates a bond’s yield, coupon interest payments, final maturity, and call features into one measure. Duration management is one of the fundamental tools used by the Adviser.

          Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt obligation with interest payments occurring prior to the payment of principal, duration is always less than maturity.

          Futures, options, and options on futures have durations that, in general, are closely related to the duration of the debt securities that underlie them. Holding long futures or call option positions may lengthen the duration of the Fund’s portfolio by approximately the same amount of time that holding an equivalent amount of the underlying debt securities would.

          Short futures or put option positions have durations roughly equal to the negative duration of the debt securities that underlie these positions, and may have the effect of reducing portfolio duration by approximately the same amount of time that selling an equivalent amount of the underlying debt securities would.

          There are some situations where even the standard duration calculation does not completely reflect the interest rate exposure or projected cash flows of a debt security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure and duration correspond to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. Finally, the duration of a debt obligation may vary over time in response to changes in interest rates and other market factors.

  D.        Fixed Income Securities.Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

          E.        Municipal Securities. Municipal securities are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and may be exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.

          Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

          The two principal classifications of municipal securities are “general obligation” and “revenue” bonds. General obligation bonds are backed by the issuer’s full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

          The Adviser considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

          F.        U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. It is possible that the U.S. government would not provide financial support to its agencies if not required to do so by law. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association

(“GNMA”), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal Home Loan Banks are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price could fall.

          G.        Mortgage-Backed Securities and Mortgage Loans. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

          The Fund may enter into repurchase agreements that are collateralized by residential, multifamily or commercial mortgage loans, home equity loans, servicing rights in respect of mortgage loans, and direct or indirect interests in mortgage loans. The collateral may include both fixed-rate mortgages and adjustable rate mortgages (“ARMs”). When interest rates decline, the value of a fixed-rate mortgage can be expected to rise. Conversely, when interest rates rise, the value of a fixed-rate mortgage can be expected to decline. Both fixed-rate mortgage loans and ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, mortgagors may refinance fixed-rate mortgages at lower interest rates. ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant or decline because the availability of fixed-rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. There can be no certainty as to the rate of prepayments on the fixed-rate mortgages or ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions. Finally, all mortgage loans may be affected by changes in the value of the property securing the mortgage.

          H.        Collateralized Mortgage Obligations (“CMOs”). CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

          I.         Zero Coupon and Pay-in-Kind Bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

          The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

          Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. The Fund will not invest more than 5% of its net assets in pay-in-kind bonds.

          J.         Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

                      (1)       Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                      (2)       Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

                      (3)       Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

          K.        Asset-Backed and Receivable-Backed Securities. Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.

     L.        Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security or other asset and the seller agrees to repurchase the security or other asset at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience delays or an inability to liquidate the underlying security, resulting in a potential loss in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers or their affiliates determined by the Adviser to be creditworthy (each a “Counterparty”). The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

          Repurchase agreements may be collateralized with securities or other assets. To the extent that the Fund enters into repurchase agreements collateralized by cash; obligations of the U.S. government or by an agency of the U.S. government (which may be of any maturity); and securities that at the time the repurchase agreement is entered into are rated in the highest rating category by at least one nationally recognized statistical rating organization or, if unrated, determined by the Board of Trustees (or the Adviser if so delegated by the Board) to be of comparable quality (collectively, “Qualifying Collateral”); and otherwise satisfies the requirements of Rule 5b-3 under the 1940 Act, the acquisition of the repurchase agreement will be deemed to be the acquisition of the underlying securities for purposes of Sections 5 and 12(d)(3) of the 1940 Act. To the extent that a repurchase agreement is collateralized by other than Qualifying Collateral (hereinafter, “Non-Qualifying Collateral”), the acquisition of the repurchase agreement will be deemed to be the acquisition of the securities of the Counterparty for purposes of Sections 5 and 12(d)(3) of the 1940 Act. For this reason, with respect to any one broker or its affiliates in the aggregate, the Fund will not invest more than 5% of its total assets in repurchase agreements collateralized by Non-Qualifying Collateral and other securities issued by the same broker-dealer.

          M.       Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

          N.        Floating Rate, Inverse Floating Rate, and Index Obligations. The Fund may invest without limitation in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These floating rate, inverse floating rate and index obligations are considered to be instruments which are commonly known as derivatives. They may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. The Fund may invest in instruments whose value is computed based on a multiple of the change in price or value of an asset (or of an index of or relating to assets), provided the relevant asset or assets are eligible for investment by the Fund. To the extent the Fund invests in instruments whose value is computed based on such a multiple, a leverage factor is involved, which can result in high volatility and significant losses. See, “Derivatives” above.

          Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

          Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula.

          O.        Securities Lending.The Fund may lend its portfolio securities; however, the aggregate of portfolio securities loaned will not exceed 25% of the value of the Fund’s net assets, measured at the time any such loan is made. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate the financial institution to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser, or other affiliated person. The terms of the Fund’s loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days’ notice or in time to vote on any important matter.

P.        Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

          Q.        Investment Company Securities. The Fund may invest substantially in the securities of other investment, including other mutual funds, money market funds, and exchange-traded funds (“ETFs) and closed-end funds. When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. For example, shareholders may incur expenses associated with capital gains distributions by the Fund as well as the underlying funds in which the Fund invests. Shareholders may also incur increased transaction costs as a result of the Fund’s portfolio turnover rate and/or because of the high portfolio turnover rates in the underlying funds. The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting underlying funds for investment, the Fund will not be precluded from investing in an underlying fund with a higher than average expense ratio.

          The 1940 Act generally restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including ETFs.  However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF prior to investing beyond the 1940 Act’s limits.   As a result, the Fund may invest a substantial portion of its assets in a single underlying fund, or the Fund may own a substantial portion of the outstanding shares of an underlying fund. At certain times, an underlying fund may limit the Fund’s ability to sell its shares of the underlying fund. In these cases, such investments will be considered illiquid.

          The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds, other than by a proportional vote on matters submitted to shareholders of the fund. The Fund’s only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund.

INVESTMENT LIMITATIONS

          A.        Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

          1.         Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

          2.         Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

          3.         Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

          4.        Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

          5.        Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities, or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

          6.        Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

          7.        Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

          With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

          Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

          B.        Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations” above).

          1.         Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

          2.         Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

          3.         Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

          4.         Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Fund’s Prospectus or in this Statement of Additional Information.

          5.         Illiquid Investments. The Fund will not invest more than 15% of its net assets in illiquid securities, as described in the Prospectus.

6.	Short Sales. The Fund may invest up to 100% of its net assets in short sales.

          7.         Investment Companies. The Fund, together with all affiliated persons of the Fund, will not purchase more than 3% of the outstanding shares of any investment company. This limitation is not applicable in cases where the Fund may invest in various exchange-traded funds (“ETFs”) that have received exemptive orders from the Securities and Exchange Commission, and that have entered into an agreement with the Fund allowing investments beyond the limitations of the 1940 Act.

INVESTMENT ADVISER

         The Adviser, Iron Financial LLC, was founded in 1994 and is located at 630 Dundee Rd., Suite 200, Northbrook, IL 60062. The Adviser’s parent company is Iron Holdings LLC whose controlling members are Aaron Izenstark and Howard Nixon. By reason of their ownership shares of Iron Holdings LLC, Aaron Izenstark and Howard Nixon each may be deemed to control the Adviser.

          Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services to the Fund, the Adviser is entitled to an annual fee computed and accrued daily and paid monthly equal to 1.00% of the average daily net assets of the Fund. A discussion of the factors that the Board of Trustees considered in determining to approve or renew the Fund’s Management Agreement will be included in the Fund’s report to shareholders for the period during which each approval or renewal occurred.

          The following table provides information regarding management fees paid by the Fund during the periods indicated.

Fiscal Year Ended September 30, ____	Management Fees Earned by the Adviser	Management Fees Paid to the Adviser
2009	$______	$_______
2008	$1,423,001	$1,423,001
2007*	$935,593	$935,593
*For the period October 11, 2006 (commencement of operations) through September 30, 2007.

          The Adviser advanced $36,315 to the Fund for reimbursable offering expenses prior to the Fund’s commencement of operations, all of which was reimbursed to the Adviser during the fiscal period ended September 30, 2007.

          The Adviser retains the right to use the name “Iron” in connection with other investment companies or business enterprises with which the Adviser is or may become associated. The Trust’s right to use the name “Iron” automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Adviser on ninety days written notice.

          The Adviser may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing [distribution-related?] shareholder services and/or for providing administrative service for shareholder accounts to the extent these institutions are allowed to do so by applicable statute, rule or regulation. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

           Aaron Izenstark and Daniel Sternberg are jointly and primarily responsible for making investment decisions for the Fund (each, a “Portfolio Manager”). As of September 30, 2009, each Portfolio Manager was responsible for the management of the following types of accounts in addition to the Fund:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Aaron Izenstark	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 3290	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: $720 million	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: 0	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A
Daniel Sternberg	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A	Investment Companies: N/A Pooled Investment Vehicles: N/A Other Accounts: N/A

          Each Portfolio Manager is compensated for his services by the Adviser. For the fiscal year ended September 30, 2009, Mr. Sternberg’s compensation consisted of a fixed salary and an annual bonus based on the following: (i) the quality of research contributions by the Portfolio Manager, and (ii) the Portfolio Manager’s overall contribution to client portfolios and the firm’s success. For the fiscal year ended September 30, 2009, Mr. Izenstark’s compensation consisted of a fixed salary and profits from his percentage ownership in the Adviser. Each Portfolio Manager is eligible to participate in the Adviser’s profit sharing program.

          As set forth above, Mr. Izenstark provides investment advisory and other services to clients other than the Fund. In addition, each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members. The Fund has no interest in these activities. As a result of the foregoing, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the Portfolio Managers may manage such other accounts on terms that are more favorable than the terms on which the Adviser manages the Fund, such as in cases where the Adviser receives higher fees from the other accounts than the management fee received from the Fund.

    There may be circumstances under which the Portfolio Managers will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets that the Portfolio Managers commit to such investment. There also may be circumstances under which the Portfolio Managers purchase or sell an investment for the other accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for the other accounts.

          It is generally the Adviser’s policy that investment decisions for all accounts managed by the Portfolio Managers be made based on a consideration of the accounts’ respective investment objectives and policies, and other needs and requirements affecting the accounts; and that investment transactions and opportunities be fairly allocated among the Fund and other accounts. For example, the Adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Adviser. When feasible, the Portfolio Managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and other client accounts. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata, average price per share basis.

    The Portfolio Managers’ ownership of shares of the Fund as of September 30, 2009 appears in the table below.

Portfolio Manager	Dollar Range of Fund Shares
Aaron Izenstark	$500,001 - $1,000,000
Daniel Sternberg	$1 - $10,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

          The following table provides information regarding the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”).

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age - 62) Independent Trustee, December 2002 to present

President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008; Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. from September 1991to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from September 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (Age - 63) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (Age - 59) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004; Director, International Crankshaft, Inc. since January 2004; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (Age - 57) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Kenneth G.Y. Grant (Age – 60) Independent Trustee, May 2008 to present

Senior Vice President of Global Trust Company since 2008; Senior Vice President of Advisors Charitable Gift Fund since May 2005; Senior Vice President and Chief Officer, Corporate Development, of Northeast Retirement Services, Inc. since February 2003; Senior Vice President of Savings Banks Employees Retirement Association since February 2003; Treasurer (since January 2004) and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each trustee is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

** The Trust currently consists of 27 series.

  The Trust’s Audit Committee consists of Mssrs. Hippenstiel, Condon, Tritschler, and Grant. The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2009.

  The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the fair valuation determinations, if any, by the Fund’s Adviser. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. The Pricing Committee held four meetings during the year ended December 31, 2009.

  The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which are provided by the investment advisers and sub-advisers and the Trust’s Administrator. The Advisory Contract Renewal Committee also conducts interviews of advisers and sub-advisers to the Trust. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum. This Committee held four meetings during the year ended December 31, 2009.

  The following table provides information regarding each Trustee who is an “interested person” of the Trust, and each officer of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 54)*** Trustee, November 2007 to present

Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Melissa K. Gallagher(Age - 43) President, November 2009 to present

Employed in various positions with Unified Fund Services, Inc., the

Trust’s administrator, and Unified Financial Securities, Inc., the

Trust’s Distributor, since September of 2000; currently Senior Vice President of Unified Fund Services, as well as President and Treasurer of Unified Financial Securities.

John C. Swhear (Age - 48) Senior Vice President, May 2007 to present

Vice President of Legal Administration and Compliance for Unified Fund Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Valued Advisers Trust since August 2008; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Employed in various positions with American United Life Insurance Company from June 1983 to April 2007, including: Associate General Counsel, April 2007; Investment Adviser Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007 and Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel, OneAmerica Securities Inc., February 2007 to April 2007; Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

Christopher E. Kashmerick (Age - 34) Treasurer and Chief Financial Officer, November 2008 to present

Vice President of Fund Accounting, Financial and Tax Reporting for Unified Fund Services, Inc., the Trust's Administrator, since April 2008; Assistant Vice President, Compliance Officer and Compliance Administrator for U.S. Bancorp Fund Services, LLC, a mutual fund servicing company, from February 2005 to April 2008; Employed in various positions with UMB Fund Services, a mutual fund servicing company, including: Senior Accounting Analyst, Accounting Analyst and Fund Balancing Supervisor, from May 2000 through February 2005.

William J. Murphy (Age - 46) Assistant Treasurer, February 2008 to present	Manager of Fund Administration for Unified Fund Services, Inc., since October 2007; Employed in various positions with American United Life Insurance Company from March 1987 to October 2007.
Lynn E. Wood (Age - 63) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chairman and Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from September 2000 to December 2004; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from September 2000toOctober 2004.

Heather Bonds (Age - 34) Secretary, July 2005 to present; Assistant Secretary, September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002, currently Manager, Board Relations and Legal Administration, since March 2008; Secretary of Valued Advisers Trust since August 2008; Assistant Secretary of Dean Family of Funds from August 2004 to March 2007; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

Tara Pierson (Age - 34) Assistant Secretary, November 2008 to present	Employed by Unified Fund Services, Inc., the Trust’s Administrator, since February, 2000; Assistant Secretary of Dividend Growth Trust from March 2006 to present.

*	The address for each trustee and officer of the Trust is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

** The Trust currently consists of 27 series.

*** Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified

Financial Securities, Inc., one of the Trust’s distributors.

  The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2009.

Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald Tritschler	None	None
Stephen Little	None	None
Daniel Condon	None	None
Nancy V. Kelly	None	None
Kenneth G.Y. Grant	None	$1-10,000

* The Trust currently consists of 27 series.

     As of December 31, 2009, the Trustees and Officers of the Trust did not own any shares of the Fund.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fundwill increase or decrease as new series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$ 1,778[2]	$0	$0	$48,000
Stephen A. Little, Chairman of the Board	$1,778[2]	$0	$0	$48,000
Daniel J. Condon, Trustee	$1,407[3]	$0	$0	$38,000
Ronald C. Tritschler, Trustee	$1,407[3]	$0	$0	$38,000
Kenneth G.Y. Grant, Trustee	$1,407[3]	$0	$0	$38,000

Interested Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee	$0	$0	$0	$0
Melissa K. Gallagher, President and CEO	$0	$0	$0	$0
John C. Swhear, Senior Vice President	$0	$0	$0	$0
Christopher E. Kashmerick, Treasurer and CFO	$0	$0	$0	$0
William Murphy, Assistant Treasurer	$0	$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$5,448[4]	$0	$0	$158,000[5]
Heather Bonds, Secretary	$0	$0	$0	$0
Tara Pierson, Assistant Secretary	$0	$0	$0	$0

1 The Trust currently consists of 27 series.

2 During the fiscal year ended September 30, 2009, each Trustee received a total of $_____ from the Fund.

3 During the fiscal year ended September 30, 2009, each Trustee received a total of $_____ from the Fund.

4 During the fiscal year ended September 30, 2009, the CCO received a total of $_____ from the Fund.

5 This amount does not include the value of benefits provided to the CCO. In addition to the CCO’s salary listed in the table, the CCO is allocated $25,000 for potential bonus compensation, as well as to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisors to the series of the Trust, attendance at compliance seminars, etc. These expenses are shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

          As of [date w/in 30 days of filing], 2010, the following persons were deemed to be control persons or principal shareholders of the Fund:

Institutional Class

Name and Address	% Ownership	Type of Ownership
SEI Private Trust Co One Freedom Valley Dr Oaks, PA 19456	64.68%	Record
Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	28.58%	Record
Gerlach, LLC 3800 Citigroup Ctr Tampa, FL 33610	5.49%	Record

Investor Class

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104	98.70%	Record

PORTFOLIO TURNOVER

          The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the fiscal year ended September 30, 2008, the portfolio turnover rate was 222.67%, and for the year ended September 30, 2009, the portfolio turnover rate was _____%.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

          Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Unified Fund Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

          When you open an account with the Fund, the transfer agent will request that you provide your name, physical address, date of birth, Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

          Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

          The Adviser is specifically authorized to select brokers or dealers who also provide research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

          Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. During the fiscal year ended September 30, 2009, the Adviser did not direct any brokerage transactions to brokers on the basis of research services provided by such brokers.

          Over-the-counter transactions may be placed with broker-dealers if the Adviser is able to obtain best execution (including commissions and price). Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

          When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Blocked transactions may also occur between the Fund and employees of the Adviser; however in the event that the entire blocked order is not filled, the purchase or sale of the Fund will have priority over the purchase or sale of employees of the Adviser.

          The following table provides information regarding brokerage commissions paid by the Fund during the fiscal periods indicated. The increase in commissions paid from year to year was due to an increase in transactions involving exchange-traded products.

Fiscal Year Ended	Brokerage Commissions Paid
September 30, 2009	$5,495
September 30, 2008	$1,304
September 30, 2007*	$60
*For the period October 11, 2006 (commencement of operations) through September 30, 2007.

The Trust, the Adviser and the Fund’s distributor each have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes, free of charge, by calling Shareholder Services at (877) 322-0575. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

          The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Unified Fund Services, Inc. as Transfer Agent, Fund Accounting Agent and Administrator, and the Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to firms including Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser, nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.  The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month.  The information will remain posted on the website until replaced by the information for the succeeding month.  If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

          Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund’s shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

DETERMINATION OF NET ASSET VALUE

          The net asset value of each class of shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price) see “Determination of Net Asset Value” in the Prospectus.

          Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith according to guidelines established by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise. Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

          The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

REDEMPTION IN-KIND

       The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election filed by the Trust under Rule 18f-1 of the 1940 Act, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

          The Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

          If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

          To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•

Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

          The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

          Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine, for federal income tax purposes, the character and time for recognition of capital gains and losses that the Fund realizes in connection with the hedge. The Fund’s income from derivative instruments, in each case derived with respect to its business of making investments, should qualify as allowable income for the Fund under the Income Requirement.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of September 30, 2009, the Fund had no capital loss carryforwards available for federal tax purposes.

          Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

          The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

          If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

          If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

          The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

U.S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

          Unified Fund Services, Inc. (“Unified”) 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, acts as the Fund’s transfer agent, fund accountant and administrator. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., which is also the parent company of the Fund’s distributor.

          Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.40 per shareholder account (subject to a minimum fee of $2,333 per month).

          In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives a monthly fee from the Fund equal to an annual rate of 0.04% of the Fund’s average daily net assets up to $100 million, 0.02% of the Fund’s average daily net assets from $100 million to $250 million, and 0.01% of the Fund’s average daily net assets over $250 million (subject to a minimum fee of $2,708 per month).

          Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.09% of the Fund’s average daily net assets under $100 million, 0.06% of the Fund’s average daily net assets from $100 million to $250 million, and 0.03% of the Fund’s average daily net assets over $250 million (subject to a minimum fee of $3,125 per month). Unified also receives a compliance program services fee of $800 per month from the Fund.

          The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Fund during the periods indicated.

Fiscal Year Ended	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
September 30, 2009	$_____	$_____	$_____
September 30, 2008	$29,028	$55,838	$114,387
September 30, 2007*	$26,217	$41,468	$80,827
*For the period October 11, 2006 (commencement of operations) through September 30, 2007.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The firm of _______________, has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending September 30, 2010. ________ will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting consulting services as requested.

DISTRIBUTOR

  Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor and Unified are controlled by Huntington Bancshares, Inc.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

          The Fund has adopted a Distribution Plan for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on November 10, 2008, called for the purpose of, among other things, voting on such Plan.

          The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

     During the period February 2, 2009 (commencement of operations) through September 30, 2009, the Investor Class shares accrued $16 in expenses under the Plan.

ADMINISTRATION PLAN

          The Fund has adopted an Administration Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Fund’s distributor to compensate financial intermediaries who provide administrative services to the Investor Class shareholders. Financial intermediaries eligible to receive payments under the Administration Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that sell and/or provide administrative services to Investor Class shareholders. The Plan requires the distributor to enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Investor Class shareholders before the distributor can compensate the financial intermediary pursuant to the Administration Plan.

          For purposes of the Administration Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as recordholder and nominee of all Investor Class shares beneficially owned by the intermediary’s customers; (e) providing sub-accounting with respect to Investor Class shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the financial intermediary; and/or (m) furnishing (either separately or on an integrated basis with other reports sent to a customer by the intermediary) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

PROXY VOTING POLICIES

          The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Adviser’s (or sub-adviser’s) proxy voting policies. The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of a Fund’s shareholders. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

          The Adviser’s policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Adviser’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser’s general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

•

electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•	approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;
•

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote. The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

•

shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.

          More information. You may obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (877) 322-0575 or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from the Fund’s documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are filed by the Funds with the SEC on Form N-PX. The Fund’s proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

FINANCIAL STATEMENTS

          The financial statements and the report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2009. The Fund will provide the Annual Report without charge upon written request or request by telephone.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)

1.              Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

2.

First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

3.

Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

4.

Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

5.	Amendments No. 4 and 6 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

6.	Amendment No. 5 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

7.	Amendment No. 7 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2007 and incorporated herein by reference.

8.	Amendment No. 8 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

9.	Amendment No. 9 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

10.

Amendment No. 10 to Agreement and Declaration of Trust as filed with the State of Ohio on November 12, 2008– Filed with Registrant’s registration statement on Form N-1A dated November 28, 2008 and incorporated herein by reference.

11.

Amendment No. 11 to Agreement and Declaration of Trust as filed with the State of Ohio on February 13, 2009 – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts:

1.

(a)            Copy of Registrant’s Management Agreement with Spectrum Advisory Services, Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Spectrum regarding fee waiver and expense reimbursement with respect to the Marathon Value Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

2.

(a)            Copy of Registrant’s Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Becker Capital Management, Inc., regarding fee waiver and expense reimbursement with respect to the Becker Value Equity Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

3.

(a)            Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(b)

Copy of Registrant’s Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated April 30, 2009 and incorporated herein by reference.

4.

Copy of Registrant’s Amended and Restated Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007, and incorporated herein by reference.

5.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Dividend Growth Fund (formerly known as the IMS Strategic Allocation Fund) approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

6.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

7.

(a)            Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Equity Fund’s 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2009 and incorporated herein by reference.

8.

(a)            Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Bond Fund’s 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2009 and incorporated herein by reference.

9.

(a)            Copy of Registrant’s Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2008 and incorporated herein by reference.

10.	Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Multi-Cap Fund, approved September 12, 2005 – Filed with

Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

11.

(a)            Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

12.

(a)            Copy of Registrant’s Amended Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(b)

Copy of Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Large Cap Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

13.

(a)            Copy of Registrant’s Management Agreement with Iron Financial Management, Inc., with regard to Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated May 3, 2006 and incorporated herein by reference.

(b)

Amendment to Registrant’s Management Agreement with Iron Financial, LLC with regard to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2009 and incorporated herein by reference.

14.

(a)            Copy of Registrant’s Management Agreement with Leeb Capital Management, Inc. with regard to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Leeb Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Leeb Focus Fund for the 2009 fiscal year– Filed with Registrant’s registration statement on Form N-1A dated March 30, 2009 and incorporated herein by reference.

15.

(a)            Copy of Registrant’s Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2009 and incorporated herein by reference.

16.

(a)            Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Capital Appreciation Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Capital Appreciation Institutional Fund for the 2008 and 2009 fiscal years – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

17.

(a)            Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Value Institutional Fund for the 2008 and 2009 fiscal years – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

18.

(a)            Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Managed Volatility Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Managed Volatility Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

19.

(a)            Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Large Cap Value Fund’s 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2009 and incorporated herein by reference.

20.

(a)            Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund’s 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2009 and incorporated herein by reference.

21.

Copy of Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Large Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2008 and incorporated herein by reference.

22.

(a)            Copy of Registrant’s Management Agreement with Mirzam Asset Management, LLC with regard to the Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

(b)

Copy of Side Letter Agreement with Mirzam Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Mirzam Capital Appreciation Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2009 and incorporated herein by reference.

(c)

Copy of Sub-Advisory Agreement between Mirzam Asset Management, LLC and Bastiat Capital, LLC with regard to Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

23.	(a) Copy of Registrant’s Management Agreement with Bell Investment Advisors, Inc. with regard to the Bell Worldwide Trends Fund – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Bell Investment Advisors, Inc. regarding fee waiver and expense reimbursement with respect to the Bell Worldwide Trends Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2009 and incorporated herein by reference.

24.

(a)            Copy of Registrant’s Management Agreement with SB-Auer Funds, LLC with regard to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with SB-Auer Funds, LLC regarding fee waiver and expense reimbursement with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

25.

(a)            Copy of Registrant’s Management Agreement with Envestnet Asset Management, Inc. with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Envestnet Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the 3 to 1 Diversified Equity Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated April 30, 2009 and incorporated herein by reference.

(c)

Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Aletheia Research and Management, Inc. with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(d)

Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and London Company of Virginia with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(e)

Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Pictet Asset Management, Inc. with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

26.

(a)            Copy of Registrant’s Management Agreement with Envestnet Asset Management, Inc. with regard to 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Envestnet Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the 3 to 1 Strategic Income Fund for the 2009 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated April 30, 2009 and incorporated herein by reference.

(c)

Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Loomis, Sayles & Company, LP with regard to 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(d)

Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and SMH Capital Advisors, Inc. with regard to 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

27.	Copy of Portfolio Consulting Agreement between Envestnet Asset Management, Inc. and III to I Financial Management Research, L.P. with regard to 3 to 1 Funds – Filed with

Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

28.

(a)            Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Small Cap Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Small Cap Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

29.

(a)            Copy of Registrant’s Management Agreement with Jones Asset Management, LLC with regard to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Jones Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

(e)	1.	Underwriting Contracts.

(a)

Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(b)

Copy of Registrant’s amended and restated Distribution Agreement with Unified Financial Securities, Inc., dated January 17, 2007 – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2008 and incorporated herein by reference.

2.

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

3.

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

4.

Underwriting Contracts. Copy of Distribution Agreement among Registrant, IMS Capital Management, Inc. and Foreside Distribution Services, L.P., dated July 1, 2008 - Filed with Registrant’s registration statement on Form N-1A dated April 30, 2009 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

1.

Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2.

(a)            Custodian Agreement. Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b)

Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)

1.              (a)          Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2005 and incorporated herein by reference.

(b)

Amendment to Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., effective as of October 1, 2007 – Filed with Registrant’s registration statement on Form N-1A dated October 30, 2007 and incorporated herein by reference.

(c)

Registrant’s Investor Class Administration Plan for the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

(d)

Registrant’s Retail Class Administrative Services Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(i)

Legal Opinion and Consent – Legal opinion was filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and is incorporated herein by reference. The consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions

1.

Consent of independent registered public accounting firm to the use of audited financial statements for each of Auer Growth Fund, Appleseed Fund, FCI Equity Fund, FCI Bond Fund, and Iron Strategic Income Fund - to be filed by future amendment.

2.

Consent of Ashland Partners & Company LLP, an independent public accounting firm, with regard to the use by the Auer Growth Fund of the opinion regarding the performance presentation of the Auer Growth Portfolio is filed herewith.

(k)	Omitted Financial Statements – None.

(l)

Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)	1. Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

2.	Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

3.	Copy of Rule 12b-1 Distribution Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

4.	Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

5.

Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

6.	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

7.

Copy of Rule 12b-1 Distribution Plan with respect to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

8.

Copy of Rule 12b-1 Distribution Plan with respect to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

9.

Copy of Rule 12b-1 Distribution Plan with respect to the Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2007 and incorporated herein by reference.

10.

Copy of Rule 12b-1 Distribution Plan with respect to the Bell Worldwide Trends Fund – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

11.

Copy of Rule 12b-1 Distribution Plan with respect to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

12.

Copy of Rule 12b-1 Distribution Plan with respect to the 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

13.	Copy of Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

14.

Copy of Rule 12b-1 Distribution Plan with respect to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

15.

Copy of Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

(n)	1. Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

2.	Copy of Rule 18f-3 Plan for Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

3.	Copy of Rule 18f-3 Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(o)	Reserved.

(p)	1. Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A on June 20, 2007 and incorporated herein by reference.

2.	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

3.

Code of Ethics adopted by Unified Financial Securities, Inc., as distributor to Registrant – Filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

(q)	1. Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

2.	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

3.

Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

4.

Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

5.

Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

6.

Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

7.

Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

8.

Proxy Voting Policy and Procedures adopted by with Toreador Research & Trading LLC as advisor to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

9.

Proxy Voting Policy and Procedures adopted by Leeb Capital Management, Inc. as advisor to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

10.

Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

11.

Updated Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Institutional Funds– Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

12.

Proxy Voting Policy and Procedures adopted by SMI Advisory Services, LLC as advisor to Sound Mind Investing Funds – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2006 and incorporated herein by reference.

13.

Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as advisor to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

14.	Proxy Voting Guidelines used with respect to Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated April 11, 2008 and incorporated herein by reference.

15.

Proxy Voting Policy and Procedures adopted by Bastiat Capital, LLC as sub-advisor to the Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

16.

Proxy Voting Policy and Procedures adopted by Bell Investment Advisors, Inc. as advisor to the Bell Worldwide Trends Fund – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

17.

Proxy Voting Policy and Procedures adopted by Aletheia Research and Management, Inc. as sub-adviser to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

18.

Proxy Voting Policy and Procedures adopted by London Company of Virginia as sub-adviser to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

19.

Proxy Voting Policy and Procedures adopted by Pictet Asset Management, Inc. as sub-adviser to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

20.

Proxy Voting Policy and Procedures adopted by SMH Capital Advisors, Inc. as sub-adviser to the 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

21.

Proxy Voting Policy and Procedures adopted by Loomis, Sayles & Company, LP as sub-adviser to the 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

22.

Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as adviser to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

23.

Proxy Voting Policy and Procedures adopted by Jones Villalta Asset Management, LLC as adviser to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant

                      The controlling shareholder of each of the FCI Bond Fund and FCI Equity Fund (together, the FCI Funds”), Midtrusco, is under common control with the FCI Funds’ investment adviser, Financial Counselors, Inc. Financial Counselors, Inc. is owned 100% by FCI Holding Corporation, a Delaware corporation.

                      Dean Investment Associates, LLC may be deemed to be under common control with each of the Dean Funds because various persons that own Dean Wealth Management LLP, a controlling shareholder of the Dean Funds, also indirectly own more than 75% of Dean Investment Associates, LLC.

Item 30.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 31.	Business and Other Connections of the Investment Advisers

1.

Archer Investment Corporation (“Archer”) serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the FINRA’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

2.

Bastiat Capital, LLC (“Bastiat”) serves as sub-advisor to Mirzam Capital Appreciation Fund. Albert J. Meyer and William L. Culbertson, III, portfolio managers of the Mirzam Capital Appreciation Fund, each is a managing member of Bastiat. Further information about Bastiat can be obtained from its Form ADV Part I available on the IAPD.

3.

Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund, a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

4.

Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

5.

Dean Investment Associates, LLC (“Dean”), serves as investment advisor to the Dean Funds. Stephen M. Miller serves President and Chief Operating Officer of Dean, and each of Mark E. Schutter, Ronald A. Best and Debra E. Rindler are executive officers. Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

6.

Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

7.

IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

8.

Iron Financial, LLC serves as investment advisor to the Iron Strategic Income Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

9.

Jones Villalta Asset Management, LLC (“JVAM”), serves as investment advisor to the Jones Villalta Opportunity Fund. Stephen M. Jones and Thomas E. Villalta are executive officers. Further information about JVAM can be obtained from its Form ADV Part I available on the IAPD.

10.

Leeb Capital Management, Inc. (“Leeb”), serves as investment advisor to the Leeb Focus Fund. Steven L. Leeb is the President and Donna A. Leeb and Steven Fishman are executive officers. Further information about Leeb can be obtained from its Form ADV Part I available on the IAPD.

11.

Mirzam Asset Management, LLC (“Mirzam”) serves as investment advisor to Mirzam Capital Appreciation Fund. Mr. Clifford R. Morris is a managing member of Mirzam. Further information about Mirzam will be available from its Form ADV Part I available on the IAPD.

12.

Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund. Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable and William A. Pekin all are executive officers. Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

13.

SMI Advisory Services, LLC (“SMI”) serves as investment advisor to the Sound Mind Investing Fund and Sound Mind Investing Managed Volatility Fund, each a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

14.

Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum can be obtained from the Form ADV Part I available on the IAPD.

15.

Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Value Institutional Fund and Symons Capital Appreciation Institutional Fund, each a series of the Trust. Edward L. Symons, Jr. is the Chairman and Founder, and Colin E. Symons, CFA, is the Chief Investment Officer. Christopher C. Hoel, Vickilynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons. Further information about Symons can be obtained from the Form ADV Part I available on the IAPD.

16.

The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Roosevelt Multi-Cap Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

17.

Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

18.

Bell Investment Advisors, Inc. (“Bell”) serves as investment adviser to the Bell Worldwide Trends Fund, a series of Registrant. Mr. James Bell is the President of Bell. Further information about Bell can be obtained from its Form ADV Part I available on the IAPD.

19.

Envestnet Asset Management, Inc. (“Envestnet”) serves as investment adviser to the 3 to 1 Funds. Judson T. Bergman is the Chairman and CEO of Envestnet. Further information about Envestnet can be obtained from its Form ADV Part I available on the IAPD.

20.

Aletheia Research and Management, Inc. (“Aletheia”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund. Peter Eichler, Roger B. Peikin and Joseph M. Boskovich are executive officers of Aletheia. Further information about Aletheia can be obtained from its Form ADV Part I available on the IAPD.

21.

London Company of Virginia (“London Company”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund. Mr. Stephen M. Goddard is a Principal and the CIO of London Company. Further information about London Company can be obtained from its Form ADV Part I available on the IAPD.

22.

Pictet Asset Management, Inc. (“Pictet”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund. Renaud Deplanta is the CEO and Nicholas Mustoe is the CIO of Pictet. Further information about Pictet can be obtained from its Form ADV Part I available on the IAPD.

23.

SMH Capital Advisors, Inc. (“SMH Capital”) serves as sub-adviser to the 3 to 1 Strategic Income Fund. Robert E. Garrison is the President and a director of SMH Capital. Further information about SMH Capital can be obtained from its Form ADV Part I available on the IAPD.

24.

Loomis, Sayles & Company, LP (“Loomis Sayles”) serves as sub-adviser to the 3 to 1 Strategic Income Fund. Robert J. Blanding is the CEO of Loomis Sayles. Further information about Loomis Sayles can be obtained from its Form ADV Part I available on the IAPD.

25.

SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund. Mr. Robert Auer is the managing member of SBA. Further information about SBA can be obtained from its Form ADV Part I available on the IAPD

Item 32.	Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust.

(a)

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Dividend Growth Trust, Dreman Contrarian Funds, Hirtle Callaghan Trust, Huntington Funds, James Advantage Funds, RiverNorth Funds, The Penn Street Fund, Inc., and Valued Advisers Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Melissa K. Gallagher**	President and Treasurer	President
John C. Swhear**	Chief Compliance Officer	Senior Vice President
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Anna Maria Spurgin**	Assistant Vice President	None

Karyn E. Cunningham**	Controller	None
Richard A. Cheap*	Secretary	None
Larry D. Case*	Assistant Secretary	None

*The principal business address of these individuals is 41 S. High St. Columbus, OH 43215.

**The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

Foreside Distribution Services, L.P.

100 Summer Street, Suite 1500

Boston, MA 02110

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Aletheia Research and Management, Inc.

100 Wilshire Blvd., Suite 1960

Santa Monica, California 90401

Archer Investment Corporation
9000 Keystone Crossing, Suite 630
Indianapolis, IN 46240

Bastiat Capital, LLC

Granite Parkway, Suite 200

Plano, TX, 75024

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

Bell Investment Advisors, Inc.

1111 Broadway, Suite 1630

Oakland, CA 94607

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

Dean Investment Associates, LLC

2480 Kettering Tower

Dayton, Ohio 45423

Envestnet Asset Management, Inc.

35 East Wacker Drive, 16th Floor

Chicago, Illinois 60601

Financial Counselors, Inc.

442 West 47th Street

Kansas City, Missouri 63112

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

Iron Financial, LLC

630 Dundee Rd.

Suite 200

Northbrook, IL 60062

Jones Villalta Asset Management, LLC

805 Las Cimas Parkway

Suite 125

Austin, TX 78746

Leeb Capital Management, Inc.

500 Fifth Avenue, 57th Floor

New York, NY 10110

Loomis, Sayles & Company, LP,

One Financial Center

Boston, Massachusetts 02111

London Company of Virginia

1801 Bayberry Court, Suite 301

Richmond, Virginia 23226

Mirzam Asset Management, LLC

1 Main Street, Suite 200

Tequesta, FL, 33469

Pekin Singer Strauss Asset Management, Inc.

21 S. Clark Street, Suite 3325

Chicago, IL 60603

Pictet Asset Management, Ltd.

25 Old Broad Street

Tower 42, Level 37

London, EC2N 1HQ

SMI Advisory Services, LLC

422 Washington Street

Columbus, IN 47201

Spectrum Advisory Services, Inc.

1050 Crown Pointe Parkway, Suite 750

Atlanta, GA 30338

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, Pennsylvania 15228

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Toreador Research & Trading LLC

7493 North Ingram

Suite 104

Fresno, California  93711

SMH Capital Advisors, Inc.

600 Travis, Suite 3100

Houston, Texas 77002

Each advisor (or sub-advisor) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 34.	Management Services

None.

Item 35.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on December 2, 2009.

              UNIFIED SERIES TRUST

By: /s/	Melissa K. Gallagher ****
Melissa K. Gallagher, President

Attest:

By: /s/ Christopher E. Kashmerick *****
Christopher E. Kashmerick, Treasurer and Chief Financial Officer

          Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date
/s/ Melissa K. Gallagher **** Melissa K. Gallagher	President	December 2, 2009
/s/ Christopher E. Kashmerick ***** Christopher E. Kashmerick	Treasurer and CFO	December 2, 2009
/s/ Daniel Condon * Daniel Condon	Trustee	December 2, 2009
/s/ Gary E. Hippenstiel_* Gary E. Hippenstiel	Trustee	December 2, 2009
/s/ Stephen Little * Stephen Little	Trustee	December 2, 2009
/s/ Ronald Tritschler * Ronald Tritschler	Trustee	December 2, 2009
/s/ Nancy V. Kelly ** Nancy V. Kelly	Trustee	December 2, 2009
Kenneth Grant *** Kenneth Grant	Trustee	December 2, 2009

*/**/***/****/*****/s/ Carol Highsmith
Carol Highsmith, Attorney in Fact

*Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.

**Signed pursuant to a Power of Attorney dated December 12, 2007 and filed with Registrant’s registration statement on Form N-1A on December 17, 2007 and incorporated herein by reference.

***Signed pursuant to a Power of Attorney dated June 19, 2008 and filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

****Signed pursuant to a Power of Attorney dated November 19, 2009 and filed with Registrant’s registration statement on Form N-1A on December 1, 2009 and incorporated herein by reference.

*****Signed pursuant to a Power of Attorney dated November 23, 2009 and filed with Registrant’s registration statement on Form N-1A on December 1, 2009 and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit Number	Description

EX.99.i	Consent of Legal Counsel
EX.99.j	Consent of Independent Accounting Firm – Ashland Partners & Company, LLP